--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.............................        1
    Management's Discussion and Analysis..........        2
    Statement of Assets and Liabilities...........        4
    Statement of Operations.......................        5
    Statements of Changes in Net Assets...........        6
    Financial Highlights..........................        7
    Notes to Financial Statements.................        8
    Report of Independent Certified Public
     Accountants..................................       10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL
  CAP SERIES
    Performance Chart.............................       11
    Schedule of Investments.......................       12
    Statement of Assets and Liabilities...........       42
    Statement of Operations.......................       43
    Statements of Changes in Net Assets...........       44
    Financial Highlights..........................       45
    Notes to Financial Statements.................       46
    Report of Independent Certified Public
     Accountants..................................       49

FUND MANAGEMENT...................................       50

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO VS.
RUSSELL 2000 INDEX
JUNE 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA SMALL CAP INSTITUTIONAL PORTFOLIO  RUSSELL 2000 INDEX
                                        $10,000             $10,000
Jun-1993                                 $9,921             $10,062
Jul-1993                                 $9,989             $10,201
Aug-1993                                $10,314             $10,642
Sep-1993                                $10,590             $10,942
Oct-1993                                $10,806             $11,224
Nov-1993                                $10,607             $10,858
Dec-1993                                $10,901             $11,229
Jan-1994                                $11,244             $11,581
Feb-1994                                $11,153             $11,539
Mar-1994                                $10,617             $10,931
Apr-1994                                $10,638             $10,996
May-1994                                $10,588             $10,872
Jun-1994                                $10,285             $10,506
Jul-1994                                $10,436             $10,678
Aug-1994                                $10,931             $11,273
Sep-1994                                $10,991             $11,235
Oct-1994                                $11,031             $11,190
Nov-1994                                $10,661             $10,738
Dec-1994                                $10,789             $11,025
Jan-1995                                $10,862             $10,887
Feb-1995                                $11,217             $11,339
Mar-1995                                $11,437             $11,533
Apr-1995                                $11,813             $11,789
May-1995                                $12,044             $11,992
Jun-1995                                $12,660             $12,615
Jul-1995                                $13,444             $13,341
Aug-1995                                $13,841             $13,617
Sep-1995                                $14,082             $13,861
Oct-1995                                $13,361             $13,241
Nov-1995                                $13,761             $13,798
Dec-1995                                $14,081             $14,162
Jan-1996                                $14,126             $14,146
Feb-1996                                $14,598             $14,588
Mar-1996                                $14,923             $14,890
Apr-1996                                $15,921             $15,686
May-1996                                $16,740             $16,304
Jun-1996                                $15,976             $15,634
Jul-1996                                $14,652             $14,269
Aug-1996                                $15,516             $15,098
Sep-1996                                $15,999             $15,689
Oct-1996                                $15,775             $15,447
Nov-1996                                $16,381             $16,084
Dec-1996                                $16,631             $16,505
Jan-1997                                $17,172             $16,835
Feb-1997                                $16,823             $16,428
Mar-1997                                $16,039             $15,652
Apr-1997                                $15,849             $15,696
May-1997                                $17,660             $17,443
Jun-1997                                $18,566             $18,191
Jul-1997                                $19,663             $19,037
Aug-1997                                $20,395             $19,473
Sep-1997                                $21,979             $20,899
Oct-1997                                $21,021             $19,981
Nov-1997                                $20,708             $19,851
Dec-1997                                $20,708             $20,199
Jan-1998                                $20,478             $19,880
Feb-1998                                $21,977             $21,349
Mar-1998                                $22,900             $22,228
Apr-1998                                $23,227             $22,350
May-1998                                $22,017             $21,146
Jun-1998                                $21,709             $21,190
Jul-1998                                $20,037             $19,474
Aug-1998                                $15,926             $15,692
Sep-1998                                $16,924             $16,921
Oct-1998                                $17,674             $17,611
Nov-1998                                $18,826             $18,534
Dec-1998                                $19,619             $19,681
Jan-1999                                $19,939             $19,943
Feb-1999                                $18,236             $18,327
Mar-1999                                $18,076             $18,613
Apr-1999                                $19,719             $20,281
May-1999                                $20,499             $20,577
Jun-1999                                $21,703             $21,507
Jul-1999                                $21,523             $20,918
Aug-1999                                $20,961             $20,144
Sep-1999                                $20,841             $20,148
Oct-1999                                $20,602             $20,231
Nov-1999                                $22,306             $21,438
Dec-1999                                $24,645             $23,865
Jan-2000                                $24,623             $23,481
Feb-2000                                $28,750             $27,358
Mar-2000                                $27,505             $25,555
Apr-2000                                $25,343             $24,016
May-2000                                $24,013             $22,616
Jun-2000                                $26,479             $24,588
Jul-2000                                $25,759             $23,797
Aug-2000                                $27,876             $25,612
Sep-2000                                $27,330             $24,859
Oct-2000                                $26,130             $23,751
Nov-2000                                $23,729             $21,311
Dec-2000                                $25,318             $23,142
Jan-2001                                $27,531             $24,348
Feb-2001                                $25,687             $22,751
Mar-2001                                $24,531             $21,638
Apr-2001                                $26,474             $23,330
May-2001                                $27,702             $23,904
Jun-2001                                $29,104             $24,729
Jul-2001                                $28,021             $23,391
Aug-2001                                $27,186             $22,635
Sep-2001                                $23,326             $19,589
Oct-2001                                $24,874             $20,735
Nov-2001                                $26,817             $22,340
Dec-2001                                $28,595             $23,718
Jan-2002                                $28,401             $23,471
Feb-2002                                $27,656             $22,828
Mar-2002                                $30,002             $24,663
Apr-2002                                $30,113             $24,888
May-2002                                $28,842             $23,783
Jun-2002                                $27,351             $22,603
Jul-2002                                $23,431             $19,190
Aug-2002                                $23,460             $19,140
Sep-2002                                $21,693             $17,766
Oct-2002                                $22,522             $18,336
Nov-2002                                $24,537             $19,972

         ANNUALIZED                  ONE       FIVE     FROM
         TOTAL RETURN (%)           YEAR       YEARS  JUNE 1993
         ------------------------------------------------------
                                        -8.50  3.45       9.91

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

    The U.S. Small Cap Institutional Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 3,555 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2002, small company stocks generally outperformed large company stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index and -10.60% for the Russell 2000 small company index. Total return for the U.S. Small Cap Institutional Portfolio over this period was -8.50%.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company
  (15,175,922 Shares, Cost $165,385)++ at
  Value+..........................................  $  150,697
Receivable for Fund Shares Sold...................         366
                                                    ----------
    Total Assets..................................     151,063
                                                    ----------

LIABILITIES:

PAYABLES:
  Investment Securities Purchased.................         366
  Due to Advisor..................................           8
Accrued Expenses and Other Liabilities............          20
                                                    ----------
    Total Liabilities.............................         394
                                                    ----------
NET ASSETS........................................  $  150,669
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)........................  16,954,463
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     8.89
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  180,484
Accumulated Net Investment Income (Loss)..........       1,025
Accumulated Net Realized Gain (Loss)..............     (16,152)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................     (14,688)
                                                    ----------
    Total Net Assets..............................  $  150,669
                                                    ==========

--------------

  +  See Note B to financial statements.
 ++  The cost for federal income tax purposes is $181,599.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $  1,423
                                                    --------
EXPENSES
  Administrative Services.........................       114
  Accounting & Transfer Agent Fees................         6
  Legal Fees......................................         9
  Audit Fees......................................         1
  Filing Fees.....................................         2
  Shareholders' Reports...........................        26
  Directors' Fees and Expenses....................         1
                                                    --------
        Total Expenses............................       159
                                                    --------
  NET INVESTMENT INCOME (LOSS)....................     1,264
                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................     2,169
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................    (8,455)
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................    (8,404)
                                                    --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........   (14,690)
                                                    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $(13,426)
                                                    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                             YEAR         YEAR
                                             ENDED        ENDED
                                           NOV. 30,     NOV. 30,
                                             2002         2001
                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  1,264     $  1,364
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................      2,169       23,783
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (8,455)      (5,857)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     (8,404)      (1,180)
                                           --------     --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................    (13,426)      18,110
                                           --------     --------
Distributions From:
  Net Investment Income.................     (1,304)      (1,290)
  Net Short-Term Gains..................       (837)      (6,372)
  Net Long-Term Gains...................    (17,396)      (9,811)
                                           --------     --------
        Total Distributions.............    (19,537)     (17,473)
                                           --------     --------
Capital Share Transactions (1):
  Shares Issued.........................     47,987       32,701
  Shares Issued in Lieu of Cash
    Distributions.......................     19,537       17,473
  Shares Redeemed.......................    (53,168)     (32,510)
                                           --------     --------
        Net Increase (Decrease) from
          Capital Share Transactions....     14,356       17,664
                                           --------     --------
        Total Increase (Decrease).......    (18,607)      18,301
NET ASSETS
  Beginning of Period...................    169,276      150,975
                                           --------     --------
  End of Period.........................   $150,669     $169,276
                                           ========     ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      4,919        2,977
    Shares Issued in Lieu of Cash
      Distributions.....................      1,934        1,760
    Shares Redeemed.....................     (5,418)      (3,105)
                                           --------     --------
                                              1,435        1,632
                                           ========     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....   $  10.91     $  10.87     $  11.13     $   9.80      $ 11.90
                            --------     --------     --------     --------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.07         0.09         0.08         0.08         0.08
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      (0.85)        1.20         0.60         1.66        (1.10)
                            --------     --------     --------     --------      -------
Total from Investment
  Operations.............      (0.78)        1.29         0.68         1.74        (1.02)
                            --------     --------     --------     --------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.08)       (0.09)       (0.08)       (0.08)       (0.08)
  Net Realized Gains.....      (1.16)       (1.16)       (0.86)       (0.33)       (1.00)
                            --------     --------     --------     --------      -------
Total Distributions......      (1.24)       (1.25)       (0.94)       (0.41)       (1.08)
                            --------     --------     --------     --------      -------
Net Asset Value, End of
  Period.................   $   8.89     $  10.91     $  10.87     $  11.13      $  9.80
                            ========     ========     ========     ========      =======
Total Return.............      (8.50)%      13.02%        6.38%       18.47%       (9.09)%

Net Assets, End of Period
  (thousands)............   $150,669     $169,276     $150,975     $135,107      $98,680
Ratio of Expenses to
  Average Net
  Assets (1).............       0.18%        0.17%        0.18%        0.20%        0.20%
Ratio of Expenses to
  Average Net Assets
  (excluding waivers and
  assumption of
  expenses) (1)..........       0.18%        0.17%        0.18%        0.21%        0.22%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.78%        0.84%        0.67%        0.89%        1.26%
Ratio of Net Investment
  Income to Average Net
  Assets (excluding
  waivers and assumption
  of expenses)...........       0.78%        0.84%        0.67%        0.88%        1.24%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         34%          13%          38%          29%          29%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series", or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 18% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $710.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    4. RECLASSIFICATION: Distributions of net gains on the Statement of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2002, there were no previously waived fees that are subject to future reimbursement to the Advisor.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................        --
Gross Unrealized Depreciation.....................  $(30,902)
                                                    --------
    Net...........................................  $(30,902)
                                                    ========

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA U.S. Small Cap Institutional Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. SMALL CAP SERIES  RUSSELL 2000 INDEX
                            $10,000             $10,000
Mar-1993                    $10,237             $10,324
Apr-1993                     $9,928             $10,040
May-1993                    $10,330             $10,484
Jun-1993                    $10,289             $10,549
Jul-1993                    $10,371             $10,694
Aug-1993                    $10,721             $11,156
Sep-1993                    $11,010             $11,471
Oct-1993                    $11,248             $11,767
Nov-1993                    $10,974             $11,383
Dec-1993                    $11,289             $11,773
Jan-1994                    $11,639             $12,141
Feb-1994                    $11,549             $12,097
Mar-1994                    $10,995             $11,460
Apr-1994                    $11,018             $11,528
May-1994                    $10,962             $11,398
Jun-1994                    $10,647             $11,014
Jul-1994                    $10,804             $11,195
Aug-1994                    $11,323             $11,819
Sep-1994                    $11,379             $11,778
Oct-1994                    $11,425             $11,731
Nov-1994                    $11,039             $11,257
Dec-1994                    $11,178             $11,559
Jan-1995                    $11,252             $11,413
Feb-1995                    $11,621             $11,888
Mar-1995                    $11,841             $12,091
Apr-1995                    $12,234             $12,360
May-1995                    $12,480             $12,572
Jun-1995                    $13,119             $13,225
Jul-1995                    $13,931             $13,987
Aug-1995                    $14,337             $14,276
Sep-1995                    $14,595             $14,532
Oct-1995                    $13,845             $13,882
Nov-1995                    $14,259             $14,465
Dec-1995                    $14,598             $14,847
Jan-1996                    $14,639             $14,831
Feb-1996                    $15,135             $15,294
Mar-1996                    $15,470             $15,610
Apr-1996                    $16,502             $16,445
May-1996                    $17,360             $17,093
Jun-1996                    $16,568             $16,391
Jul-1996                    $15,188             $14,960
Aug-1996                    $16,086             $15,829
Sep-1996                    $16,595             $16,448
Oct-1996                    $16,355             $16,195
Nov-1996                    $16,993             $16,862
Dec-1996                    $17,248             $17,304
Jan-1997                    $17,820             $17,650
Feb-1997                    $17,449             $17,222
Mar-1997                    $16,631             $16,410
Apr-1997                    $16,445             $16,456
May-1997                    $18,315             $18,287
Jun-1997                    $19,258             $19,072
Jul-1997                    $20,402             $19,958
Aug-1997                    $21,159             $20,415
Sep-1997                    $22,796             $21,910
Oct-1997                    $21,807             $20,948
Nov-1997                    $21,491             $20,812
Dec-1997                    $21,491             $21,176
Jan-1998                    $21,254             $20,841
Feb-1998                    $22,814             $22,382
Mar-1998                    $23,763             $23,304
Apr-1998                    $24,103             $23,432
May-1998                    $22,850             $22,169
Jun-1998                    $22,544             $22,215
Jul-1998                    $20,815             $20,416
Aug-1998                    $16,543             $16,451
Sep-1998                    $17,577             $17,739
Oct-1998                    $18,358             $18,463
Nov-1998                    $19,564             $19,431
Dec-1998                    $20,384             $20,633
Jan-1999                    $20,722             $20,908
Feb-1999                    $18,952             $19,214
Mar-1999                    $18,784             $19,514
Apr-1999                    $20,497             $21,262
May-1999                    $21,306             $21,573
Jun-1999                    $22,568             $22,548
Jul-1999                    $22,380             $21,930
Aug-1999                    $21,796             $21,119
Sep-1999                    $21,683             $21,123
Oct-1999                    $21,438             $21,210
Nov-1999                    $23,207             $22,476
Dec-1999                    $25,648             $25,020
Jan-2000                    $25,627             $24,617
Feb-2000                    $29,917             $28,682
Mar-2000                    $28,634             $26,791
Apr-2000                    $26,383             $25,179
May-2000                    $24,996             $23,711
Jun-2000                    $27,560             $25,778
Jul-2000                    $26,802             $24,948
Aug-2000                    $29,011             $26,852
Sep-2000                    $28,442             $26,062
Oct-2000                    $27,202             $24,900
Nov-2000                    $24,710             $22,343
Dec-2000                    $26,366             $24,262
Jan-2001                    $28,670             $25,526
Feb-2001                    $26,767             $23,851
Mar-2001                    $25,565             $22,685
Apr-2001                    $27,569             $24,459
May-2001                    $28,870             $25,061
Jun-2001                    $30,323             $25,925
Jul-2001                    $29,195             $24,523
Aug-2001                    $28,319             $23,731
Sep-2001                    $24,312             $20,537
Oct-2001                    $25,914             $21,738
Nov-2001                    $27,943             $23,420
Dec-2001                    $29,809             $24,866
Jan-2002                    $29,604             $24,607
Feb-2002                    $28,837             $23,933
Mar-2002                    $31,291             $25,857
Apr-2002                    $31,394             $26,092
May-2002                    $30,066             $24,934
Jun-2002                    $28,533             $23,697
Jul-2002                    $24,441             $20,119
Aug-2002                    $24,466             $20,066
Sep-2002                    $22,626             $18,626
Oct-2002                    $23,495             $19,224
Nov-2002                    $25,590             $20,938

         ANNUALIZED                  ONE       FIVE      FROM
         TOTAL RETURN (%)           YEAR       YEARS  MARCH 1993
         -------------------------------------------------------
                                        -8.42  3.55       10.12

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
  STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                           THE U.S. SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
COMMON STOCKS -- (97.6%)
 *#1-800 CONTACTS, Inc..................    20,200   $    255,025
 *1-800-FLOWERS.COM, Inc................    30,544        315,672
 1st Source Corp........................    22,731        372,788
 21st Century Holding Co................     1,100         13,772
 *24/7 Media, Inc.......................    15,900          5,326
 *3 Dimensional Pharmaceuticals, Inc....    15,600         72,150
 *3-D Systems Corp......................    11,500         95,737
 *3TEC Energy Corp......................    16,500        226,132
 *7-Eleven, Inc.........................   139,700      1,120,394
 *#8X8, Inc.............................    20,000          7,600
 *#@Road, Inc...........................    56,500        231,085
 *A. B. Watley Group, Inc...............    10,200          3,570
 *A.C. Moore Arts & Crafts, Inc.........    22,500        318,712
 *A.D.A.M., Inc.........................     3,400          1,819
 *#aaiPharma, Inc.......................    20,100        340,092
 *Aames Financial Corp..................       240            384
 *AAON, Inc.............................    13,100        257,873
 AAR Corp...............................    35,100        193,050
 Aaron Rents, Inc. Class A..............     3,800         82,840
 Aaron Rents, Inc. Class B..............    14,400        319,680
 *Abaxis, Inc...........................    18,300         77,592
 ABC Bancorp............................     8,310        108,736
 *Abgenix, Inc..........................    81,000        752,085
 Abington Bancorp, Inc..................     3,200         67,504
 *Abiomed, Inc..........................    23,000        113,850
 *Ablest, Inc...........................     2,100         13,860
 ABM Industries, Inc....................    56,300        835,492
 Abrams Industries, Inc.................       200            823
 *Acacia Research Corp..................    21,560         97,020
 *Acceptance Insurance Companies,
   Inc..................................    13,500          1,019
 *Access Pharmaceuticals, Inc...........    14,400         27,360
 *Access Worldwide Communications,
   Inc..................................     6,200          3,317
 *Acclaim Entertainment, Inc............    69,800         85,505
 *Accrue Software, Inc..................    18,800            893
 *Ace Cash Express, Inc.................    10,100         81,305
 *Ace Comm Corp.........................     7,500          8,962
 Aceto Corp.............................     6,000        102,390
 *Aclara Biosciences, Inc...............    35,800         83,235
 *Acme Communications, Inc..............    18,400        139,104
 *Acme United Corp......................     3,400         12,223
 *Acorn Products, Inc...................       530          2,491
 *#ACT Manufacturing, Inc...............     4,600             34
 *ACT Teleconferencing, Inc.............    10,700         14,659
 *Actel Corp............................    29,500        568,022
 *Acterna Corp..........................   185,900         50,193
 Action Performance Companies, Inc......    19,600        434,140
 *Active Power, Inc.....................    45,100         92,229
 *#Actrade Financial Technologies,
   Ltd..................................    13,400         34,036
 *Actuant Corp..........................    12,740        550,241
 *Actuate Corp..........................    61,800        152,955
 *ACTV, Inc.............................    55,700         42,610
 Acuity Brands, Inc.....................    27,700        376,166
 *#Acxiom Corp..........................    35,400        545,337
 Adams Resources & Energy, Inc..........     4,200         22,260
 *Adaptec, Inc..........................   124,900        841,201
 *ADE Corp..............................    13,600        112,200
                                           SHARES       VALUE+
                                           ------       ------
 *Adept Technology, Inc.................    11,100   $      6,049
 *#Administaff, Inc.....................    39,300        267,240
 *Adolor Corp...........................    36,400        521,612
 *Adtran, Inc...........................    45,400      1,508,869
 *Advance Lighting Technologies, Inc....    15,700          4,945
 *Advanced Digital Information Corp.....    74,900        557,630
 *Advanced Energy Industries, Inc.......    35,300        631,693
 *Advanced Magnetics, Inc...............     6,600         32,670
 Advanced Marketing Services, Inc.......    19,150        298,740
 *Advanced Materials Group, Inc.........       237             52
 *Advanced Neuromodulation Systems,
   Inc..................................    12,100        365,722
 *Advanced Nutraceuticals, Inc..........       700            728
 *Advanced Photonix, Inc. Class A.......     9,000          7,740
 *Advanced Power Technology, Inc........    10,300         48,049
 Advanta Corp. Class A..................    10,800        101,250
 Advanta Corp. Class B Non-Voting.......    18,900        183,613
 *Advent Software, Inc..................    39,200        654,052
 *Advo, Inc.............................    22,000        718,960
 *Aehr Test Systems.....................     7,100         20,945
 *AEP Industries, Inc...................     7,800         95,238
 *AeroCentury Corp......................       300          1,185
 *Aeroflex, Inc.........................    85,250        662,819
 *Aerosonic Corp........................     3,900         76,635
 *Aerovox, Inc..........................     6,100             12
 *Aether Systems, Inc...................    50,500        175,992
 *Aetrium, Inc..........................     9,400         11,186
 *AFC Enterprises, Inc..................    38,900        847,631
 *Affiliated Managers Group, Inc........    21,900      1,193,769
 *Affinity Technology Group, Inc........    29,100          4,147
 *Aftermarket Technology Corp...........    26,100        340,605
 *AG Services America, Inc..............     5,400         44,550
 *Agco Corp.............................    26,053        628,919
 *Agile Software Corp...................    58,200        522,636
 *#Agility Capital, Inc.................     5,900             41
 AGL Resources, Inc.....................    53,900      1,299,529
 *AHL Services, Inc.....................    15,000          6,675
 *AHT Corp..............................    11,100              6
 *Air Methods Corp......................     9,000         47,655
 Airborne, Inc..........................    55,800        799,614
 *Airgas, Inc...........................    94,000      1,580,140
 *Airnet Communications Corp............     3,400          2,584
 *Airnet Systems, Inc...................    10,100         50,803
 *Airtran Holdings, Inc.................    80,500        310,730
 *AK Steel Holding Corp.................   121,600        984,960
 *#Akamai Technologies, Inc.............   135,400        277,570
 *Akorn, Inc............................    19,500         26,812
 *#Aksys, Ltd...........................    30,600        169,065
 Alabama National Bancorporation........    13,600        602,344
 Alamo Group, Inc.......................     9,700        115,430
 *Alaris Medical, Inc...................    67,400        481,236
 *Alaska Air Group, Inc.................    31,900        675,323
 *Alaska Communications Systems Group,
   Inc..................................    22,200         43,290
 Albany International Corp. Class A.....    27,072        563,098
 *Albany Molecular Research, Inc........    36,100        539,514
 Albemarle Corp.........................    41,400      1,289,610
 *Alcide Corp...........................     2,300         39,755
 *Aldila, Inc...........................     4,633          7,413

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Alexander & Baldwin, Inc...............    49,300   $  1,215,491
 *Alexion Pharmaceuticals, Inc..........    20,000        351,200
 Alfa Corp..............................    92,900      1,165,895
 Alico, Inc.............................     7,000        172,095
 *Align Technology, Inc.................    55,200        192,372
 *Alkermes, Inc.........................    75,268        671,391
 *All American Semiconductor, Inc.......     4,000         10,100
 Allcity Insurance Co...................       200             53
 #Allegheny Energy, Inc.................    53,600        369,304
 Allegheny Teledyne, Inc................    91,300        652,795
 Allegiant Bancorp, Inc.................    17,100        295,488
 Allen Organ Co. Class B................       800         31,820
 *Allen Telecom, Inc....................    32,300        308,465
 *Alliance Gaming Corp..................    33,060        572,103
 *Alliance Semiconductor Corp...........    44,900        196,886
 *Allied Healthcare International,
   Inc..................................    19,300         82,990
 *Allied Healthcare Products, Inc.......     6,700         20,133
 *Allied Holdings, Inc..................     8,300         26,975
 *Allied Motion Technologies, Inc.......     2,900          6,380
 *Allied Research Corp..................     5,100         82,110
 *Allmerica Financial Corp..............    27,200        298,928
 *#Allos Therapeutics, Inc..............    30,900        247,200
 *Allou Health & Beauty Care, Inc.
   Class A..............................     7,100         19,170
 *Alloy Online, Inc.....................    46,000        546,710
 *Allscripts Healthcare Solutions,
   Inc..................................    55,300        162,029
 *Almost Family, Inc....................     1,600          8,536
 *Alpha Technologies Group, Inc.........     7,100          9,620
 *Alphanet Solutions, Inc...............     6,600         10,560
 Alpharma, Inc. Class A.................    43,200        581,040
 *Alpine Group, Inc.....................    22,000         11,880
 *Alteon, Inc...........................    24,300         48,600
 *#Alterra Healthcare Corp..............    25,700          4,626
 *Altris Software, Inc..................     1,202            343
 *Ambassadors Group, Inc................     9,800        132,398
 *Ambassadors, Inc......................     9,800         85,211
 *AMC Entertainment, Inc................    37,300        367,405
 *Amcast Industrial Corp................     8,500         17,425
 Amcol International Corp...............    32,900        197,071
 Amcore Financial, Inc..................    28,100        631,828
 *#Amedisys, Inc........................     1,400          7,175
 *AMEN Properties, Inc..................     7,900          3,239
 *#Amerco, Inc..........................    21,300         97,873
 *America Services Group, Inc...........     4,600         69,115
 *America West Holdings Corp.
   Class B..............................    33,200         72,708
 *American Aircarriers Support, Inc.....     7,200              1
 *American Axle & Manufacturing
   Holdings, Inc........................     7,700        184,646
 American Biltrite, Inc.................     3,400         30,090
 #American Business Financial Services,
   Inc..................................     6,413         64,547
 #American Capital Strategies, Ltd......    49,700      1,030,032
 *American Claims Evaluation, Inc.......     1,000          1,650
 *American Classic Voyages Co...........    33,500              3
 *American Dental Partners, Inc.........     7,200         64,440
 *American Ecology Corp.................    14,350         38,314
 American Financial Holdings, Inc.......     3,921        115,277
 *American Greetings Corp. Class A......    72,700      1,182,829
 *#American Healthways, Inc.............    16,750        347,060
 American Home Mortgage Holdings,
   Inc..................................    17,500        188,212
                                           SHARES       VALUE+
                                           ------       ------
 *American Indemnity Financial Escrow...       800   $        800
 *American Independence Corp............    25,100         67,770
 *#American Italian Pasta Co............    17,900        649,770
 *American Locker Group, Inc............       300          3,658
 *American Management Systems, Inc......    50,600        697,521
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     4,400              0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     4,400              0
 *American Medical Security Group,
   Inc..................................    12,500        143,625
 *American Medical Systems Holdings,
   Inc..................................    36,500        594,402
 American National Finincial, Inc.......     8,925        101,477
 *American Pacific Corp.................     7,100         62,125
 *American Physicians Capital, Inc......    10,900        202,031
 *American Physicians Services Group,
   Inc..................................       100            401
 *American Retirement Corp..............    25,000         41,250
 *American Science & Engineering, Inc...     6,500         80,925
 American Shared Hospital Services......     3,700         16,095
 *American Software, Inc. Class A.......    19,700         56,342
 American States Water Co...............    16,650        397,935
 *American Superconductor Corp..........    29,500        105,610
 *American Technical Ceramics Corp......     8,000         41,600
 *American Tower Corp...................    84,300        333,828
 American Vanguard Corp.................       276          6,417
 *American West Bancorporation..........     1,936         27,017
 American Woodmark Corp.................     8,200        487,695
 Americana Bancorp, Inc.................     2,712         30,917
 *America's Car-Mart, Inc...............     6,500         80,210
 *#Americredit Corp.....................     4,400         36,608
 *AMERIGROUP Corp.......................    15,300        403,690
 *Ameripath, Inc........................    33,700        569,698
 AmeriServe Financial, Inc..............    13,700         41,853
 *Ameristar Casinos, Inc................    22,300        315,099
 *Ameritrade Holding Corp...............   184,300        956,517
 Ameron International Corp..............     3,900        222,339
 AmerUs Group Co........................    26,544        850,735
 *#Ames Department Stores, Inc..........    28,800             36
 Ametek, Inc............................    34,700      1,289,799
 *Amistar Corp..........................     1,600          1,160
 *Amkor Technology, Inc.................    21,200        154,018
 *AML Communications, Inc...............     7,800          1,131
 Ampco-Pittsburgh Corp..................     9,600        121,824
 *Ampex Corp. Class A...................    47,400          6,636
 *AMR Corp..............................     4,500         34,830
 *Amrep Corp............................     6,500         49,335
 *Amresco, Inc..........................    10,460              4
 *Amsurg Corp...........................    20,289        517,775
 *Amtech Systems, Inc...................     1,900          7,239
 *Amwest Insurance Group, Inc...........     3,894             21
 *AMX Corp..............................    11,000         30,140
 *Amylin Pharmaceuticals, Inc...........    77,050      1,327,957
 *Anacomp, Inc..........................         5             59
 *Anadigics, Inc........................    33,600        130,536
 Analogic Corp..........................    15,900        715,579
 *Analysts International Corp...........    26,600         61,047
 *Analytical Surveys, Inc...............       730            788
 *Anaren Microwave, Inc.................    26,900        310,695
 Anchor Bancorp Wisconsin, Inc..........    27,240        552,836
 Andersons, Inc.........................     8,200         98,195

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Andrew Corp...........................    69,200   $    779,538
 *Andrx Group...........................    25,000        362,750
 Angelica Corp..........................     5,000        113,000
 *Angelo & Maxie's, Inc.................     2,016          7,459
 *#Anicom, Inc..........................    23,000              2
 *Anika Therapeutics, Inc...............     9,900         10,840
 *Anixter International, Inc............    44,500      1,088,470
 *Ann Taylor Stores Corp................    53,800      1,277,750
 *Ansoft Corp...........................    12,100         76,956
 *AnswerThink Consulting Group, Inc.....    51,500        136,732
 *Ansys, Inc............................    16,200        334,125
 *Anthony and Sylvan Pools Corp.........     3,768         19,144
 *Antigenics, Inc.......................    36,706        448,547
 *AP Pharma, Inc........................    19,900         15,920
 *APA Optics, Inc.......................    11,800         20,768
 *APAC Teleservices, Inc................    51,900        138,054
 *Aphton Corp...........................    27,200         71,944
 Apogee Enterprises, Inc................    34,200        318,231
 Applebees International, Inc...........    42,975      1,083,185
 *Applica, Inc..........................    25,700        127,472
 *Applied Extrusion Technologies, Inc...    12,900         34,249
 *Applied Films Corp....................    12,100        245,630
 *Applied Graphics Technologies, Inc....     8,740          5,943
 *Applied Imaging Corp..................    15,800         33,496
 Applied Industrial Technologies, Inc...    23,000        414,000
 *Applied Innovation, Inc...............    15,100         53,378
 *Applied Microsystems Corp.............     7,000          1,645
 *Applied Molecular Evolution, Inc......    24,000         49,080
 *Applied Signal Technologies, Inc......    10,600        112,943
 *#Applix, Inc..........................    19,200         23,808
 *Apria Healthcare Group, Inc...........    54,100      1,268,645
 *Apropos Technology, Inc...............    12,000         19,140
 Aptargroup, Inc........................    38,500      1,150,380
 Aquila, Inc............................    62,900        127,058
 *Aradigm Corp..........................    31,100         60,956
 *Arch Capital Group, Ltd...............    20,500        619,510
 Arch Chemicals, Inc....................    26,900        548,222
 Arch Coal, Inc.........................    60,800      1,216,608
 Arctic Cat, Inc........................    18,900        291,627
 *#Ardent Communications, Inc...........    19,200            115
 *Arena Pharmaceuticals, Inc............    30,800        205,282
 Argonaut Group, Inc....................    23,700        388,798
 *Argonaut Technologoes, Inc............    12,000         11,220
 *Argosy Gaming Corp....................    28,700        561,659
 *ARI Network Services, Inc.............     6,200          2,201
 *Ariad Pharmaceuticals, Inc............    35,700         99,781
 *Ariba, Inc............................   132,400        554,094
 *Ark Restaurants Corp..................     2,700         18,697
 *Arkansas Best Corp....................    31,400        919,706
 *Arlington Hospitality, Inc............     4,900         14,651
 *Armor Holdings, Inc...................    34,400        492,608
 *#Armstrong Holdings, Inc..............    26,900         16,543
 *Arqule, Inc...........................    23,300        137,353
 *Array BioPharma, Inc..................    28,900        244,783
 *Arrhythmia Research Technology, Inc...     1,800          5,094
 *Arris Group, Inc......................   113,500        380,792
 Arrow Financial Corp...................     7,953        249,167
 Arrow International, Inc...............    24,100        907,606
 *Art Technology Group, Inc.............    69,400        119,368
 *Artesyn Technologies, Inc.............    42,200        173,231
 *Arthrocare Corp.......................    24,000        286,200
 *#Artificial Life, Inc.................     1,200            252
                                           SHARES       VALUE+
                                           ------       ------
 *Artisan Components, Inc...............    18,400   $    378,028
 *Artisoft, Inc.........................    14,400          7,128
 *Arts Way Manufacturing Co., Inc.......       200            750
 *ASA International, Ltd................     1,280          1,472
 *Asante Technologies, Inc..............     2,800            175
 ASB Financial Corp.....................     1,000         14,235
 *Ascent Assurance, Inc.................       109             79
 *Ascent Media Group, Inc...............     4,280         10,058
 *Ascential Software Corp...............   251,100        752,044
 *Ashworth, Inc.........................    14,600         75,993
 *Ask Jeeves, Inc.......................     2,500          5,775
 *Aspect Communications Corp............    58,700        185,198
 *Aspect Medical Systems, Inc...........    19,600         94,374
 *#Aspen Technology, Inc................    39,300        136,174
 *Aspeon, Inc...........................     9,400            423
 *Astea International, Inc..............    14,500          9,932
 *Astec Industries, Inc.................    21,600        221,184
 Astro-Med, Inc.........................     4,200         15,120
 *Astronics Corp........................     5,500         35,777
 *Astronics Corp. Class B...............     2,225         15,575
 *#AstroPower, Inc......................    28,050        245,437
 *ASV, Inc..............................    10,100         88,375
 *Asyst Technologies, Inc...............    47,500        398,525
 *ATA Holdings Corp.....................    11,500         75,325
 *AtheroGenics, Inc.....................    31,700        221,741
 *Athey Products Corp...................     2,940            134
 Atlanta Sosnoff Capital Corp...........     7,700         76,230
 *Atlantic American Corp................    21,100         34,604
 *Atlantic Coast Airlines, Inc..........    49,600        528,488
 *Atlantic Data Services, Inc...........    13,000         33,085
 *Atlantic Premium Brands, Ltd..........     2,000          4,100
 *Atlantis Plastics, Inc................     3,300         15,345
 *Atlas Air, Inc........................    51,800        135,716
 *ATMI, Inc.............................    36,400        873,600
 Atmos Energy Corp......................    45,400      1,012,420
 *ATP Oil & Gas Corp....................    22,700         94,091
 *Atrion Corp...........................     1,700         36,813
 *Atrix Labs, Inc.......................    22,500        416,025
 *ATS Medical, Inc......................     2,200          1,881
 *Atwood Oceanics, Inc..................    16,600        495,178
 *Audiovox Corp. Class A................    20,100        218,688
 *August Technology Corp................    16,900        114,413
 *Ault, Inc.............................     4,500         10,822
 *Aura Systems, Inc.....................     5,295            418
 *Aurora Foods, Inc.....................    69,844         43,303
 *Auspex Systems, Inc...................    21,100         12,449
 *#Authentidate Holding Corp............    24,600         99,999
 *#autobytel.com, Inc...................    37,400        112,200
 *Avalon Holding Corp. Class A..........     1,550          3,425
 *Avanex Corp...........................    56,000         94,080
 *Avanir Pharmaceuticals Class A........    58,000         63,220
 *Avant Immunotherapeutics, Inc.........    51,500         74,160
 *Avatar Holdings, Inc..................     8,700        213,150
 *Avatech Solutions, Inc................       617          1,043
 *Avenue A, Inc.........................    58,400        202,940
 *#Avi Biopharma, Inc...................    31,700        184,335
 *Aviall, Inc...........................    20,500        167,280
 *Avid Technology, Inc..................    30,800        604,604
 *AVIDYN, Inc...........................     3,500          9,747
 *Avigen, Inc...........................    29,400        237,258
 Avista Corp............................    57,400        560,798
 *Avocent Corp..........................    47,600      1,121,932

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Avteam, Inc. Class A..................    11,400   $         26
 *Aware, Inc............................    32,000         90,080
 *Axcelis Technologies, Inc.............   117,800        962,426
 *Axeda Systems, Inc....................    14,500         11,237
 *Axonyx, Inc...........................     5,700          5,244
 *AXS-One, Inc..........................    11,800          6,844
 *Axsys Technologies, Inc...............     4,700         35,414
 *AXT, Inc..............................    27,200         72,080
 *Aztar Corp............................    37,100        525,707
 *AZZ, Inc..............................     6,500         82,875
 Badger Meter, Inc......................     3,200         98,400
 *Badger Paper Mills, Inc...............     1,000          7,050
 Bairnco Corp...........................     7,300         39,055
 *Baker (Michael) Corp..................     7,900         77,262
 Balchem Corp...........................     4,700        107,630
 Baldor Electric Co.....................    40,933        796,147
 Baldwin & Lyons, Inc. Class B..........    10,100        241,693
 *Baldwin Technology, Inc. Class A......    13,300         11,305
 *Ballantyne Omaha, Inc.................    11,900          7,021
 *Bally Total Fitness Holding Corp......    41,300        369,635
 *Baltek Corp...........................     1,500         12,472
 *Bancinsurance Corp....................     5,700         26,875
 Bandag, Inc............................     9,000        366,660
 Bandag, Inc. Class A...................     9,600        346,560
 Bank of Granite Corp...................    16,400        304,876
 Bank of The Ozarks.....................     7,600        187,986
 *Bank United Financial Corp. Class A..     26,000        406,120
 BankAtlantic Bancorp, Inc. Class A.....    11,285        105,740
 *Bankrate, Inc.........................     7,000         21,000
 Banner Corp............................    12,860        257,136
 Banta Corp.............................    29,300        898,045
 Barnes Group, Inc......................    20,700        435,735
 *barnesandnoble.com, inc...............    18,225         35,721
 Barnwell Industries, Inc...............       400          8,160
 *Barra, Inc............................    23,700        873,937
 *Barrett Business Services, Inc........     5,800         21,083
 *Barry (R.G.) Corp.....................     9,500         44,650
 *Base Ten Systems, Inc. Class A........         1             86
 Bassett Furniture Industries, Inc......    11,700        157,306
 Bay State Bancorp, Inc.................     4,200        106,554
 *Bay View Capital Corp.................    77,900        453,378
 *Baycorp Holdings, Ltd.................     8,500        124,950
 *Bayou Steel Corp. Class A.............    13,500          2,295
 *BCT International, Inc................     2,700          2,241
 *Be Aerospace, Inc.....................    39,300        148,750
 *Beasley Broadcast Group, Inc..........     3,100         36,487
 *Beazer Homes USA, Inc.................    12,553        800,505
 *Bebe Stores, Inc......................    30,400        408,728
 BEI Technologies, Inc..................    14,300        205,491
 *Bel Fuse, Inc. Class A................     2,600         43,160
 Bel Fuse, Inc. Class B.................     5,250         97,702
 Belden, Inc............................    25,600        430,080
 *Bell Industries, Inc..................     8,900         13,795
 *Bell Microproducts, Inc...............    21,200        158,152
 *Benchmark Electronics, Inc............    26,500        824,415
 *Benihana, Inc.........................     1,000         12,425
 *Benihana, Inc. Class A................       150          1,859
 *Bentley Pharmaceuticals, Inc..........    20,860        196,084
 Berry Petroleum Corp. Class A..........    22,300        358,584
 *Bethlehem Steel Corp..................    74,300         15,231
 *Beverly Enterprises...................   117,500        383,050
 *Beyond.com Corp.......................     3,140             58
                                           SHARES       VALUE+
                                           ------       ------
 *BHA Group Holdings, Inc. Class A......     6,100   $    101,260
 *Big 4 Ranch, Inc......................     3,200              0
 *Big City Radio, Inc...................     6,400          2,016
 *Big Dog Holdings, Inc.................     1,500          5,392
 *BindView Development Corp.............    51,500         64,890
 *Bio Technology General Corp...........    61,900        262,765
 *Bioanalytical Systems, Inc............     4,600         15,525
 *Biocryst Pharmaceuticals, Inc.........    17,500         18,812
 *BioLase Technology, Inc...............     8,100         47,668
 *Bio-Logic Systems Corp................     4,200         16,905
 *BioMarin Pharmaceutical, Inc..........    63,600        540,600
 *Bionova Holdings Corp.................     4,070            875
 *Bionx Implants, Inc...................    10,800         31,644
 *Bio-Plexus, Inc.......................       270            138
 *#Bio-Rad Laboratories, Inc.
   Class A..............................    20,000        790,000
 *Bio-Reference Laboratories, Inc.......    10,300         63,345
 *BioReliance Corp......................     8,400        213,402
 *Biosepra, Inc.........................    14,300         97,383
 *#Biosite Diagnostics, Inc.............    16,200        461,700
 *Biosource International, Inc..........     9,600         55,680
 *Biospecifics Technologies Corp........     4,500          5,917
 *BioTransplant, Inc....................     7,500          3,637
 *Bitstream, Inc........................     8,400         15,750
 BIW, Ltd...............................       800         14,560
 *Black Box Corp........................    22,300      1,113,327
 Black Hills Corp.......................    29,500        761,985
 Blair Corp.............................     7,900        199,396
 *Blonder Tongue Laboratories, Inc......     9,800         22,050
 *Blount International, Inc.............    24,000         86,640
 *Blue Rhino Corp.......................    17,100        330,885
 *Bluegreen Corp........................    31,965        121,467
 Blyth, Inc.............................    38,100      1,055,370
 BMC Industries, Inc....................    25,400         46,990
 *BNS Co. Class A.......................     4,120         11,124
 Bob Evans Farms, Inc...................    38,500        940,362
 *Boca Resorts, Inc.....................    45,300        523,215
 *Bogen Communications International,
   Inc..................................    12,500         55,062
 *Bolder Technologies Corp..............    17,100             31
 *Bolt Technology Corp..................     5,400         18,630
 *Bombay Co., Inc.......................    32,900        139,496
 *Bone Care International, Inc..........    15,550        152,157
 *Bontex, Inc...........................       200             57
 *Bon-Ton Stores, Inc...................    12,000         49,620
 *Books-a-Million, Inc..................    18,200         47,866
 Borg-Warner, Inc.......................     9,900        510,048
 *Borland Software Corp.................    85,800      1,136,850
 Boston Acoustics, Inc..................     4,600         54,349
 *Boston Beer Company, Inc. Class A.....    12,600        197,568
 *Boston Biomedical, Inc................     6,700         17,922
 *Boston Communications Group, Inc......    19,000        256,880
 Boston Private Financial Holdings,
   Inc..................................    24,600        465,186
 Bostonfed Bancorp, Inc.................     4,500        132,750
 *Bottomline Technologies, Inc..........    17,300         99,821
 Bowne & Co., Inc.......................    40,200        426,120
 *Boyd Gaming Corp......................    63,700        907,725
 *Boyds Collection, Ltd.................    58,800        418,656
 *Bradlees, Inc.........................     8,800              6
 *Bradley Pharmaceuticals, Inc.
   Class A..............................    10,100        151,601
 Brady (W.H.) Co. Class A...............    20,700        703,800

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Brass Eagle, Inc......................     8,300   $     72,957
 *Braun Consulting, Inc.................    22,300         25,533
 *#Breed Technologies, Inc..............    36,800            718
 Bridgford Foods Corp...................    10,400        100,880
 Briggs & Stratton Corp.................    23,800      1,003,170
 *Brigham Exploration Co................    15,900         63,282
 *Bright Horizons Family Solutions,
   Inc..................................     6,600        180,444
 *Brightpoint, Inc......................     4,100         25,604
 *BrightStar Information Technology
   Group, Inc...........................    13,600            238
 *Brilliant Digital Entertainment,
   Inc..................................    19,500          6,630
 *#Brio Technology, Inc.................    36,900         63,652
 *#Britesmile, Inc......................    21,100         14,031
 *Broadview Media, Inc..................       200             90
 *Broadwing, Inc........................    38,800        156,752
 Brookline Bancorp, Inc.................    58,391        666,241
 *Brooks-PRI Automation Inc.............    37,304        538,297
 *Brookstone, Inc.......................     8,400        127,302
 *Brooktrout, Inc.......................    12,100         60,258
 *Brown (Tom), Inc......................    43,100      1,049,485
 Brown Shoe Company, Inc................    17,500        421,750
 *Bruker Daltonics, Inc.................    62,400        346,320
 *Brush Engineered Materials, Inc.......    16,800        101,640
 Bryn Mawr Bank Corp....................       800         30,080
 BSB Bancorp, Inc.......................    10,600        236,751
 *BSQUARE Corp..........................    19,900         26,765
 *BTU International, Inc................     6,800         17,340
 *Buca, Inc.............................    21,900        205,422
 *Buckeye Technology, Inc...............    44,300        298,139
 *Buckhead America Corp.................       900              4
 *Buckle, Inc...........................    30,000        594,000
 *Building Materials Holding Corp.......    13,000        174,265
 *Bull Run Corp.........................    37,000         20,720
 Burlington Coat Factory Warehouse
   Corp.................................    48,880      1,010,350
 Bush Industries, Inc. Class A..........    14,600        100,594
 *Butler International, Inc.............     8,800          3,300
 Butler Manufacturing Co................     7,600        144,780
 *BWAY Corp.............................     8,600        168,818
 C & D Technologies, Inc................    28,600        556,842
 *C-COR.Net Corp........................    42,300        169,834
 *#C-Phone Corp.........................    11,700            135
 *Cable Design Techologies Corp.........    51,287        415,425
 *#Cabot Microelectronics Corp..........    24,200      1,460,954
 Cabot Oil & Gas Corp. Class A..........    37,600        868,560
 *Cache, Inc............................     9,100        131,677
 *Caci International, Inc. Class A......    31,300      1,192,530
 *#Cadiz, Inc...........................    23,100         21,829
 Cadmus Communications Corp.............     8,900         93,895
 *Cagle's, Inc. Class A.................     2,000         15,100
 *Cal Dive International, Inc...........    44,700      1,040,839
 Calgon Carbon Corp.....................    49,400        246,012
 *Caliber Learning Network, Inc.........    12,500             22
 *Calico Commerce, Inc..................     4,621          1,225
 *California Amplifier, Inc.............    16,100         90,240
 *California Coastal Communities, Inc...    10,000         55,150
 California First National Bancorp......    11,100        144,577
 *California Micro Devices Corp.........    15,500         64,480
 *California Pizza Kitchen, Inc.........    20,400        502,146
 California Water Service Group.........    15,100        386,560
 *Caliper Technologies Corp.............    33,900        118,819
 Callaway Golf Co.......................    88,300      1,186,752
                                           SHARES       VALUE+
                                           ------       ------
 *Callon Petroleum Corp.................    17,100   $    100,377
 *Calloways Nursery, Inc................     1,200          1,038
 Cal-Maine Foods, Inc...................    10,500         30,870
 *#Calpine Corp.........................    16,000         70,880
 *Calton, Inc...........................     4,480            829
 *CAM Commerce Solutions, Inc...........     3,000         10,680
 Cambrex Corp...........................    31,200        919,776
 *Cambridge Heart, Inc..................     8,000          5,520
 Camco Financial Corp...................     6,316         89,340
 *Caminus Corp..........................    21,600         48,276
 *Candela Laser Corp....................    10,700         69,229
 *#Candies, Inc.........................    19,950         28,528
 *Candlewood Hotel Co., Inc.............     1,500            870
 *Cannon Express, Inc. Class A..........       900            396
 *Cannondale Corp.......................     7,500         11,325
 *Cantel Medical Corp...................     9,140        123,573
 *Canterbury Information Technology,
   Inc..................................    11,000          4,125
 *Capital Corp. of the West.............     4,520         88,502
 *Capital Crossing Bank.................     5,900        142,750
 *Capital Pacific Holdings, Inc.........    12,300         39,237
 *Capital Senior Living Corp............    27,600         73,140
 Capital Southwest Corp.................       300         15,931
 Capitol Bancorp, Ltd...................     8,564        174,277
 *Caprius, Inc..........................       548             47
 *Capstone Turbine Corp.................     5,400          6,372
 *Captaris, Inc.........................    33,400         79,492
 *Captiva Software Corp.................     4,400          6,600
 Caraustar Industries, Inc..............    31,400        292,177
 *Carbide/Graphite Group, Inc...........     8,300             83
 Carbo Ceramics, Inc....................    16,500        549,615
 *Cardiac Sciences, Inc.................    72,400        170,502
 *Cardima, Inc..........................    21,200         21,624
 *CardioDynamics International Corp.....    51,800        211,603
 *CardioGenesis Corp....................    33,800         25,857
 *#Cardiotech International, Inc........     9,000         12,870
 *Carecentric, Inc......................     2,035            641
 *Career Blazers, Inc. Trust Units......       800              0
 *#CareerEngine Network, Inc............     6,300          1,638
 Carlisle Companies, Inc................    30,200      1,254,206
 *#CarMax, Inc..........................    14,200        279,740
 Carpenter Technology Corp..............    24,500        336,385
 *Carreker Corp.........................    28,200        178,365
 *Carriage Services, Inc. Class A.......    18,900         84,105
 *Carrier Access Corp...................    16,900          9,717
 *Carrington Laboratories, Inc..........     9,800         10,290
 *Carrizo Oil & Gas, Inc................    14,100         64,437
 Cascade Corp...........................    13,300        186,200
 Cascade Natural Gas Corp...............    12,100        237,765
 *Casella Waste Systems, Inc. Class A..     24,869        181,792
 Casey's General Stores, Inc............    59,600        724,736
 Cash America International, Inc........    26,200        236,586
 *Castle (A.M.) & Co....................    15,437         81,044
 Castle Energy Corp.....................     6,600         28,248
 *Casual Male Corp......................    14,100              1
 *Casual Male Retail Group, Inc.........    51,800        205,128
 *Catalina Lighting, Inc................     1,760         16,852
 *Catalyst International, Inc...........     7,800          8,307
 *Catalytica Energy Systems, Inc........    12,891         36,482
 *Catapult Communications Corp..........    14,300        162,376
 Cathay Bancorp, Inc....................    14,800        636,622
 Cato Corp. Class A.....................    31,100        615,780

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Cavalier Homes, Inc...................    18,060   $     42,260
 *CCA Industries, Inc...................     4,300          7,396
 CCBT Financial Companies, Inc..........     8,600        228,674
 *CCC Information Services Group, Inc...    25,700        472,623
 *#CD Warehouse, Inc....................     3,300             74
 *CD&L, Inc.............................     4,400          2,552
 *CDI Corp..............................    19,100        549,316
 *Cec Entertainment Inc.................    33,000      1,046,100
 *Celadon Group, Inc....................     7,600         78,394
 *Celebrity, Inc........................     1,300          1,410
 *Celeritek, Inc........................    16,100        108,997
 *Cell Genesys, Inc.....................    42,852        559,433
 *#Cell Pathways, Inc...................     4,829          2,559
 *#Cell Therapeutics, Inc...............    37,100        356,345
 *#Cellegy Pharmaceuticals, Inc.........    17,200         64,844
 *CellStar Corp.........................    15,620         73,180
 *Cellular Technical Services...........     2,300          1,840
 *Centennial Cellular Corp..............    43,600        134,506
 *#CenterSpan Communication Corp........    12,100         37,510
 Centex Construction Products, Inc......    20,400        736,236
 *Centillium Communications, Inc........    38,100        110,299
 Central Bancorp, Inc...................     1,600         48,248
 *#Central European Distribution Corp...     5,200         87,854
 *Central Garden & Pet Co...............    20,200        386,830
 Central Parking Corp...................    45,600        884,184
 Central Vermont Public Service Corp....    11,700        212,355
 Century Aluminum Co....................    29,800        228,566
 Century Bancorp Income Class A.........     1,000         27,600
 *Century Business Services, Inc........   106,400        346,332
 *Cepheid, Inc..........................    35,500        219,390
 *Ceradyne, Inc.........................     8,400         53,802
 Cerberonics, Inc. Class A..............       200            585
 *Ceres Group, Inc......................    33,800         58,136
 *Cerus Corp............................    19,200        467,424
 CFS Bancorp, Inc.......................    13,300        191,719
 *CGI Group, Inc........................    32,980        166,549
 CH Energy Group, Inc...................    18,000        864,000
 *Chad Therapeutics.....................    10,000         26,750
 *Champion Enterprises, Inc.............    59,000        215,350
 Champion Industries, Inc...............     9,674         25,926
 *Championship Auto Racing Teams,
   Inc..................................    14,600         62,342
 *Champps Entertainment, Inc............    13,400        149,276
 *Channell Commercial Corp..............     6,600         30,690
 *Charles and Colvard, Ltd..............    14,700         87,024
 *Charles River Associates, Inc.........     9,000        141,300
 *Charlotte Russe Holding, Inc..........    21,100        280,102
 *Charming Shoppes, Inc.................   135,300        641,998
 *Chart Industries, Inc.................    23,525         14,821
 *#Charter Communications, Inc..........    17,300         35,378
 Chase Corp.............................     4,000         37,480
 *Chattem, Inc..........................    10,200        424,881
 *Chaus (Bernard), Inc..................    11,100          7,881
 *Checkers Drive-In Restaurant, Inc.....    11,334         86,252
 *#CheckFree Corp.......................     6,100        119,529
 *Checkpoint System, Inc................    36,000        392,040
 Chemed Corp............................    10,800        397,440
 Chemical Financial Corp................    23,635        776,646
 *Cherokee, Inc.........................     8,100        122,715
 Chesapeake Corp........................    18,200        342,160
 Chesapeake Energy Corp.................   165,270      1,145,321
 Chesapeake Utilities Corp..............     5,400        101,520
                                           SHARES       VALUE+
                                           ------       ------
 Chester Valley Bancorp.................       548   $     10,850
 *Chicago Pizza & Brewery, Inc..........     1,100          8,206
 Chicago Rivet & Machine Co.............       200          4,720
 *#Children's Place Retail Stores,
   Inc..................................    29,600        369,556
 *#Childtime Learning Centers, Inc......     5,200          7,410
 *ChipPAC, Inc..........................   105,900        494,023
 *Chiquita Brands International, Inc....       396          5,544
 Chittenden Corp........................    36,173        949,180
 *Choice Hotels International, Inc......    47,400      1,067,922
 *Cholestech Corp.......................    14,700         96,873
 *Chordiant Software, Inc...............    23,300         43,454
 *Christopher & Banks Corp..............    26,275        715,994
 *ChromaVision Medical Systems, Inc.....    20,200         31,613
 *Chromcraft Revington, Inc.............     6,000         78,300
 *Chronimed, Inc........................    13,600         81,328
 Church & Dwight Co., Inc...............    32,300        972,876
 Churchill Downs, Inc...................    14,400        557,640
 *#Chyron Corp..........................    42,600         12,780
 *Ciber, Inc............................    73,612        441,672
 *Cima Laboratories, Inc................    15,600        414,960
 *Cimarex Energy Co.....................    14,004        211,740
 *Ciphergen Biosystems, Inc.............    28,000         97,580
 *Ciprico, Inc..........................     4,900         18,399
 CIRCOR International, Inc..............    14,950        230,678
 *Circuit Systems, Inc..................     1,600             72
 *Cirrus Logic, Inc.....................    98,100        590,562
 Citizens Banking Corp..................    16,200        420,876
 *Citizens, Inc. Class A................    32,721        271,584
 City Holding Co........................    16,786        502,069
 *CKE Restaurants, Inc..................    68,700        342,126
 Claire's Stores, Inc...................    45,700      1,186,372
 Clarcor, Inc...........................    27,400        901,460
 *Clark/Bardes Holdings, Inc............    18,500        337,625
 *Clarus Corp...........................    17,100         96,786
 Classic Vacation Group, Inc............    16,300          3,504
 *Clayton Williams Energy, Inc..........     9,200        100,924
 *Clean Harbors, Inc....................    13,300        194,113
 *#Clearone Communications, Inc.........    11,300         54,296
 Cleco Corp.............................    54,200        736,036
 *Cleveland Cliffs, Inc.................    10,100        209,575
 *click2learn.com, Inc..................     5,000          5,700
 *ClickAction, Inc......................     7,900          1,264
 *Closure Medical Corp..................    14,900        197,350
 CNA Surety Corp........................    47,200        376,184
 *Cnbt Bancshares, Inc., Escrow Share...     6,400          1,280
 *CNET Networks, Inc....................   133,900        412,412
 *CNS, Inc..............................    14,200         91,164
 Coachmen Industries, Inc...............    17,700        282,315
 *Coast Dental Services, Inc............     2,066          6,136
 *Coast Distribution System.............     4,000          8,200
 Coastal Bancorp, Inc...................     5,800        179,742
 *Coastcast Corp........................     7,600         15,504
 *Cobalt Corp...........................    49,300        598,995
 CoBiz, Inc.............................     8,550        129,404
 *Cobra Electronic Corp.................     6,100         38,460
 Coca-Cola Bottling Co. Consolidated....     6,000        343,410
 *#Coeur d'Alene Mines Corp.............    36,300         54,087
 *Cogent Communications Group, Inc......     1,013          1,408
 *Cognex Corp...........................    48,600      1,091,070
 *Cognitronics Corp.....................     4,250         10,837
 *#Cognizant Technology Solutions
   Corp.................................     1,600        114,032

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Coherent, Inc.........................    31,800   $    677,976
 *Cohesion Technologies, Inc............     9,400         36,143
 Cohu, Inc..............................    22,700        352,190
 *Coinstar, Inc.........................    23,900        578,380
 *Cold Metal Products, Inc..............     3,500          1,417
 *Coldwater Creek, Inc..................    10,600        168,275
 *Cole (Kenneth) Productions, Inc.
   Class A..............................    11,350        284,771
 *Cole National Corp. Class A...........    14,800        161,320
 *Collagenex Pharmaceuticals, Inc.......    12,200        115,107
 *Collins & Aikman Corp.................    85,760        351,616
 Collins Industries, Inc................     7,000         31,220
 *Colorado Medtech, Inc.................    13,100         26,855
 *Columbia Banking System, Inc..........    13,223        177,320
 *Columbia Laboratories, Inc............    37,800        147,420
 *Columbus McKinnon Corp................    16,400         76,998
 *Com21, Inc............................    14,100          6,909
 *Comarco, Inc..........................    10,200         85,017
 *Comdial Corp..........................     9,000          1,665
 *Comforce Corp.........................    13,877         11,449
 *Comfort Systems USA, Inc..............    45,400        143,010
 Commerce Group, Inc....................    32,900      1,194,270
 Commercial Bancshares, Inc.............     2,586         80,838
 Commercial Federal Corp................    49,700      1,115,765
 Commercial Metals Co...................    31,900        535,920
 #Commercial National Financial Corp....     3,200         69,488
 Commonwealth Bancorp, Inc..............     9,900        456,786
 Commonwealth Industries, Inc...........    15,900        102,634
 *Commscope, Inc........................    72,100        648,900
 *Communications Systems, Inc...........     8,200         61,090
 Community Bank System, Inc.............    14,200        454,542
 #Community Bankshares, Inc.............       210          3,286
 Community First Bankshares, Inc........    42,700      1,139,449
 Community Trust Bancorp, Inc...........    12,482        368,243
 *Community West Bancshares.............     5,500         25,465
 *Competitive Technologies, Inc.........     6,100         19,215
 *Compucom Systems, Inc.................    54,800        365,242
 *CompuCredit Corp......................    56,700        407,673
 *Compudyne Corp........................     7,100         59,107
 *Computer Access Technology Corp.......    24,400         50,752
 *Computer Horizons Corp................    37,600        132,352
 *Computer Learning Centers, Inc........    18,558             17
 *#Computer Motion, Inc.................    15,200         15,124
 *Computer Network Technology Corp......    31,700        294,493
 *Computer Task Group, Inc..............    27,400         98,640
 CompX International, Inc...............     5,100         42,738
 *Comshare, Inc.........................    10,200         20,043
 *Comstock Resources, Inc...............    32,800        276,832
 *Comtech Telecommunications Corp.......     7,400         71,077
 *Concepts Direct, Inc..................       700            395
 *Conceptus, Inc........................    23,300        322,938
 *Concero, Inc..........................    10,200          3,519
 *Concerto Software, Inc................    12,100         76,895
 *Concord Camera Corp...................    28,800        173,520
 *Concord Communications, Inc...........    18,900        231,714
 *Concur Technologies, Inc..............    26,600        100,415
 *Concurrent Computer Corp..............    68,000        219,300
 *Conductus, Inc........................     2,400          1,500
 *Cone Mills Corp.......................    28,300         59,430
 *Congoleum Corp. Class A...............     3,600          2,520
 *Conmed Corp...........................    34,412        656,409
 Connecticut Bancshares, Inc............     9,456        371,574
                                           SHARES       VALUE+
                                           ------       ------
 Connecticut Water Services, Inc........     7,600   $    205,238
 *Connitics Corp........................    36,700        438,748
 *Conrad Industries, Inc................     7,200         22,644
 CONSOL Energy, Inc.....................    43,000        601,140
 *Consolidated Freightways Corp.........     3,600             68
 *Consolidated Graphics, Inc............    14,500        297,250
 Consolidated Tokoma Land Co............     5,600        101,360
 *Continental Airlines, Inc.............    78,900        741,660
 *Continental Materials Corp............       200          5,200
 *Convera Corp..........................    28,800         90,288
 *#Cooker Restaurant Corp...............     6,600            115
 #Cooper Companies, Inc.................    33,600        944,160
 Cooper Tire & Rubber Co................    51,400        817,260
 Cooperative Bankshares, Inc............     1,400         22,400
 *CoorsTek, Inc.........................    10,700        244,655
 *Copart, Inc...........................    31,000        375,255
 *Copper Mountain Networks, Inc.........       710          2,794
 *Core Molding Technologies, Inc........     7,700          9,240
 *Corel Corp............................         1              1
 *Corillian Corp........................    35,100         41,593
 *Corixa Corp...........................    54,382        390,463
 Corn Products International, Inc.......    37,800      1,121,526
 *Cornell Companies, Inc................    13,000        119,990
 *Corporate Executive Board Co..........    36,800      1,214,584
 *Correctional Services Corp............    10,112         24,319
 *Corrections Corporation of America....    32,200        576,380
 *Corrpro Companies, Inc................     7,875          4,567
 Corus Bankshares, Inc..................    17,000        767,720
 *Corvas International, Inc.............    27,400         45,484
 *Corvel Corp...........................    10,900        363,733
 *Cost Plus, Inc........................    23,875        784,891
 *CoStar Group, Inc.....................    15,800        280,687
 *Cost-U-Less, Inc......................     3,000          3,780
 Cotton States Life Insurance Co........     6,330         61,338
 Courier Corp...........................     2,850        130,459
 *Covance, Inc..........................    60,700      1,360,894
 *Covansys Corp.........................    28,800        112,752
 *Covenant Transport, Inc. Class A......    12,600        222,894
 Covest Bancshares, Inc.................     2,425         63,947
 *Covista Communications, Inc...........     3,000         11,055
 CPAC, Inc..............................     5,120         27,034
 CPB, Inc...............................    15,800        417,989
 *CPI Aerostructures, Inc...............        66            389
 CPI Corp...............................    11,200        143,360
 Craftmade International, Inc...........     5,900         93,780
 Crawford & Co. Class A.................    22,300        121,423
 Crawford & Co. Class B.................    25,300        170,016
 *Cray, Inc.............................    65,100        455,374
 *Credence Systems Corp.................    72,370        782,320
 *Credit Acceptance Corp................    48,500        388,000
 *#Cree Research, Inc...................    24,500        579,792
 *Criticare Systems, Inc................    12,200         42,822
 Crompton Corp..........................   136,400        962,984
 *Cross (A.T.) Co. Class A..............    14,700         88,200
 *Cross Media Marketing Corp............     5,077          3,300
 *Crossroads Systems, Inc...............     4,200          4,053
 *Crown Castle International Corp.......   113,500        449,460
 *Crown Cork & Seal Co., Inc............   131,800      1,138,752
 *Crown Crafts, Inc.....................    10,500          4,935
 *Crown Media Holdings, Inc.............    75,000        343,500
 *Crown-Andersen, Inc...................     1,000          3,610
 *#Cryolife, Inc........................    21,500        117,605

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *CSG Systems International, Inc........    59,500   $    840,437
 *CSK Auto Corp.........................    52,200        651,978
 *CSP, Inc..............................     3,500          9,415
 *CSS Industries, Inc...................     8,600        300,140
 CT Communications, Inc.................    18,700        227,953
 *#CTC Communications Group, Inc........    11,450            298
 CTS Corp...............................    36,700        292,866
 Cubic Corp.............................    31,200        528,840
 *Cubist Pharmaceuticals, Inc...........    33,300        395,604
 *Culp, Inc.............................    12,400        110,360
 Cummins Engine Co., Inc................    20,000        628,800
 *Cumulus Media, Inc. Class A...........    44,016        729,565
 *CUNO, Inc.............................    18,900        628,897
 *CuraGen Corp..........................    53,800        287,830
 *Curative Health Services, Inc.........    11,500        178,480
 *Curis, Inc............................        50             54
 Curtiss-Wright Corp....................     5,800        356,700
 *Cutter & Buck, Inc....................    11,650         49,745
 *CV Therapeutics, Inc..................    28,300        659,248
 CVB Financial Corp.....................    48,112      1,176,579
 *Cyberonics, Inc.......................    23,900        412,514
 *Cyberoptics Corp......................     8,100         57,874
 *Cybersource Corp......................    32,800         82,164
 *Cybex International, Inc..............     8,700         11,745
 *Cygnus, Inc...........................    32,900         33,064
 *Cylink Corp...........................    13,200         18,150
 *#Cymer, Inc...........................    40,800      1,484,916
 *Cypress Semiconductor Corp............    35,700        308,448
 *Cysive, Inc...........................    29,300         78,963
 *Cytec Industries, Inc.................    47,300      1,264,329
 *Cytrx Corp............................     1,700            493
 *Cytyc Corp............................     7,500         74,925
 D & K Healthcare Resources, Inc........    15,900        146,677
 *D A Consulting Group, Inc.............     6,700          1,943
 *Daily Journal Corp....................       200          4,831
 *Dairy Mart Convenience Stores, Inc....     4,800            216
 *Daisytek International Corp...........    19,500        161,070
 *Daktronics, Inc.......................    18,100        259,644
 *Dan River, Inc. Class A...............    29,700         53,460
 *Danielson Holding Corp................    33,900         66,105
 *Daou Systems, Inc.....................    19,400          6,305
 *Data I/O Corp.........................     7,600          9,690
 *#Data Race, Inc.......................    36,700            257
 *Data Systems & Software, Inc..........     7,300         13,067
 *Datakey, Inc..........................     1,000          1,760
 *Datalink Corp.........................    14,900         47,829
 *Datamarine International, Inc.........       200              4
 *Dataram Corp..........................     8,400         34,062
 Datascope Corp.........................    17,700        453,651
 *Datastream Systems, Inc...............    20,100        122,007
 *Datatec Systems, Inc..................     7,000          8,715
 *DataTRAK International, Inc...........     5,200          6,318
 *Datawatch Corp........................     2,066          6,467
 *Dave and Busters, Inc.................    13,200        103,884
 *Davel Communications, Inc.............       204              4
 *Daw Technologies, Inc.................     3,575            357
 *Dawson Geophysical Co.................     5,400         27,999
 *Daxor Corp............................     4,600         71,530
 Deb Shops, Inc.........................    14,400        299,160
 *Deckers Outdoor Corp..................     9,200         35,834
 *Decora Industries, Inc................     5,500             38
 Decorator Industries, Inc..............     2,762         14,611
                                           SHARES       VALUE+
                                           ------       ------
 *Del Global Technologies Corp..........    10,927   $     24,859
 *Del Laboratories, Inc.................     9,054        213,678
 *Del Monte Foods Co....................    62,800        558,920
 *Delphax Technologies, Inc.............     6,100         18,422
 Delphi Financial Group, Inc. Class A..     18,400        703,800
 Delta and Pine Land Co.................    46,000        927,360
 Delta Apparel, Inc.....................     5,240         77,290
 *Delta Financial Corp..................    19,600         22,540
 Delta Natural Gas Co., Inc.............     2,500         51,375
 *Delta Woodside Industries, Inc........     5,850         28,957
 *Deltagen, Inc.........................    21,400         15,729
 Deltic Timber Corp.....................    13,100        347,150
 *Denali, Inc...........................     4,300            365
 *Denbury Resources, Inc................    59,300        612,569
 *Dendreon Corp.........................    28,900        117,045
 *Dendrite International, Inc...........    54,000        317,790
 *Department 56, Inc....................    12,900        158,283
 *DepoMed, Inc..........................    13,600         24,344
 *Detrex Corp...........................       500          1,750
 *Devcon International Corp.............     3,600         23,976
 *DHB Industries, Inc...................     8,300         17,513
 *Diacrin, Inc..........................    17,800         23,140
 Diagnostic Products Corp...............    31,200      1,131,936
 *Diametrics Medical, Inc...............    29,500         59,147
 *DiamondCluster International, Inc.....    29,600        106,412
 *Dianon Systems, Inc...................    13,533        631,044
 *Diedrich Coffee, Inc..................     4,025         17,972
 *Digene Corp...........................    25,600        207,104
 *Digi International, Inc...............    26,633         80,964
 *Digimarc Corp.........................    18,900        300,604
 *#Digital Angel Corp...................     3,800         11,438
 *Digital Courier Technologies, Inc.....     7,200             76
 *Digital Generation Systems, Inc.......    49,400         55,328
 *Digital Impact, Inc...................    10,800         21,546
 *Digital Insight Corp..................    38,600        399,124
 *Digital Lightwave, Inc................    27,300         57,739
 *Digital Power Corp....................     1,000            750
 *Digital River, Inc....................    32,300        467,381
 *DigitalThink Inc......................    40,400         82,214
 *Digitas, Inc..........................    57,531        182,373
 Dime Community Bancorp, Inc............    28,500        586,245
 Dimon, Inc.............................    53,700        327,570
 *Diodes, Inc...........................     8,100         87,196
 *Dionex Corp...........................    21,200        642,254
 *Directrix, Inc........................       813             16
 *Discovery Partners International......    24,700         79,040
 *Dispatch Management Services Corp.....     4,300             12
 *Display Technologies, Inc.............    11,330             34
 *Ditech Communications Corp............    31,500         75,600
 *Diversa Corp..........................    39,800        457,700
 *Diversified Corporate Resources,
   Inc..................................     1,700            476
 *divine, Inc. Class A..................     5,657          9,928
 *Dixie Group, Inc......................    10,600         42,188
 *Dixon Ticonderoga Co..................     1,900          3,467
 *DocuCorp International, Inc...........    16,100        116,081
 *Document Sciences Corp................    14,200         32,305
 *Documentum, Inc.......................    47,800        893,621
 *Dollar Thrifty Automotive Group,
   Inc..................................    28,000        590,240
 *Dominion Homes, Inc...................     5,800         97,266
 Donegal Group, Inc. Class A............     6,066         73,004
 Donegal Group, Inc. Class B............     2,933         30,723
 *Dorsey Trailers, Inc..................     3,000             22

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Dot Hill Systems Corp.................    24,760   $     84,184
 *DoubleClick, Inc......................   100,880        721,292
 Dover Downs Gaming & Entertainment,
   Inc..................................     9,910        103,163
 Dover Motorsports, Inc.................    15,300         58,140
 Downey Financial Corp..................    31,076      1,227,813
 *DPAC Technologies Corp................    20,900         40,441
 DQE, Inc...............................    76,200      1,120,140
 *#Dress Barn, Inc......................    43,800        608,820
 *Drew Industries, Inc..................     9,700        159,565
 *Drexler Technology Corp...............    10,100        171,195
 *Dril-Quip, Inc........................    17,200        324,220
 *DRS Technologies, Inc.................    16,400        547,104
 *Drugstore.com, Inc....................    16,200         33,858
 *DSP Group, Inc........................    32,500        564,850
 *DT Industries, Inc....................    10,300         25,750
 *DualStar Technologies Corp............    16,400          1,927
 *Duane Reade, Inc......................    28,700        545,013
 *Duckwall-Alco Stores, Inc.............     4,100         47,765
 *Ducommun, Inc.........................     9,700        134,830
 *DuPont Photomasks, Inc................    19,700        547,561
 *Dura Automotive Systems, Inc..........    15,300        148,792
 *DuraSwitch Industries, Inc............    10,500         12,705
 *Duratek, Inc..........................    13,400        111,689
 *Durect Corp...........................    25,500         66,682
 *DUSA Pharmaceuticals, Inc.............    13,800         25,254
 *DVI, Inc..............................    14,500        128,180
 *Dwyer Group, Inc......................     7,000         27,615
 *Dyax Corp.............................    21,600         43,956
 *Dycom Industries, Inc.................    54,666        826,003
 *#Dynacq International, Inc............    18,400        280,692
 *Dynamic Materials Corp................     2,000          5,170
 *Dynamics Research Corp................     8,000        101,240
 *#E Com Ventures, Inc..................     2,175          8,754
 *E-Loan, Inc...........................    31,000         58,435
 *E-Z-EM, Inc...........................     8,562         77,058
 *E.piphany, Inc........................    83,000        413,340
 *Eagle Food Centers, Inc...............     2,575          1,429
 *EarthLink, Inc........................    83,700        521,451
 East West Bancorp, Inc.................    26,000        897,520
 Eastern Co.............................     4,950         55,440
 *#EasyLink Services Corp...............    11,569          9,891
 *Eateries, Inc.........................     3,000          7,290
 *eBenX, Inc............................    22,000        101,750
 eBT International, Inc.................    14,800          1,480
 *ECC International Corp................     9,550         38,009
 *#Echelon Corp.........................    50,100        733,464
 *Eclipsys Corp.........................    17,600         90,728
 *Eco Soil Systems, Inc.................    19,700            128
 *Ecogen, Inc...........................     1,364            218
 *eCollege.com..........................    16,300         55,338
 Ecology & Environment, Inc. Class A....     2,000         17,400
 *Edac Technologies Corp................     3,500          2,205
 Edelbrock Corp.........................     5,470         57,763
 *Eden Bioscience Corp..................    12,800         21,056
 *EDGAR Online, Inc.....................    16,400         27,388
 *Edge Petroleum Corp...................     9,300         31,759
 *Edgewater Technology, Inc.............    11,569         48,532
 *Edison Control Corp...................     1,000          6,825
 Edo Corp...............................    21,600        437,832
 *Education Management Corp.............    32,100      1,241,949
 Educational Development Corp...........     1,800         13,698
                                           SHARES       VALUE+
                                           ------       ------
 *Educational Insights, Inc.............     2,700   $      1,242
 EFC Bancorp, Inc.......................     4,600         78,890
 *#EFJ, Inc.............................     7,800          7,800
 *eFunds Corp...........................    55,986        505,274
 *EGL, Inc..............................    58,800        921,396
 *eGlobe, Inc...........................    10,255            103
 *El Paso Electric Co...................    60,500        620,125
 *Elcom International, Inc..............    21,800          7,630
 *Elder-Beerman Stores Corp.............    11,500         20,700
 *#Electric Fuel Corp...................    28,300         22,074
 *Electro Rent Corp.....................    26,200        316,758
 *Electro Scientific Industries, Inc....    30,200        735,370
 *Electroglas, Inc......................    26,900         68,864
 *Electronics Boutique Holdings Corp....    28,400        869,182
 *Electronics for Imaging, Inc..........    65,100      1,154,223
 *Elevon, Inc...........................    15,100         19,856
 *Elite Information Group, Inc..........     8,100         60,993
 *Elizabeth Arden, Inc..................    21,100        302,257
 ElkCorp................................    21,300        383,613
 *eLoyalty Corp.........................     6,700         29,513
 *ELXSI Corp............................     1,800          6,345
 *Embarcadero Technologies, Inc.........    29,900        195,695
 *Embrex, Inc...........................     8,100         95,539
 EMC Insurance Group, Inc...............    11,300        210,745
 *Emcee Broadcast Products, Inc.........     4,800          1,392
 *Emcor Group, Inc......................    14,800        788,840
 *EMCORE Corp...........................    40,300        128,355
 *Emerging Vision, Inc..................    25,700          1,478
 *Emeritus Corp.........................    14,100         35,602
 *Emerson Radio Corp....................    15,400         70,994
 *Emisphere Technologies, Inc...........    20,200         80,396
 *Emmis Broadcasting Corp. Class A......    49,500      1,137,262
 Empire District Electric Co............    24,500        447,370
 Empire Federal Bancorp, Inc............     1,500         27,667
 *EMS Technologies, Inc.................    10,400        158,288
 *#En Pointe Technologies, Inc..........     6,600          6,303
 #Enbridge Energy Partners, L.P.........    23,600        931,256
 *Encore Acquisition Co.................    11,600        215,180
 *#Encore Med Corp......................    13,200         36,564
 *Encore Wire Corp......................    15,200        156,484
 *Endo Pharmaceuticals Holdings, Inc....   108,500        937,982
 *Endocardial Solutions, Inc............    18,300         81,252
 *#Endocare, Inc........................    29,100         78,279
 *Endologix, Inc........................    12,700         14,795
 Energen Corp...........................    37,800      1,010,016
 *Energy Conversion Devices, Inc........    21,100        255,837
 *Energy Partners, Ltd..................    17,100        158,175
 Energy West, Inc.......................       200          1,675
 Energysouth, Inc.......................     5,000        137,425
 *Enesco Group, Inc.....................    14,000         98,980
 Engineered Support Systems, Inc........    17,250        640,492
 *ENGlobal Corp.........................     1,700          2,193
 *Enherent Corp.........................    17,400          1,000
 *#Enlighten Software Solutions, Inc....     1,600              7
 Ennis Business Forms, Inc..............    19,500        241,020
 *Entegris, Inc.........................    81,464        872,072
 *Entrada Networks, Inc.................     8,705          1,872
 *Entravision Communications Corp.......    62,500        681,875
 *Entremed, Inc.........................    24,100         35,547
 *Entrust Technologies, Inc.............    72,600        291,852
 *Envirogen, Inc........................       616            314
 *Environmental Elements Corp...........     7,200         16,776

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Environmental Technologies Corp.......     3,700   $         92
 *Environmental Tectonics Corp..........     7,100         45,085
 *Enzo Biochem, Inc.....................    31,316        454,082
 *Enzon, Inc............................    47,300        874,577
 *EP Medsystems, Inc....................    14,900         73,084
 *#EpicEdge, Inc........................    21,900          1,533
 *Epicor Software Corp..................    44,442         73,329
 *Epimmune, Inc.........................    11,800         14,278
 *EPIQ Systems, Inc.....................    15,850        238,780
 *EPIX Medical, Inc.....................    17,200        159,014
 *ePlus, Inc............................    10,300         76,065
 *ePresence, Inc........................    25,100         60,365
 *#Equimed Inc. Nevis...................     2,250              0
 *Equity Marketing, Inc.................     5,700         66,975
 *Equity Oil Co.........................    12,600         24,255
 *#eResearch Technology, Inc............    10,350        146,194
 *eResource Capital Group, Inc..........     4,913          2,358
 *Ergo Science Corp.....................     7,150         12,691
 ESB Financial Corp.....................     6,969         89,726
 *Escalon Medical Corp..................     3,200          6,336
 *Esco Technologies, Inc................    12,500        458,875
 *eSpeed, Inc...........................    31,100        469,765
 *Esperion Therapeutics, Inc............     8,300         56,357
 Espey Manufacturing & Electronics
   Corp.................................       400          7,850
 *ESS Technology, Inc...................    59,100        510,624
 *Essential Therapeutics, Inc...........    17,500          9,450
 *Esterline Technologies Corp...........    22,800        448,020
 #Ethan Allen Interiors, Inc............    34,800      1,299,780
 *Ethyl Corp............................    16,600         95,616
 *European Micro Holdings, Inc..........     4,600             69
 *Evans & Sutherland Computer Corp......    10,400         55,900
 *Evans Systems, Inc....................     4,000            300
 *Evercel, Inc..........................     1,666          3,882
 *Evergreen Resources, Inc..............    20,800        890,240
 *#Evergreen Solar, Inc.................     8,300         11,952
 *Everlast Worldwide, Inc...............     1,500          5,025
 *Evolving Systems, Inc.................    12,600         11,340
 *Exabyte Corp..........................    28,400         22,010
 *Exact Sciences Corp...................    18,800        230,300
 *Exactech, Inc.........................     5,400        123,012
 *Exar Corp.............................    43,700        617,044
 *Excel Technology, Inc.................    11,700        233,883
 *eXcelon Corp..........................       401          1,261
 *EXE Technologies, Inc.................    34,000         23,120
 *Exelixis, Inc.........................    75,043        678,389
 *Exponent, Inc.........................     6,700         86,597
 *Extended Stay America, Inc............    79,100      1,106,609
 *Extended Systems, Inc.................    11,100         22,644
 *Extensity, Inc........................    15,200         26,448
 *Extreme Networks, Inc.................   134,700        608,170
 *Exult, Inc............................   104,631        336,912
 *Ezcorp, Inc. Class A Non-Voting.......    10,800         34,722
 *Ezenia! Inc...........................    13,600          3,876
 F & M Bancorp..........................     8,462        291,685
 *F.A.O., Inc...........................    22,033         50,235
 F.N.B. Corp............................    43,543      1,222,252
 *F5 Networks, Inc......................    28,200        396,351
 Fab Industries, Inc....................     5,200         44,850
 *Factory 2-U Stores, Inc...............    12,900         43,086
 Factset Research Systems, Inc..........    37,100      1,146,390
 *Factual Data Corp.....................     6,100         48,098
                                           SHARES       VALUE+
                                           ------       ------
 *Fairchild Corp. Class A...............    24,452   $    123,727
 *Fairchild Semiconductor Corp.
   Class A..............................     3,600         55,116
 *Falcon Products, Inc..................     8,800         35,024
 *#FalconStor Software, Inc.............    58,800        291,060
 *Famous Dave's of America, Inc.........    12,500         45,437
 *Fargo Electronics.....................    11,700        138,294
 Farmer Brothers Co.....................     1,900        590,909
 *Faro Technologies, Inc................    11,800         24,308
 *FASTNET Corp..........................     1,900            874
 FBL Financial Group, Inc. Class A......    26,000        436,020
 *Featherlite Manufacturing, Inc........     6,500         15,600
 Fedders Corp...........................    22,610         59,238
 Federal Screw Works....................     1,250         51,881
 Federal Signal Corp....................    58,800      1,114,848
 *#Federal-Mogul Corp...................    59,400         25,839
 *FEI Co................................    32,200        602,140
 *#Female Health Co.....................     9,300         16,228
 Ferro Corp.............................    48,400      1,152,404
 FFLC Bancorp...........................     3,600        105,372
 *Fibermark, Inc........................     6,900         46,713
 *Fiberstars, Inc.......................     4,600         17,066
 Fidelity Bancorp, Inc..................     3,100         83,188
 Fidelity Bankshares, Inc...............    15,732        297,413
 *Fidelity Federal Bancorp..............     2,500          4,512
 Fidelity National Corp.................     8,800         76,384
 *Fidelity National Information
   Solutions, Inc.......................    40,463        816,746
 *Filenet Corp..........................    39,099        536,438
 *Film Roman, Inc.......................     4,700            505
 *Financial Federal Corp................    16,600        428,280
 Finger Lakes Bancorp, Inc..............     2,500         49,625
 *Finish Line, Inc. Class A.............    18,800        199,092
 *Finishmaster, Inc.....................       800          9,344
 *Finlay Enterprises, Inc...............     9,400        120,320
 *Firebrand Financial Group, Inc........     9,100             96
 First Albany Companies, Inc............     9,098         69,374
 First American Financial Corp..........        87          1,783
 *First Aviation Services, Inc..........     6,200         25,234
 First Bancorp..........................     6,210        153,014
 First Bell Bancorp, Inc................     4,800        100,080
 *First Cash Financial Services, Inc....     8,800         89,100
 First Charter Corp.....................    33,320        606,091
 First Citizens Bancshares, Inc.........     1,300        131,040
 First Commonwealth Financial Corp......    66,460        780,905
 *First Consulting Group, Inc...........    28,844        200,466
 First Defiance Financial Corp..........     6,859        133,750
 First Essex Bancorp....................     7,600        267,102
 First Federal Bancshares of Arkansas,
   Inc..................................     2,900         72,920
 First Federal Capital Corp.............    19,900        381,284
 First Financial Bancorp................    66,325      1,141,122
 First Financial Bankshares, Inc........    12,316        483,218
 First Financial Corp...................     1,275         66,702
 First Financial Holdings, Inc..........    13,400        349,673
 First Franklin Corp....................       300          4,071
 #First Georgia Holdings, Inc...........     1,012          3,937
 *First Horizon Pharmaceutical Corp.....    38,200        231,301
 First Indiana Corp.....................    15,400        321,629
 *First Investors Financial Services
   Group, Inc...........................     5,400         16,578
 First Keystone Financial, Inc..........     2,000         31,820

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *First Mariner Bank Corp...............     4,900   $     52,748
 First Merchants Corp...................    16,280        382,661
 First Midwest Bancorp, Inc.............     7,375        206,057
 First Midwest Financial, Inc...........     2,400         37,644
 First Mutual Bancshares, Inc...........     4,144         72,914
 First Niagara Financial Group, Inc.....    28,600        874,874
 First Oak Brook Bancshares, Inc.
   Class A..............................     2,100         67,777
 First Place Financial Corp.............    14,167        239,847
 *First Republic Bank...................    14,450        300,560
 First SecurityFed Financial, Inc.......     4,100         91,512
 First Sentinel Bancorp, Inc............    31,100        455,304
 First United Corp......................     2,800         45,920
 *First Virtual Communications, Inc.....    20,753          7,782
 First Years, Inc.......................     8,100         80,595
 FirstBank NW Corp......................     1,400         29,176
 *FirstCity Financial Corp..............     7,900          8,808
 FirstFed America Bancorp, Inc..........     6,176        155,018
 *FirstFed Financial Corp...............    17,200        468,700
 *Firstwave Technologies, Inc...........     2,600         38,025
 *Fischer Imaging Corp..................     9,100         44,226
 Flag Financial Corp....................     6,500         73,937
 Flagstar Bancorp, Inc..................    33,950        619,587
 Flamemaster Corp.......................       247          1,710
 *Flanders Corp.........................    25,900         47,008
 *#Fleetwood Enterprises, Inc...........    38,200        314,768
 #Fleming Companies, Inc................    60,800        456,000
 Flexsteel Industries, Inc..............     6,100         95,831
 *Flir Systems, Inc.....................    16,650        725,357
 *Florida Banks, Inc....................     5,700         45,172
 Florida East Coast Industries, Inc.....     2,000         46,300
 Florida Public Utilities Co............     3,866         58,377
 Florida Rock Industries, Inc...........    28,300      1,132,283
 FloridaFirst Bancorp...................     2,400         57,768
 *Florsheim Group, Inc..................     4,800             39
 *Flow International Corp...............    15,200         51,756
 Flowers Foods, Inc.....................    32,750        788,292
 *Flowserve Corp........................    64,700        984,734
 Flushing Financial Corp................    13,000        223,080
 *FMC Corp..............................    42,100      1,193,114
 FNB Financial Services Corp............     2,100         33,936
 *Foamex International, Inc.............    24,100         58,683
 *FOCUS Enhancements, Inc...............     3,132          4,447
 *Foodarama Supermarkets, Inc...........     1,100         30,250
 Foothill Independent Bancorp...........     5,518        103,518
 *Footstar, Inc.........................    21,800        137,776
 Forest City Enterprises, Inc.
   Class B..............................     4,500        146,700
 *Forest Oil Corp.......................    46,770      1,244,082
 *Forgent Networks, Inc.................    25,700         57,054
 *Forrester Resh, Inc...................    23,400        358,605
 *#Fortel, Inc..........................    13,800            966
 *Forward Air Corp., Inc................    21,650        417,304
 *Fossil, Inc...........................    55,412      1,127,357
 *Foster (L.B.) Co. Class A.............    10,000         41,200
 *Foster Wheeler, Ltd...................    40,600         68,208
 *Fotoball USA, Inc.....................     3,600         14,994
 *Foundry Networks, Inc.................   136,700      1,364,266
 *Fountain Powerboat Industries, Inc....     4,700         17,977
 *Four Kids Entertainment, Inc..........    12,500        300,000
 *#FPIC Insurance Group, Inc............    13,200         85,800
 Frankfort First Bancorp, Inc...........       850         14,624
 Franklin Bancorp, Inc..................     3,489         63,133
                                           SHARES       VALUE+
                                           ------       ------
 *Franklin Covey Co.....................    19,800   $     33,660
 Franklin Electric Co., Inc.............    10,800        509,004
 *Franklin Electronic Publishers,
   Inc..................................     7,900         19,118
 Freds, Inc. Class A....................    28,100        705,029
 *FreeMarkets, Inc......................    53,500        450,737
 Fremont General Corp...................    90,100        378,420
 Frequency Electronics, Inc.............     8,300         71,878
 *Fresh America Corp....................     4,900              5
 Fresh Brands, Inc......................     5,100         70,635
 *Fresh Choice, Inc.....................     5,900         10,885
 *Friede Goldman Halter, Inc............    59,783            329
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................    21,200        190,800
 Friedman Industries, Inc...............     6,158         14,779
 Friedmans, Inc. Class A................    17,000        150,705
 *Friendly Ice Cream Corp...............     7,300         37,595
 Frisch's Restaurants, Inc..............     4,900         94,962
 *Frontier Airlines, Inc................    31,200        179,712
 Frontier Oil Corp......................    26,700        383,145
 *Frontstep, Inc........................     7,500         15,225
 *Frozen Food Express Industries, Inc...    16,607         40,521
 FSF Financial Corp.....................     2,300         53,877
 *FSI International, Inc................    35,400        160,185
 *FTI Consulting, Inc...................    28,450      1,166,734
 *FuelCell Energy, Inc..................    42,200        382,332
 Fuller (H.B.) Co.......................    31,200        909,636
 *Furr's/Bishop's, Inc..................     2,500            425
 *#FX Energy, Inc.......................    19,400         52,865
 G & K Services, Inc. Class A...........    18,900        648,270
 *G-III Apparel Group, Ltd..............     6,700         49,446
 GA Financial, Inc......................     5,300        118,190
 *Gabelli Asset Management, Inc.........     6,500        214,500
 *Gadzooks, Inc.........................    12,000         61,680
 *Gainsco, Inc..........................    10,311          1,366
 *Galagen, Inc..........................    11,400             63
 *Galaxy Nutritional Foods, Inc.........    11,500         18,515
 *Galey & Lord, Inc.....................     9,700            485
 *Galyan's Trading Co...................    12,500        168,187
 *GameTech International, Inc...........    11,100         51,226
 *Garden Fresh Restaurant Corp..........     5,700         64,296
 *Gardenburger, Inc.....................     4,000          1,480
 *Gardner Denver Machinery, Inc.........    15,800        270,970
 *Gart Sports Co........................    12,731        334,316
 *Gartner Group, Inc....................    64,400        629,188
 *Gateway, Inc..........................    59,800        227,838
 GATX Corp..............................    30,000        723,900
 *Gaylord Entertainment Co..............    37,100        738,290
 GBC Bancorp............................    11,500        231,092
 *GC Companies, Inc.....................     7,800          1,950
 *Geerlings & Wade, Inc.................     3,900          4,719
 *Gehl Co...............................     5,400         48,276
 *Genaera Corp..........................    23,000         10,695
 *Genaissance Pharmaceuticals, Inc......    16,900         16,477
 Gencorp, Inc...........................    54,200        439,020
 *Gene Logic, Inc.......................    29,000        228,230
 *Genecor International, Inc............    48,881        550,156
 *Genelabs Technologies, Inc............    49,600         93,496
 *General Binding Corp..................    13,300        173,365
 General Cable Corp.....................    35,000        150,500
 *General Communications, Inc.
   Class A..............................    61,600        360,668
 *General Datacomm Industries, Inc......    39,000          1,755

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *General Employment Enterprises, Inc...     4,600   $      2,484
 *Genesco, Inc..........................    21,800        449,298
 *Genesee & Wyoming, Inc................    10,800        211,680
 *Genesee Corp. Class B.................       200          1,876
 *Genesis Microchip, Inc................    37,462        744,557
 *Genlyte Group, Inc....................    13,500        449,010
 *Genome Therapeutics Corp..............    22,700         42,449
 *GenStar Therapeutics Corp.............    13,400          4,690
 *#Genta, Inc...........................    79,400        897,617
 *Gentek, Inc...........................    20,500            717
 Gentiva Health Services, Inc...........    13,950        114,250
 *#Genus, Inc...........................    26,300         74,955
 *GenVec, Inc...........................    21,700         80,290
 *Genzyme Corp. - Genzyme Biosurgery
   Division.............................    29,249         89,648
 Georgia Gulf Corp......................    35,300        739,888
 *Geoworks Corp.........................    20,900            627
 *Gerber Scientific, Inc................    22,000         89,100
 *Geron Corp............................    27,200        105,536
 *Getty Images, Inc.....................    12,500        373,375
 Getty Realty Corp. (Holding Co.).......    21,300        415,350
 Gevity HR, Inc.........................    22,600         89,722
 *Giant Group, Ltd......................     2,200          2,475
 *Giant Industries, Inc.................     8,500         28,900
 Gibraltar Steel Corp...................    16,300        312,471
 *Giga Information Group, Inc...........    10,600         16,695
 *Giga-Tronics, Inc.....................     4,600          7,751
 *#Gilman & Ciocia, Inc.................     9,000          1,350
 *Gish Biomedical, Inc..................     3,400          5,814
 Glacier Bancorp, Inc...................    17,027        394,516
 *Glacier Water Services, Inc...........     3,600         58,140
 Glatfelter (P.H.) Co...................    47,900        623,658
 *Glenayre Technologies, Inc............    64,400         87,906
 *#Gliatech, Inc........................     7,500              1
 *Global e-Point, Inc...................     2,633          3,041
 *Global Imaging Systems, Inc...........    23,300        438,273
 *Global Payment Technologies, Inc......     5,500         34,292
 *Global Power Equipment Group, Inc.....    65,700        324,558
 *Global Technologies, Ltd..............    14,700             37
 *Globecomm Systems, Inc................    12,500         41,937
 *GlobespanVirata, Inc..................    66,600        289,710
 *GoAmerica, Inc........................    47,200         21,948
 Gold Banc Corp.........................    46,465        455,589
 Golden Enterprises, Inc................    11,800         45,725
 *Golden State Vintners, Inc............     5,100          9,537
 *Good Guys, Inc........................    31,900         86,449
 *Goodrich Petroleum Corp...............     9,000         23,400
 *Goodys Family Clothing, Inc...........    45,000        196,425
 Gorman-Rupp Co.........................     7,975        206,154
 *Gottschalks, Inc......................    12,700         23,876
 *GP Strategies Corp....................    14,560         69,160
 Graco, Inc.............................    47,200      1,395,232
 *Gradco Systems, Inc...................       230            621
 *Graftech International, Ltd...........    72,700        399,850
 Graham Corp............................     1,000         10,100
 Granite Construction, Inc..............    45,700        776,900
 Granite State Bankshares, Inc..........     5,100        228,123
 *Graphic Packaging International
   Corp.................................    37,700        262,015
 Gray Television, Inc...................     6,800         85,340
 Great American Financial Resources,
   Inc..................................     9,900        156,915
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    45,700        348,234
                                           SHARES       VALUE+
                                           ------       ------
 Great Lakes Chemical Corp..............    56,200   $  1,410,620
 Great Southern Bancorp, Inc............     6,800        264,520
 #Greater Bay Bancorp...................    60,646      1,092,841
 *Green Mountain Coffee, Inc............     6,700        103,146
 Green Mountain Power Corp..............     5,700        113,601
 *Greenbriar Corp.......................       337          1,853
 *Greenbrier Companies, Inc.............    14,100         95,175
 *Greens Worldwide, Inc.................     2,502            538
 Grey Global Group, Inc.................       200        121,101
 *Grey Wolf, Inc........................   226,400        862,584
 *GRIC Communications, Inc..............     9,100         34,944
 *Griffin Land & Nurseries, Inc.
   Class A..............................     2,200         30,624
 *Griffon Corp..........................    35,780        445,461
 *Gristede's Sloans, Inc................     1,200            930
 *Group 1 Automotive, Inc...............    25,500        605,625
 *Group 1 Software, Inc.................     6,825        193,932
 *Grubb & Ellis Co......................    14,900         20,115
 *GSI Commerce, Inc.....................    53,700        251,584
 *#GSV, Inc.............................     1,800            180
 *GTC Biotherapeutics, Inc..............    27,300         31,531
 *GTSI Corp.............................     8,200        108,404
 Guaranty Bancshares, Inc...............     3,000         48,225
 Guaranty Federal Bancshares, Inc.......     3,000         46,995
 *Guaranty Financial Corp...............     1,000         13,430
 *Guess, Inc............................    43,400        227,416
 *Guilford Mills, Inc...................       533          1,945
 *Guilford Pharmaceuticals, Inc.........    32,300        160,692
 *Guitar Center, Inc....................    24,700        493,382
 *Gulf Island Fabrication, Inc..........    11,700        197,320
 *Gulfmark Offshore, Inc................    19,800        297,792
 *Gundle/SLT Environmental, Inc.........    11,000         98,230
 *Gymboree Corp.........................    30,900        626,497
 *Ha-Lo Industries, Inc.................    64,900            260
 *Haemonetics Corp......................    25,500        615,825
 Haggar Corp............................     6,300         74,938
 *Hain Celestial Group, Inc.............    35,688        486,963
 *Halifax Corp..........................     1,000          6,350
 *Hall Kinion Associates, Inc...........    15,700         89,411
 *#Hamilton Bancorp, Inc................    16,100            724
 *Hammons (John Q.) Hotels, Inc.
   Class A..............................     5,200         29,120
 *Hampshire Group, Ltd..................     2,000         40,160
 Hancock Fabrics, Inc...................    26,900        400,272
 Hancock Holding Co.....................    15,750        726,154
 *Handleman Co..........................    28,100        316,125
 *Hanger Orthopedic Group, Inc..........    19,200        249,600
 *Hanmi Financial Corp..................     5,500         95,975
 *Hanover Compressor Co.................    79,300        910,364
 Harbor Florida Bancshares, Inc.........    24,700        533,767
 Hardinge, Inc..........................     8,800         60,280
 *Harken Energy Corp....................     1,200            240
 Harland (John H.) Co...................    32,300        680,561
 Harleysville Group, Inc................    35,800        933,843
 Harleysville National Corp.............    19,026        469,276
 *Harmonic Lightwaves, Inc..............    70,100        221,165
 *Harolds Stores, Inc...................     2,308          4,270
 *Harris Interactive, Inc...............    60,400        204,454
 Harrodsburg First Financial Bancorp,
   Inc..................................     1,100         13,706
 Harsco Corp............................    20,000        618,200
 *Hartmarx Corp.........................    33,600         91,392
 *Harvard Bioscience, Inc...............    30,300        105,292

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Harvard Industries, Inc...............     4,800   $         34
 *Harvest Natural Resources, Inc........    38,500        284,130
 *Hastings Entertainment, Inc...........    11,300         49,663
 *Hastings Manufacturing Co.............       700          5,957
 *Hauppauge Digital, Inc................     8,800         10,604
 *Hauser, Inc...........................     5,050          1,692
 Haverty Furniture Co., Inc.............    15,700        204,100
 Haverty Furniture Co., Inc. Class A....       400          5,332
 *Hawaiian Holdings, Inc................    29,875         61,244
 *Hawk Corp.............................     8,500         15,895
 Hawkins, Inc...........................    10,200         87,720
 *Hawthorne Financial Corp..............     5,800        166,837
 *#Hayes Lemmerz International, Inc.....    17,100          5,215
 *Headwaters, Inc.......................    32,800        525,948
 *Headway Corporate Resources, Inc......    14,600            876
 *Health Management Systems, Inc........    18,025         65,701
 *HealthAxis, Inc.......................     7,500          2,925
 *Healthcare Services Group, Inc........    11,100        136,696
 *Healthcor Holdings, Inc...............     3,000              9
 *HealthExtras, Inc.....................    35,700        154,759
 *Heartland Express, Inc................    59,973      1,312,509
 *Hearx, Ltd............................     5,400          1,566
 *Hector Communications Corp............     3,500         39,550
 *HEI, Inc..............................     6,000         18,150
 Heico Corp.............................     9,200        110,400
 Heico Corp. Class A....................     5,532         51,945
 *Heidrick & Struggles International,
   Inc..................................    18,000        286,110
 Helix Technology Corp..................    28,700        406,966
 *#Hemispherx Biopharma, Inc............    33,900         72,885
 Henry Jack & Associates, Inc...........     7,700         99,946
 *Hercules, Inc.........................   105,100        990,042
 *Heritage Commerce Corp................     2,000         17,190
 Heritage Financial Corp................     7,500        128,475
 *Herley Industries, Inc................    14,600        219,073
 *Heska Corp............................    21,700          8,571
 *Hexcel Corp...........................    42,200        103,390
 HF Financial Corp......................     3,300         45,688
 *Hi-Shear Technology Corp..............     8,600         20,124
 *Hi-Tech Pharmacal, Inc................     4,500         88,627
 *HI/FN, Inc............................    10,400         69,732
 *Hibbett Sporting Goods, Inc...........    10,000        250,550
 Hickory Tech Corp......................    13,900        139,069
 Hilb Rogal Hamilton Co.................    28,400      1,076,360
 *Hines Horticulture, Inc...............    22,000         65,340
 *Hirsch International Corp. Class A....     5,500          1,842
 *HMI Industries, Inc...................     5,400          4,104
 HMN Financial, Inc.....................     4,400         74,052
 *Hoenig Group Escrow...................     7,900          1,817
 *Holiday RV Superstores, Inc...........       930          2,325
 Hollinger International, Inc.
   Class A..............................    76,000        744,040
 *Hollis-Eden Pharmaceuticals, Inc......    17,900         77,507
 Holly Corp.............................    15,500        338,830
 *Hollywood Casino Corp. Class A........    25,200        310,968
 *Hollywood Entertainment Corp..........    60,473      1,141,730
 *Hollywood Media Corp..................    28,700         29,848
 *Hologic, Inc..........................    19,200        264,672
 Home Federal Bancorp...................     4,300        103,651
 Home Loan Financial Corp...............     1,700         22,346
 *Home Products International, Inc......     7,800         32,604
 *#Homegold Financial, Inc..............     7,700            808
 *Homeland Holding Corp.................     3,000             15
                                           SHARES       VALUE+
                                           ------       ------
 *HomeStore.com, Inc....................    10,700   $     13,910
 Hooper Holmes, Inc.....................    75,100        428,070
 *Hoover's, Inc.........................    15,200         84,740
 HopFed Bancorp, Inc....................     2,100         27,205
 Horace Mann Educators Corp.............    49,000        782,530
 Horizon Financial Corp.................    10,700        130,754
 *Horizon Health Corp...................     5,400         81,162
 *#Horizon Medical Products, Inc........     5,600          3,836
 *Horizon Offshore, Inc.................    28,900        166,897
 *Horizon Organic Holding Corp..........    10,100        170,993
 *Hot Topic, Inc........................    34,400        832,308
 *House2Home, Inc.......................    37,450             58
 *Houston Exploration Co................    32,600      1,020,380
 *#Hovnanian Enterprises, Inc.
   Class A..............................    22,526        752,368
 *Hovnanian Enterprises, Inc. Class B..      1,150         38,410
 #Howell Corp...........................     2,541         52,624
 *HPSC, Inc.............................     2,100         16,590
 *HTE, Inc..............................    10,800         55,944
 *Hub Group, Inc. Class A...............     7,000         42,840
 Hudson River Bancorp, Inc..............    15,100        400,603
 *Hudson Technologies, Inc..............     5,100          6,834
 Hudson United Bancorp..................    24,900        747,249
 *Huffy Corp............................    10,300         73,130
 Hughes Supply, Inc.....................    26,300        828,450
 Humboldt Bancorp.......................     5,840         68,474
 *Hunt (J.B.) Transport Services,
   Inc..................................    38,400      1,057,920
 Hunt Corp..............................     8,900        110,716
 *Hurco Companies, Inc..................     5,600          9,856
 Hurry, Inc.............................     2,100            304
 *Hutchinson Technology, Inc............    30,400        824,600
 *Huttig Building Products, Inc.........     5,300         17,225
 *Hycor Biomedical, Inc.................     8,000         17,120
 *Hydril Co.............................    15,100        349,263
 *Hypercom Corp.........................    47,600        123,760
 *HyperFeed Technologies, Inc...........    14,500          5,582
 *Hyperion Solutions Corp...............    36,865      1,029,824
 *#Hyseq, Inc...........................    22,800         23,142
 *I-many, Inc...........................    50,800        147,320
 *I-Stat Corp...........................    20,000         95,500
 *I.C. Isaacs & Co., Inc................     7,200          6,120
 Iberiabank Corp........................     6,000        229,350
 *Ibis Technology Corp..................     9,400         55,930
 *icad, Inc.............................     3,600          9,540
 ICN Pharmaceuticals, Inc...............    73,000        857,750
 *Ico, Inc..............................    14,320         19,332
 *ICOS Corp.............................     3,400        107,882
 *ICT Group, Inc........................    12,200        207,949
 *ICU Medical, Inc......................    13,750        534,806
 Idacorp, Inc...........................    41,600      1,020,032
 *Identix, Inc..........................    98,476        672,099
 Idex Corp..............................    37,200      1,262,940
 *IDEXX Laboratories, Inc...............    33,800      1,056,757
 *iDine Rewards Network, Inc............    23,600        258,420
 *IDT Corp..............................    25,800        481,170
 *IDT Corp. Class B.....................    29,500        524,215
 *IDX Systems Corp......................    34,800        598,560
 *IEC Electronics Corp..................     7,700          1,501
 *iGate Capital Corp....................    56,200        192,204
 *IGEN, Inc.............................    27,400      1,024,486
 *IGI, Inc..............................     5,500          3,080
 *Igo Escrow Share......................     4,100              0
 *IHOP Corp.............................    20,800        500,240

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *II-VI, Inc............................    13,970   $    224,428
 Ikon Office Solutions, Inc.............    60,300        459,486
 *ILEX Oncology, Inc....................    39,000        424,125
 *Illumina, Inc.........................    38,900        183,997
 *Image Entertainment, Inc..............    15,700         24,963
 *#ImageWare Systems, Inc...............     5,500         22,000
 *iManage, Inc..........................    24,200         68,607
 *Imation Corp..........................     5,200        214,032
 IMC Global, Inc........................    24,800        323,640
 *#Imclone Systems, Inc.................    84,700      1,159,119
 *IMCO Recycling, Inc...................    15,200        117,496
 *Immersion Corp........................    19,900         20,099
 *Immucor, Inc..........................    14,350        330,337
 *Immunogen, Inc........................    45,300        178,029
 Immunomedics, Inc......................    66,300        486,973
 *Impath, Inc...........................    18,500        306,452
 *Impax Laboratoroes, Inc...............    56,700        275,562
 *Impco Technologies, Inc...............    15,700         76,930
 *Imperial Credit Industries, Inc.......    36,890            129
 *#Imperial Sugar Co....................    14,551              0
 *Imperial Sugar Co.....................       120            240
 *#Implant Sciences Corp................     8,700         39,150
 *Impreso.com, Inc......................     5,300         11,368
 *Incyte Genomics, Inc..................    78,800        425,914
 Independence Holding Co................     2,750         55,124
 Independent Bank Corp..................    14,300        366,437
 Independent Bank East..................    12,265        392,357
 *Indevus Pharmaceuticals, Inc..........    46,400        104,400
 *Index Development Partners, Inc.......    12,700          1,524
 *Indus International, Inc..............    34,900         57,585
 *Industrial Distribution Group, Inc....     8,700         22,620
 *Industri-Matematik International
   Corp.................................    28,500          9,690
 *Inet Technologies, Inc................    51,600        256,452
 *Infinium Software, Inc................    13,400         93,063
 *Infocrossing, Inc.....................     5,300         35,430
 *InFocus Corp..........................    43,300        329,080
 *Infogrames, Inc.......................    40,890        114,083
 *Infonet Services Corp.................    94,600        226,094
 *Informatica Corp......................    95,900        663,148
 *#Information Architects Corp..........     6,440            451
 *Information Holdings, Inc.............    21,700        338,737
 *Information Resources, Inc............    32,500        105,462
 *Inforte Corp..........................    14,100        102,930
 *InfoSpace, Inc........................    14,000        159,670
 *infoUSA, Inc..........................    53,100        251,694
 *Ingenuus Corp.........................    29,700             74
 Ingles Market, Inc. Class A............    14,800        172,124
 *Inhale Therapeutic Systems, Inc.......    62,400        571,272
 *#Inkine Pharmaceutical Co., Inc.......    21,400         51,895
 *Innodata Corp.........................    20,300         20,807
 *Innotrac Corp.........................    11,600         28,362
 *Innovative Clinical Solutions, Ltd....       968              7
 *#Innovative Gaming Corp...............       830            145
 *Innovative Solutions & Support, Inc...    12,700         94,932
 *Innovex, Inc..........................    15,000         50,775
 *Input/Output, Inc.....................    71,000        372,750
 *Insight Communications Co., Inc.......    60,200        837,081
 *Insight Enterprises, Inc..............    50,643        508,709
 *Insightful Corp.......................     6,300          8,032
 *Insignia Financial Group, Inc.........    22,933        173,144
 *Insignia Systems, Inc.................       100          1,048
 *Insilco Holding Co....................       192             39
                                           SHARES       VALUE+
                                           ------       ------
 *Insite Vision, Inc....................    24,000   $     18,000
 *Insituform East, Inc..................     1,700            705
 *Insituform Technologies, Inc.
   Class A..............................    26,810        509,122
 *Insmed, Inc...........................    15,300          9,945
 *Inspire Pharmaceuticals, Inc..........    26,700        221,076
 *Insteel Industries, Inc...............     7,900          6,320
 *Instinet Group, Inc...................    17,200         59,856
 *Insurance Auto Auctions, Inc..........    12,200        191,601
 *Insurance Management Solutions,
   Inc..................................    12,200         35,380
 *InsWeb Corp...........................     1,633          2,401
 Integra Bank Corp......................    17,194        307,515
 *Integra Lifesciences Corp.............    32,400        572,994
 *Integra, Inc..........................     5,900             31
 *Integral Systems, Inc.................     9,200        186,760
 *Integral Vision, Inc..................     9,400          1,222
 *IntegraMed America, Inc...............     3,100         19,111
 *Integrated Circuit Systems, Inc.......    57,000      1,326,105
 *Integrated Electrical Services,
   Inc..................................    45,000        175,500
 *Integrated Information Systems, Inc...     4,100          1,701
 *Integrated Silicon Solution, Inc......    33,200        193,556
 *Integrated Telecom Express, Inc.......       700          1,074
 *Integrity Media, Inc..................     1,900          9,842
 *INTELFILM Corp........................     6,800            816
 *#Intelli-Check, Inc...................     8,500         66,300
 *Intellidata Technologies Corp.........     7,700          5,274
 *Intelligent Systems Corp..............     4,500          8,100
 *Intelligroup, Inc.....................    16,300         12,632
 Inter Parfums, Inc.....................    18,550        140,794
 *Interactive Data Corp.................    90,613      1,414,469
 *Interactive Intelligence, Inc.........    15,300         50,184
 *InterCept Group, Inc..................    20,100        347,529
 Interchange Financial Services Corp....    12,600        205,884
 *InterDent, Inc........................     2,766            401
 *Interdigital Communications Corp......    60,200      1,100,456
 *Interep National Radio Sales, Inc.....     4,600         11,845
 Interface, Inc. Class A................    53,600        223,244
 *Interferon Scientific, Inc............     2,435            152
 *Intergraph Corp.......................    56,100      1,026,910
 *Interland, Inc........................   118,300        230,685
 *Interlink Electronics, Inc............     9,700         42,631
 *Interlott Technologies, Inc...........     6,400         37,440
 *Intermagnetics General Corp...........    16,495        356,457
 Intermet Corp..........................    29,600        139,860
 *#InterMune, Inc.......................    41,000      1,251,730
 *International Aircraft Investors......     3,600          4,302
 International Aluminum Corp............     2,100         39,480
 *International Microcomputer Software,
   Inc..................................     5,100          3,544
 *International Multifoods Corp.........    18,900        377,622
 *International Rectifier Corp..........     4,600        114,816
 *International Remote Imaging Systems,
   Inc..................................    10,100         25,048
 *International Shipholding Corp........     6,100         35,807
 *International Speciality Products,
   Inc..................................    64,500        654,675
 *International Total Services, Inc.....     5,600              3
 *Internet Commerce and Communications,
   Inc..................................    23,300             82
 *Internet Commerce Corp................     4,000          6,820
 *Internet Pictures Corp................     4,350          5,742
 *Internet Security Systems, Inc........    53,200      1,333,192
 *Interphase Corp.......................     5,400         21,546

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Interpool, Inc.........................    38,000   $    641,060
 *Interpore International, Inc..........    20,700        134,343
 Interstate Bakeries Corp...............    45,900      1,057,995
 *Interstate Hotels & Resorts, Inc......    15,940         65,354
 *Interstate National Dealers Services,
   Inc..................................     4,000         22,760
 Inter-Tel, Inc.........................    26,800        670,938
 *Intertrust Technologies Corp..........    14,500         61,117
 *Intervisual Books, Inc. Class A.......     1,000            590
 *Intervoice, Inc.......................    33,917         71,734
 *Interwoven, Inc.......................   115,400        328,890
 *Intest Corp...........................     8,600         32,895
 *Intevac, Inc..........................    12,000         43,680
 *Intrado, Inc..........................    15,100        183,691
 *Intraware, Inc........................    14,200         16,898
 *Introgen Therapeutics, Inc............    14,000         32,970
 *Intrusion, Inc........................    17,300          7,785
 Invacare Corp..........................    35,700      1,169,175
 *Inverness Medical Innovations, inc....     5,883         90,248
 *#INVESTools, Inc......................    12,383          2,786
 Investors Title Co.....................     1,400         29,120
 *#Invision Technologies, Inc...........    19,200        555,168
 *Invivo Corp...........................     4,400         59,180
 *Iomed, Inc............................     7,200         10,080
 *Iomega Corp...........................    65,380        558,999
 *Ion Networks, Inc.....................     6,500          2,535
 *Ionics, Inc...........................    17,400        391,500
 *Iridex Corp...........................     6,800         22,202
 Irwin Financial Corp...................    30,500        495,320
 Isco, Inc..............................     5,635         45,503
 *#Isis Pharmaceuticals, Inc............    61,700        534,013
 *Isle of Capri Casinos, Inc............    28,600        352,781
 *ITC Learning Corp.....................     3,800             30
 *ITLA Capital Corp.....................     5,800        200,651
 *Itron, Inc............................    20,900        529,919
 *ITT Educational Services, Inc.........    54,500      1,264,400
 *ITXC Corp.............................    50,400        145,656
 *iVillage, Inc.........................       500            482
 *Ixia..................................    72,800        299,572
 *IXYS Corp.............................    33,724        242,307
 *J & J Snack Foods Corp................     8,800        293,656
 *J Net Enterprises, Inc................     8,400          5,376
 *J. Alexander's Corp...................     6,700         21,306
 *J. Jill Group, Inc....................    18,900        439,897
 *#j2 Global Communication, Inc.........    10,666        236,311
 *Jack in the Box, Inc..................    46,900        943,628
 Jacksonville Bancorp, Inc..............     1,600         44,472
 *Jaclyn, Inc...........................     1,300          3,737
 *Jaco Electronics, Inc.................     5,659         19,695
 *Jakks Pacific, Inc....................    27,296        419,130
 *Jarden Corp...........................    18,200        409,500
 *JDA Software Group, Inc...............    31,000        364,250
 Jefferies Group, Inc...................    31,800      1,415,100
 *Jennifer Convertibles, Inc............     1,300          7,020
 JLG Industries, Inc....................    55,700        520,795
 *JLM Industries, Inc...................     6,500          7,767
 *JMAR Industries, Inc..................    23,700         29,151
 *JNI Corp..............................    29,500         94,990
 *Jo-Ann Stores, Inc. Class A...........     4,500        109,665
 *Jo-Ann Stores, Inc. Class B...........     3,400         69,564
 *Johnson Outdoors, Inc.................     6,700         65,157
 *Jones Lang LaSalle, Inc...............    33,900        546,807
                                           SHARES       VALUE+
                                           ------       ------
 *Jos. A. Bank Clothiers, Inc...........     6,100   $    154,269
 *Joule, Inc............................     1,500          1,297
 *Journal Register Co...................    56,400      1,068,780
 *Joy Global, Inc.......................    51,000        607,920
 *JPM Co................................     8,500             25
 *JPS Industries, Inc...................     9,200         34,086
 *Judge.com, Inc........................       500            335
 *Juno Lighting, Inc....................       980         10,285
 *Jupitermedia Corp.....................     7,500         16,312
 K Swiss, Inc. Class A..................    24,200        612,623
 *#K-Tel International, Inc.............    12,700            698
 *K-Tron International, Inc.............     2,400         32,700
 *K-V Pharmaceutical Co. Class A........    23,600        553,892
 *K-V Pharmaceutical Co. Class B........    10,250        244,975
 *K2, Inc...............................    17,875        188,402
 *Kadant, Inc...........................    14,020        211,702
 *Kaiser Aluminum Corp..................    80,100          6,128
 Kaman Corp. Class A....................    34,900        373,430
 Kaneb Services LLC.....................    11,200        218,400
 *Kansas City Southern Industries,
   Inc..................................    70,900        903,975
 *Katy Industries, Inc..................     8,300         27,639
 Kaydon Corp............................    34,300        722,701
 *KBK Capital Corp......................     2,200            550
 *#KCS Energy, Inc......................    35,300         50,479
 *Keane, Inc............................    90,564        833,189
 *Keith Companies, Inc..................     7,300         88,439
 Keithley Instruments, Inc..............     7,800         99,294
 *#Kellstrom Industries, Inc............    11,900            106
 Kellwood Co............................    30,676        873,346
 Kelly Services, Inc....................    39,300        974,247
 *Kemet Corp............................    31,500        342,405
 *Kendle International, Inc.............    12,700        115,316
 Kennametal, Inc........................    31,000      1,082,520
 *Kennedy-Wilson, Inc...................     8,800         30,536
 *Kensey Nash Corp......................    10,700        200,785
 *Kentucky Electric Steel, Inc..........     2,800            560
 Kentucky First Bancorp, Inc............       900         14,445
 *#Keravision, Inc......................    23,800             42
 *Kevco, Inc............................     8,300             50
 Kewaunee Scientific Corp...............     2,000         20,790
 *Key Energy Group, Inc.................   117,200      1,054,800
 *Key Technology, Inc...................     4,700         25,262
 *Key Tronic Corp.......................     8,600         11,309
 *Key3Media Group, Inc..................    13,700            253
 *Keynote Systems, Inc..................    18,600        153,543
 *Keystone Automotive Industries, Inc...    14,440        226,491
 *#Keystone Consolidated Industries,
   Inc..................................     2,100          1,281
 *kforce.com, Inc.......................    34,627        137,469
 *KFX, Inc..............................    34,900         80,270
 Kimball International, Inc. Class B....    26,800        395,166
 *Kimmins Corp..........................     3,400          1,870
 *Kinark Corp...........................     6,700         10,016
 *Kindred Healthcare, Inc...............    17,700        294,882
 *Kirby Corp............................    24,000        607,200
 *Kit Manufacturing Co..................       300            495
 Klamath First Bancorp, Inc.............     6,800        103,054
 Knape & Vogt Manufacturing Co..........     2,290         22,602
 *Knight Trading Group, Inc.............    89,500        563,850
 *Knight Transportation, Inc............    40,725        809,002
 *Koala Corp............................     6,600          1,914
 *Kontron Mobile Computing, Inc.........     8,900          3,426

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Kopin Corp............................    82,100   $    433,898
 *Korn/Ferry International..............    40,600        392,602
 *Kos Pharmaceuticals, Inc..............    20,500        424,247
 *Kosan Biosciences, Inc................    20,500        134,275
 Koss Corp..............................     3,600         63,180
 *#Krauses Furniture, Inc...............    23,100             13
 *Kroll, Inc............................    43,347        812,973
 *Kronos, Inc...........................    19,600        891,506
 *Kulicke & Soffa Industries, Inc.......    54,300        317,926
 *Kushner-Locke Co......................    16,600             90
 *KVH Industries, Inc...................    10,600         92,326
 *La Jolla Pharmceutical Co.............    48,900        342,056
 *LaBarge, Inc..........................    15,700         51,025
 *LabOne, Inc...........................    10,750        195,005
 *Labor Ready, Inc......................    49,500        352,935
 Laclede Group, Inc.....................    18,800        449,320
 *LaCrosse Footwear, Inc................     5,800         15,921
 *Ladish Co., Inc.......................    12,900         92,687
 Lakeland Bancorp, Inc..................    12,495        247,276
 *Lakeland Industries, Inc..............     2,200         16,269
 *Lakes Entertainment, Inc..............    11,475         67,014
 *Lamson & Sessions Co..................    13,700         42,881
 Lance, Inc.............................    30,100        352,923
 *Lancer Corp...........................     9,325         75,533
 *Landair Corp..........................     6,150         76,537
 Landamerica Financial Group, Inc.......    18,500        664,150
 Landauer, Inc..........................     8,700        317,985
 *Landec Corp...........................    19,100         33,903
 Landry's Seafood Restaurants, Inc......    33,400        717,432
 *Landstar Systems, Inc.................    16,200        848,556
 *Lannet Co., Inc.......................     8,400        175,980
 *Lantronix, Inc........................    15,000         13,425
 *Large Scale Biology Corp..............    24,800         28,768
 *Larscom, Inc..........................     8,100          3,443
 *Laser Pacific Media Corp..............     7,100         12,674
 *Laserscope............................    16,300         71,802
 *Lason, Inc............................    19,800             99
 *Latitude Communications, Inc..........    12,800         19,328
 *Lattice Semiconductor Corp............    52,000        521,300
 Lawson Products, Inc...................     9,600        293,328
 *Lawson Software, Inc..................     6,900         34,121
 *Layne Christensen Co..................    11,600         98,310
 *Lazare Kaplan International, Inc......     8,700         46,067
 *LCA-Vision, Inc.......................     6,550         13,559
 *LCC International, Inc. Class A.......    12,500         25,875
 *Learning Tree International, Inc......    18,600        304,482
 *Lechters, Inc.........................    17,000              7
 *Lecroy Corp...........................    10,200        112,506
 *Lectec Corp...........................     3,900          2,574
 Leesport Financial Corp................       500          9,490
 *Legato Systems, Inc...................   137,815        746,268
 *#LendingTree, Inc.....................    24,400        324,032
 Lennox International, Inc..............    84,105      1,194,291
 *Lesco, Inc............................     8,500        117,513
 *#Level 8 Systems, Inc.................     6,029          2,894
 *Lexar Media, Inc......................    68,700        504,602
 *Lexent, Inc...........................    39,200         42,728
 *Lexicon Genetics, Inc.................    59,100        239,651
 Libbey, Inc............................    15,300        393,822
 *Liberate Technologies, Inc............   106,300        153,604
 Liberty Bancorp, Inc...................     2,700         71,267
 Liberty Corp...........................    19,600        783,804
                                           SHARES       VALUE+
                                           ------       ------
 Liberty Homes, Inc. Class A............       200   $        980
 *Lifecell Corp.........................    21,200         68,370
 *Lifecore Biomedical, Inc..............    12,700        105,537
 *Lifeline Systems, Inc.................     4,100         84,727
 *#LifePoint, Inc.......................    40,800         85,680
 Lifetime Hoan Corp.....................    10,462         51,787
 *#Ligand Pharmaceuticals, Inc.
   Class B..............................    95,677        489,388
 *Lightbridge, Inc......................    31,221        219,952
 *Lightning Rod Software, Inc...........       580            116
 *LightPath Technologies, Inc...........    14,800          8,880
 Lillian Vernon Corp....................    12,000         53,400
 Lincoln Electric Holdings..............    49,100      1,241,248
 Lindsay Manufacturer Co................    11,600        292,436
 *Linens 'n Things, Inc.................    48,500      1,206,195
 *Lionbridge Technologies, Inc..........    31,197         81,892
 *Lipid Sciences, Inc...................     6,258          8,636
 *Liquid Audio, Inc.....................    22,600         59,551
 *Lithia Motors, Inc. Class A...........    12,100        194,447
 *Littlefield, Adams & Co...............       900              2
 *Littlefuse, Inc.......................    21,800        421,503
 *LLX Resorts, Inc......................     2,900         19,575
 *LMI Aerospace, Inc....................     7,900         16,156
 LNR Property Corp......................    26,300        957,320
 *Lodgenet Entertainment Corp...........    12,300        130,626
 *Lodgian, Inc..........................    21,300          1,385
 *#Log On America, Inc..................       600              8
 *Logic Devices, Inc....................     6,700          7,236
 *LogicVision, Inc......................    12,600         29,673
 *Logility, Inc.........................    13,200         37,620
 *Lojack Corp...........................    14,600         62,050
 Lone Star Steakhouse & Saloon, Inc.....    24,600        465,801
 *Lone Star Technologies, Inc...........    29,800        460,410
 Longs Drug Stores Corp.................    41,100        832,275
 Longview Fibre Co......................    56,000        434,560
 *LookSmart, Ltd........................    43,000        112,660
 *Louisiana-Pacific Corp................   116,900      1,047,424
 *Lowrance Electronics, Inc.............     2,200          9,658
 LSB Bancshares, Inc. NC................     5,156         87,807
 LSB Corp...............................     4,300         52,181
 LSI Industries, Inc....................    15,750        166,478
 *#LTWC Corp............................     3,774            415
 *LTX Corp..............................    58,900        542,469
 *Luby's, Inc...........................    22,300         92,545
 Lufkin Industries, Inc.................     6,400        166,176
 *Luminex Corp..........................    32,400        160,866
 *Lund International Holdings, Inc......     2,200          5,390
 *Lydall, Inc...........................    15,900        173,310
 *Lynch Corp............................     1,500         10,875
 *Lynch Interactive Corp................     2,800         77,700
 *M & F Worldwide Corp..................    19,500        107,153
 *M-Wave, Inc...........................     4,400         11,660
 *M.H. Meyerson & Co., Inc..............     6,600          3,036
 M/I Schottenstein Homes, Inc...........    21,000        613,200
 MacDermid, Inc.........................    35,500        795,555
 *Mace Security International, Inc......    22,400         20,944
 *Mac-Gray Corp.........................    12,600         42,336
 *Mackie Designs, Inc...................    12,400         17,174
 *Macromedia, Inc.......................    70,940        873,271
 *Macrovision Corp......................    59,700      1,115,793
 *Madden (Steven), Ltd..................    12,300        218,264
 *Made2Manage Systems, Inc..............     4,900         15,901
 MAF Bancorp, Inc.......................    25,600        878,848

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Magic Lantern Group, Inc..............     1,700   $      2,210
 *Magma Design Automation, Inc..........     6,300         72,923
 *#Magna Entertainment Corp.............    22,300        144,839
 *Magnetek, Inc.........................    23,900        138,859
 *Magnum Hunter Resources, Inc..........    79,200        455,400
 *MAI Systems Corp......................     4,700            705
 *MAII Holdings, Inc....................     3,400            527
 *Mail-Well, Inc........................    48,000        100,800
 *Main Street & Main, Inc...............    14,000         29,750
 Maine Public Service Co................     1,600         51,200
 *#Major Automotive Companies, Inc......     3,280          2,936
 *Mallon Resources Corp.................     5,900          6,638
 *Management Network Group, Inc.........    31,400         59,817
 *Manatron, Inc.........................     1,102          4,463
 *Manchester Technologies, Inc..........     8,000         16,480
 *#Manhattan Associates, Inc............    31,800        954,795
 Manitowoc Co., Inc.....................    26,550        711,540
 *Mannatech, Inc........................    13,500         20,790
 *Manning (Greg) Auctions, Inc..........     9,200         13,018
 *Manufacturers' Services Ltd...........    34,900        177,641
 *Manugistic Group, Inc.................    72,000        285,120
 *Mapics, Inc...........................    18,300        132,035
 *Mapinfo Corp..........................    17,300        121,533
 Marcus Corp............................    19,200        268,800
 *Marimba, Inc..........................    23,600         38,232
 Marine Products Corp...................    17,020        187,220
 *MarineMax, Inc........................    15,700        196,250
 *Marisa Christina, Inc.................     6,700          9,380
 Maritrans, Inc.........................     7,500         90,750
 *MarketWatch.com, Inc..................    16,900         84,585
 *MarkWest Hydrocarbon, Inc.............     8,500         50,405
 *Marlton Technologies, Inc.............     7,800          1,794
 Marsh Supermarkets, Inc. Class A.......     1,600         19,568
 Marsh Supermarkets, Inc. Class B.......     4,500         54,113
 *#Martek Biosciences Corp..............    25,600        592,128
 *Marten Transport, Ltd.................     4,200         70,728
 *#Martha Stewart Living Omnimedia,
   Ltd..................................    19,600        208,936
 *#Marvel Enterprises, Inc..............    43,800        394,200
 *Mascotech, Inc........................    60,200              0
 Massbank Corp..........................     4,700        145,066
 Massey Energy Co.......................    97,300        861,105
 *Mastec, Inc...........................    49,850        199,899
 *Material Sciences Corp................    14,700        205,800
 *Matlack Systems, Inc..................     8,800              8
 *Matria Healthcare, Inc................     8,900         87,621
 *Matritech, Inc........................    30,500         61,153
 *Matrix Bancorp, Inc...................     6,500         62,855
 *Matrix Service Co.....................     7,800         72,423
 *MatrixOne, Inc........................    67,300        358,036
 *Matrixx Initiatives, Inc..............    14,100        126,689
 Matthews International Corp. Class A..     27,200        621,112
 *Mattson Technology, Inc...............    44,845        159,424
 *Maui Land & Pineapple Company, Inc....     7,200        117,000
 *Maverick Tube Corp....................    46,800        600,444
 *Max & Ermas Restaurants, Inc..........     2,300         37,421
 *Maxco, Inc............................     3,100         20,569
 *Maxcor Financial Group, Inc...........     7,500         46,313
 *Maxicare Health Plans, Inc............     3,580             11
 *Maxim Pharmaceuticals, Inc............    23,200         83,752
 *Maximus, Inc..........................    22,700        634,465
                                           SHARES       VALUE+
                                           ------       ------
 *Maxtor Corp...........................    66,400   $    359,888
 *Maxwell Shoe Company, Inc.............    13,600        151,504
 *Maxwell Technologies, Inc.............    10,700         79,822
 *Maxxam, Inc...........................     8,900         81,880
 *Maxygen, Inc..........................    37,500        300,000
 *Mayor's Jewelers, Inc.................    22,400          8,064
 *Mays (J.W.), Inc......................       200          2,565
 MB Financial, Inc......................    17,600        618,200
 *McClain Industries, Inc...............     1,166          1,014
 *McDATA Corp...........................    66,800        581,494
 McGrath Rent Corp......................    12,400        290,904
 *MCK Communications, Inc...............    16,700         19,790
 *#McMoran Exploration Co...............    18,664         66,257
 *MCSI, Inc.............................    26,200        150,912
 MDC Holdings, Inc......................    31,969      1,141,293
 *Meade Instruments Corp................    16,400         54,530
 *Meadow Valley Corp....................     2,400          2,136
 *Meadowbrook Insurance Group, Inc......     8,500         16,405
 *#Measurement Specialties, Inc.........    12,900         29,025
 *Mechanical Technology, Inc............     4,700         13,278
 *Medarex, Inc..........................    83,500        417,083
 *#Med-Design Corp......................    12,300         87,392
 *Media 100, Inc........................     8,400          9,702
 *#Media Arts Group, Inc................    20,600         72,100
 Media General, Inc. Class A............     3,100        181,753
 *MediaBay, Inc.........................    18,000         16,740
 *#Mediacom Communications Corp.........    22,700        214,288
 *Medialink Worldwide, Inc..............     5,900         19,913
 *Medical Action Industries, Inc........     9,400        100,486
 *Medical Resources, Inc................     5,235              3
 *Medicore, Inc.........................     3,800          4,674
 *Medquist, Inc.........................    44,400        877,122
 *Medstone International, Inc...........     3,900         11,486
 *MEDTOX Scientific, Inc................     3,630         30,311
 *Memberworks, Inc......................    13,700        259,958
 *MEMC Electronic Materials, Inc........    46,900        427,728
 *Mens Warehouse, Inc...................    46,800        890,136
 Mentor Corp............................    23,300      1,009,589
 *Mentor Graphics Corp..................    80,000        966,400
 *Mercator Software, Inc................    13,500         15,863
 Merchants Bancshares, Inc..............     6,150        145,478
 Merchants Group, Inc...................     1,300         28,600
 *Mercury Air Group, Inc................     6,500         19,565
 *Mercury Computer Systems, Inc.........    21,500        671,338
 Meridian Bioscience, Inc...............    14,600        101,470
 *Meridian Medical Technology, Inc......     4,400        194,370
 *Meridian Resource Corp................    34,600         30,102
 *Merit Medical Systems, Inc............    13,475        251,511
 *Merix Corp............................    18,700        207,944
 *Merrimac Industries, Inc..............     2,160         11,232
 *Mesa Air Group, Inc...................    39,000        232,245
 *Mesa Labs, Inc........................     3,300         21,269
 *Mesaba Holdings, Inc..................    20,150        126,643
 *Mestek, Inc...........................     5,400         97,740
 *Meta Group, Inc.......................    12,700         27,623
 *MetaSolv Software, Inc................    37,000         82,140
 *Metatec Corp. Class A.................     6,500          1,235
 Methode Electronics, Inc. Class A......    34,100        340,659
 Met-Pro Corp...........................     6,075         87,176
 #Metris Companies, Inc.................    69,500        300,935
 *Metro One Telecommunications, Inc.....    27,050        166,763
 *Metrocall, Inc........................    33,985            289

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 MetroCorp. Bancshares, Inc.............     7,000   $     83,195
 *Metrologic Instruments, Inc...........     5,400         40,176
 *Metromedia International Group, Inc...    75,200          7,520
 *Metropolitan Financial Corp...........     4,100         19,147
 MFB Corp...............................     1,300         28,438
 *MFRI, Inc.............................     4,900          8,600
 MGE Energy, Inc........................    17,000        461,210
 *MGI Pharma, Inc.......................    27,700        207,473
 MGP Ingredients, Inc...................     8,000         59,840
 *Michael Anthony Jewelers, Inc.........     7,400         12,987
 *#Micrel, Inc..........................    38,200        432,997
 *Micro Component Technology, Inc.......    14,052          5,902
 *Micro Linear Corp.....................    12,000         45,900
 MicroFinancial, Inc....................    12,000         19,320
 *Micromuse, Inc........................    85,200        381,270
 *Micros Systems, Inc...................    17,400        426,474
 *Micros to Mainframes, Inc.............     4,900          3,773
 *Microsemi Corp........................    30,200        192,374
 *MicroStrategy, Inc....................     7,300        133,298
 *Microtek Medical Holdings, Inc........    42,810         93,540
 *Micro-Therapeutics, Inc...............    20,300         54,201
 *Microtune, Inc........................    63,300        261,429
 *#Microvision, Inc.....................    13,800         76,659
 *Midas, Inc............................    14,900        119,200
 *Middleby Corp.........................     8,900         92,560
 Middlesex Water Co.....................     6,300        140,427
 Midland Co.............................     6,600        129,822
 Mid-State Bancshares...................    24,000        418,320
 *Midway Games, Inc.....................    51,100        368,942
 Midwest Banc Holdings, Inc.............    16,050        292,832
 *Midwest Express Holdings, Inc.........    15,500        104,625
 MIIX Group, Inc........................     4,600          8,970
 *Mikohn Gaming Corp....................    12,800         39,424
 Milacron, Inc..........................    45,400        303,272
 *#Milestone Scientific, Inc............       900            270
 *#Millennium Cell, Inc.................    34,100         89,001
 Millennium Chemicals, Inc..............    74,100        807,690
 *Miller Industries, Inc................     9,280         31,645
 *Millerbuilding Systems Escrow Shares..     3,200            960
 *Millicom International Cellular
   S.A..................................       245            450
 *Miltope Group, Inc....................     5,800         18,560
 *MIM Corp..............................    22,800        172,710
 Mine Safety Appliances Co..............    12,000        397,200
 Minerals Technologies, Inc.............    20,300        875,945
 *Minorplanet Systems USA, Inc..........     4,460          2,921
 Minuteman International, Inc...........     1,000          9,210
 *MIPS Technologies, Inc................    14,100         44,486
 *#Miravant Medical Technologies........     6,600          3,366
 *Misonix, Inc..........................     6,100         26,230
 *Mission Resources Corp................    21,600          9,396
 *Mississippi Chemical Corp.............    16,542          8,767
 *Mitcham Industries, Inc...............     8,700         10,658
 *Mitek Systems, Inc....................    11,100         12,932
 *Mity-Lite, Inc........................     5,000         56,800
 *MKS Instruments, Inc..................    59,988      1,143,671
 *MKTG Services, Inc....................     3,766            979
 *Mobile Mini, Inc......................    14,200        211,580
 *Mobility Electronics, Inc.............       486            428
 *Mobius Management Systems, Inc........    17,100         36,081
 Mocon, Inc.............................     5,500         38,775
 *Modem Media, Inc......................     1,800          4,464
 Modine Manufacturing Co................    37,000        708,735
                                           SHARES       VALUE+
                                           ------       ------
 *Modtech Holdings, Inc.................    13,357   $    127,826
 *Moldflow Corp.........................    10,900         80,442
 *Molecular Devices Corp................    15,240        290,627
 *Monaco Coach Corp.....................    34,850        587,571
 *Monarch Casino and Resort, Inc........     9,400        126,618
 *Monarch Dental Corp...................     1,833          8,157
 *Mondavi (Robert) Corp. Class A........     8,000        279,680
 *Monro Muffler Brake, Inc..............     8,200        147,395
 *Monterey Bay Bancorp, Inc.............     3,500         69,843
 *Monterey Pasta Co.....................    14,000         97,370
 *Moog, Inc. Class A....................    12,800        374,912
 *Moog, Inc. Class B....................     2,200         71,500
 *Moore Medical Corp....................     3,100         24,180
 *Morgan Group Holding Co...............     4,400            352
 *Morgan's Foods, Inc...................       900          1,436
 *Morton Industrial Group, Inc.
   Class A..............................     1,000            200
 *Mossimo, Inc..........................    16,600        115,204
 *Mother's Work, Inc....................     3,300        126,671
 *Motor Car Parts & Accessories, Inc....     2,500          7,000
 Movado Group, Inc......................     9,700        172,660
 *Movie Gallery, Inc....................    35,100        609,687
 *MPS Group, Inc........................   123,100        738,600
 *MPW Industrial Services Group.........     5,000          9,800
 *MRO Software, Inc.....................    36,500        431,613
 *MRV Communications, Inc...............    80,000        141,200
 *MSC Industrial Direct Co., Inc.
   Class A..............................    37,000        656,010
 *MSC Software Corp.....................    32,400        237,816
 *#MTI Technology Corp..................     1,300            806
 *MTR Gaming Group, Inc.................    25,200        253,260
 MTS Systems Corp.......................    20,940        250,233
 *Mueller Industries, Inc...............    37,700      1,094,431
 *Multex.com, Inc.......................    36,100        133,751
 *Multi Color Corp......................     1,500         24,570
 *Multilink Technology Corp.............     4,510         15,402
 *#Multimedia Games, Inc................    12,400        311,054
 Myers Industries, Inc..................    29,751        333,211
 *Myriad Genetics, Inc..................    26,200        498,062
 Mystic Financial, Inc..................     1,500         27,428
 *Nabi Biopharmaceuticals...............    41,900        303,985
 Nacco Industries, Inc. Class A.........     6,500        319,150
 *Nanogen, Inc..........................    21,500         44,613
 *Nanometrics, Inc......................    11,800         68,145
 *Nanophase Technologies Corp...........    15,100         58,815
 *Napco Security Systems, Inc...........     2,150         21,124
 *Napro Biotherapeutics, Inc............    37,400         63,206
 Nara Bancorp, Inc......................     3,500         75,863
 Nash Finch Co..........................    11,800        100,300
 *Nashua Corp...........................     5,800         53,012
 *Nastech Pharmaceutical Co., Inc.......    10,000        101,500
 *NATCO Group, Inc. Class A.............    14,200         87,046
 *Nathans Famous, Inc...................     7,000         25,130
 *National Beverage Corp................    18,100        278,740
 *National Dentex Corp..................     3,500         67,375
 *National Equipment Services, Inc......    21,000          4,200
 *National Home Health Care Corp........     5,465         44,540
 *National Medical Health Card Systems,
   Inc..................................     7,200         62,460
 National Penn Bancshares, Inc..........    19,741        534,389
 National Presto Industries, Inc........     6,800        215,288
 *National Processing, Inc..............    62,500        912,500
 *National Research Corp................     7,000         53,795

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *National RV Holdings, Inc.............    11,500   $     76,130
 National Service Industries, Inc.......    10,925         84,997
 *National Steel Corp. Class B..........    10,200          1,046
 *National Technical Systems, Inc.......     8,600         20,124
 *National Western Life Insurance Co.
   Class A..............................     1,000         88,265
 *NationsRent, Inc......................    25,950          1,622
 *Natrol, Inc...........................    10,000         14,400
 *Natural Alternatives International,
   Inc..................................     5,400         20,817
 *Natural Wonders, Inc..................     5,700              5
 Natures Sunshine Products, Inc.........    16,059        169,101
 *Nautica Enterprises, Inc..............    37,000        414,400
 *#Nautilus Group, Inc..................    36,600        579,744
 *Navarre Corp..........................    21,500         55,470
 *Navidec, Inc..........................    11,600          1,218
 *Navigant Consulting, Inc..............    48,700        262,006
 *Navigant International, Inc...........    14,800        178,118
 *Navigators Group, Inc.................     8,400        216,636
 NBT Bancorp............................    37,548        679,619
 *NBTY, Inc.............................    65,900      1,202,675
 *NCI Building Systems, Inc.............    18,300        351,360
 *NCO Group, Inc........................    28,532        465,500
 *NCO Portfolio Management, Inc.........     1,945         11,680
 NDChealth Corp.........................    38,200        702,498
 *Neff Corp. Class A....................    16,000          3,680
 *Nelson (Thomas), Inc..................    13,100        107,420
 *#Neoforma, Inc........................    18,500        188,793
 *Neogen Corp...........................     6,100         78,965
 *NeoMagic Corp.........................    27,900         36,968
 *NEON Systems, Inc.....................     8,600         22,403
 *Neopharm, Inc.........................    19,580        286,749
 *Neorx Corp............................    14,400         10,008
 *Neose Technologies, Inc...............    14,200        195,463
 *#Neoware Systems, Inc.................     6,900        139,208
 *#Net Perceptions, Inc.................    23,500         28,553
 *Net2Phone, Inc........................    37,000        143,745
 *NetBank, Inc..........................    60,833        592,513
 *Netegrity, Inc........................    35,100        133,907
 *Netguru, Inc..........................    17,200         26,230
 *NetIQ Corp............................    57,400        995,890
 *NetManage, Inc........................     8,042         22,719
 *Netopia, Inc..........................    18,500         36,260
 *NetRadio Corp.........................     2,245             79
 *NetRatings, Inc.......................    40,900        271,372
 *Netro Corp............................    60,600        155,439
 *Netscout System, Inc..................    31,600        161,476
 *NetSolve, Inc.........................    12,100         75,867
 *Network Equipment Technologies,
   Inc..................................    22,300         98,120
 *#Network Plus Corp....................    14,500             29
 *Netzee, Inc...........................       687            299
 *Neurobiological Technologies, Inc.....     2,700         16,686
 *Neurocrine Biosciences, Inc...........    30,000      1,382,550
 *Neurogen Corp.........................    17,700        100,448
 *Nevada Chemicals, Inc.................     2,500          6,925
 *New American Healthcare Corp..........       200              1
 *#New Angeion Corp.....................       215            370
 *New Brunswick Scientific Co., Inc.....     6,964         36,874
 *New Century Equity Holdings Corp......    34,000         12,070
 #New Century Financial Corp............    27,300        510,101
 New England Business Services, Inc.....    12,900        287,025
 *New Focus, Inc........................    79,229        289,978
                                           SHARES       VALUE+
                                           ------       ------
 New Hampshire Thrift BancShares,
   Inc..................................       200   $      3,884
 *New Horizons Worldwide, Inc...........    10,200         63,903
 New Jersey Resources Corp..............    29,900        940,355
 *New World Restaurant Group, Inc.......     6,000            735
 *Newcor, Inc...........................     6,300          2,048
 *Newfield Exploration Co...............     2,410         87,171
 Newmil Bancorp, Inc....................     4,400         85,580
 *Newpark Resources, Inc................    83,900        390,974
 *Newport Corp..........................    42,000        603,540
 *Newtek Capital, Inc...................     2,500          8,950
 *Nextel Partners, Inc..................     9,000         59,895
 *Niagara Corp..........................     8,200         14,719
 *NIC, Inc..............................    56,200        100,317
 Nitches, Inc...........................       864          5,901
 NL Industries, Inc.....................    53,500        877,400
 *NMS Communications Corp...............    35,800         71,600
 *NMT Medical, Inc......................    11,500         38,525
 NN, Inc................................    15,250        152,424
 *Nobel Learning Communities, Inc.......     6,500         32,403
 *Nobility Homes, Inc...................     4,100         35,465
 #Noble International, Ltd..............     8,400         61,992
 *Noel Group, Inc.......................     8,000             80
 Noland Co..............................       200          5,615
 Nordson Corp...........................    36,900      1,006,079
 *Norstan, Inc..........................    12,300         52,214
 *Nortek Holdings, Inc..................    10,400        471,224
 *North American Scientific, Inc........    10,100         87,315
 North Central Bancshares, Inc..........     1,700         49,615
 North Pittsburgh Systems, Inc..........    19,500        256,815
 Northeast Bancorp......................       900         12,519
 Northeast Pennsylvania Financial
   Corp.................................     4,400         74,690
 *Northern Technologies International
   Corp.................................     3,000          9,750
 *#Northfield Laboratories, Inc.........    19,900         80,695
 *Northland Cranberries, Inc............     6,900          7,176
 Northrim BanCorp, Inc..................     6,068         87,658
 *Northwest Airlines Corp...............    97,000        819,650
 Northwest Bancorp, Inc.................    47,300        713,521
 Northwest Natural Gas Co...............    28,000        716,800
 *Northwest Pipe Co.....................     6,500         91,033
 #Northwestern Corp.....................    43,800        352,152
 *Novadigm, Inc.........................    20,800         49,712
 *#Novamed Eyecare, Inc.................    16,700         22,044
 *Novavax, Inc..........................    31,000        117,490
 *Novell, Inc...........................    63,870        229,932
 *Noven Pharmaceuticals, Inc............    22,400        237,888
 Novitron International, Inc............     1,787          8,604
 *Novoste Corp..........................    16,200        110,160
 *NPS Pharmaceuticals, Inc..............    41,300      1,218,970
 *NQL, Inc..............................    19,000             17
 *NS Group, Inc.........................    20,500        138,375
 *Nstor Technology......................    16,800          3,864
 *#NTELOS, Inc..........................     7,800          4,017
 *NTN Communications, Inc...............    27,793         27,793
 *Nu Horizons Electronics Corp..........    20,300        142,506
 *#Nucentrix Broadband Networks, Inc....    10,400         11,492
 *NuCo2, Inc............................     8,700         74,124
 *Nuevo Energy Co.......................    17,000        209,950
 NUI Corp...............................    15,692        236,322

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Number Nine Visual Technology Corp....     8,400   $         88
 *Numerex Corp. Class A.................    10,800         26,892
 *Numerical Technologies, Inc...........    37,300        168,596
 NuSkin Enterprises, Inc................    39,800        459,690
 *Nutraceutical International Corp......    11,100        104,618
 *Nutramax Products, Inc................     3,300             45
 *Nutrition 21, Inc.....................    11,400          4,332
 *Nx Networks, Inc......................    47,900            216
 *NYFIX, Inc............................    32,575        171,833
 *Nymagic, Inc..........................     8,700        174,870
 *O'Charleys, Inc.......................    20,550        451,278
 *O.I. Corp.............................     2,700         10,611
 Oak Hill Financial, Inc................     3,000         61,380
 *Oak Technology, Inc...................    67,090        219,384
 *Oakley, Inc...........................    82,500      1,117,875
 *OAO Technology Solutions, Inc.........    17,700         28,851
 *Obie Media Corp.......................     5,900         18,644
 *Oceaneering International, Inc........    27,200        652,800
 OceanFirst Financial Corp..............    14,400        318,960
 *Ocular Sciences, Inc..................    25,400        533,146
 *Ocwen Financial Corp..................    77,400        226,782
 *Odd Job Stores, Inc...................    12,700         23,178
 *Odetics, Inc. Class A.................       300            284
 *Odetics, Inc. Class B.................       200            182
 *Officemax, Inc........................   144,900        863,604
 *Offshore Logistics, Inc...............    23,500        509,715
 *Oglebay Norton Co.....................     5,300         38,902
 *Ohio Casualty Corp....................    72,800        934,388
 *Oil States International, Inc.........    36,400        467,376
 Oil-Dri Corp. of America...............     4,200         35,196
 *Old Dominion Freight Lines, Inc.......     8,300        206,172
 Olin Corp..............................    68,352      1,031,432
 *Olympic Steel, Inc....................     9,600         37,872
 Omega Financial Corp...................     8,200        296,266
 *Omega Protein Corp....................    23,800         94,724
 *#Omni Nutraceuticals, Inc.............    40,100            108
 *OmniVision Technologies, Inc..........    24,800        443,176
 *Omnova Solutions, Inc.................    13,900         56,990
 *Omtool, Ltd...........................    12,500          4,125
 *On Assignment, Inc....................    29,500        245,145
 *On Command Corp.......................    26,400         20,328
 *ON Semiconductor Corp.................    91,700        197,155
 *On Technology Corp....................    26,000         81,250
 *One Price Clothing Stores, Inc........     2,957          3,090
 Oneida, Ltd............................    16,500        179,850
 Oneok, Inc.............................    60,000      1,136,400
 *OneSource Information Services, Inc...    11,900         86,394
 *Online Resources Corp.................    13,500         59,940
 *Onyx Acceptance Corp..................     5,100         18,360
 *Onyx Pharmacueticals, Inc.............    22,000        152,130
 *Onyx Software Corp....................    50,100        106,463
 *OPENT Technologies, Inc...............    18,900        178,511
 *Opinion Research Corp.................     6,700         34,003
 *Oplink Communications, Inc............    53,100         56,286
 *Opta Food Ingredients, Inc............    10,800         26,892
 Opti, Inc..............................    11,600         19,256
 *Optical Sensors, Inc..................     1,633          7,553
 *OpticNet, Inc.........................     5,600              0
 *Optika Imaging Systems, Inc...........     8,200          9,594
 *Option Care, Inc......................    20,400        122,604
 *OraPharma, Inc........................    14,300        104,533
                                           SHARES       VALUE+
                                           ------       ------
 *OraSure Technologies, Inc.............    40,300   $    242,002
 *Orbit International Corp..............     1,266          5,596
 *ORBIT/FR, Inc.........................     6,100          2,257
 *Orbital Sciences Corp.................    59,900        275,540
 *Oregon Steel Mills, Inc...............    28,000        131,600
 Oregon Trail Financial Corp............     3,100         65,255
 *Oriole Homes Corp. Class A
   Convertible..........................       800          3,840
 *Oriole Homes Corp. Class B............     2,000          9,590
 *Orleans Homebuilders, Inc.............    11,300         87,914
 *Orphan Medical, Inc...................    10,300        109,438
 *Orthodontic Centers of America, Inc...    60,551        781,713
 *Orthologic Corp.......................    35,200        149,776
 Oshkosh B'Gosh, Inc. Class A...........    10,100        278,558
 Oshkosh Truck Corp. Class B............    16,100        998,200
 *#OSI Pharmaceutical, Inc..............    42,400        916,476
 *#OSI Systems, Inc.....................    12,700        219,456
 *Osmonics, Inc.........................    14,500        243,455
 *Osteotech, Inc........................    16,600         94,703
 *Ostex International, Inc..............    12,500         28,563
 Otter Tail Power Co....................    24,700        692,218
 Outlook Group Corp.....................     2,400         13,584
 *Outsource International, Inc..........     6,700             12
 *Overland Storage, Inc.................    14,300        190,834
 Overseas Shipholding Group, Inc........    39,800        688,142
 Owens & Minor, Inc.....................    48,600        801,900
 *Owens-Illinois, Inc...................     1,300         20,410
 *Owosso Corp...........................     5,800          3,277
 Oxford Industries, Inc.................     7,500        194,250
 *Oxigene, Inc..........................    12,600         18,396
 *Oxis International, Inc...............     7,900          1,146
 *OYO Geospace Corp.....................     5,100         52,403
 *P&F Industries, Inc. Class A..........     1,300          8,795
 *P.F. Chang's China Bistro, Inc........    29,900      1,056,517
 *Pacific Aerospace and Electronics,
   Inc..................................    25,700            655
 Pacific Capital Bancorp................    38,233      1,003,234
 Pacific Crest Capital, Inc.............     2,120         35,234
 *Pacific Gateway Exchange, Inc.........    19,900             60
 *Pacific Mercantile Bancorp............     5,900         40,150
 Pacific Northwest Bancorp..............    15,300        381,506
 *Pacific Premier Bancorp, Inc..........     2,400         15,240
 *Pacific Sunwear of California, Inc....    36,200        963,825
 *Pacificare Health Systems, Inc........    44,900      1,202,647
 *Packaged Ice, Inc.....................    20,000         20,500
 *Packaging Dynamics Corp...............     4,120         26,080
 *Packeteer, Inc........................    36,400        294,112
 *Pac-West Telecomm, Inc................    23,100         13,052
 *Pain Therapeutics, Inc................    32,300        118,541
 *Palatin Technologies, Inc.............        62            126
 *#Paligent, Inc........................       347             15
 *Palm Harbor Homes, Inc................    22,869        428,908
 *PAM Transportation Services, Inc......    10,700        214,107
 Pamrapo Bancorp, Inc...................     5,100         86,726
 *Panavision, Inc.......................     3,600         11,700
 *Panera Bread Co.......................    33,800      1,249,924
 *Pantry, Inc...........................     9,900         27,869
 *Papa John's International, Inc........    20,500        556,268
 *Par Technology Corp...................     7,800         60,060
 *Paradyne Networks Corp................    42,363         77,524
 *Paragon Technologies, Inc.............     4,200         34,230
 *Parallel Petroleum Corp...............    20,600         51,500

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Parametric Technology Corp............   127,900   $    400,327
 *Parexel International Corp............    26,200        327,762
 Park Bancorp, Inc......................     1,200         27,432
 Park Electrochemical Corp..............    19,350        417,186
 *Parker Drilling Co....................    91,900        206,775
 *#Parkervision, Inc....................    17,400        202,971
 *Park-Ohio Holdings Corp...............    10,400         42,536
 Parkvale Financial Corp................     5,700        132,668
 *Parlex Corp...........................     6,300         67,190
 *Parlux Fragrances, Inc................     9,900         26,780
 *ParthusCeva, Inc......................    10,833         76,210
 *Pathmark Stores, Inc..................    31,600        123,398
 *Patient Infosystems, Inc..............     8,800          3,608
 Patina Oil & Gas Corp..................    30,292        911,183
 Patrick Industries, Inc................     4,500         31,860
 Patriot Bank Corp......................     6,300         96,957
 *Patriot Transportation Holding,
   Inc..................................     2,500         60,875
 *Paula Financial, Inc..................     6,100          4,087
 *#Paul-Son Gaming Corp.................     4,100         16,503
 *Paxar Corp............................    43,600        616,068
 *Paxson Communications Corp............    64,500        208,335
 *Payless Cashways, Inc.................       160              0
 *Payless ShoeSource, Inc...............    15,000        850,350
 *PC Connection, Inc....................    32,550        226,223
 *PC Mall, Inc..........................    10,700         40,767
 *PC-Tel, Inc...........................    19,900        152,534
 *PCD, Inc..............................     8,900          2,047
 *PDF Solutions, Inc....................     7,500         61,125
 *PDI, Inc..............................    15,300        150,705
 *PDS Financial Corp....................     1,100          1,579
 *#PEC Solutions, Inc...................    29,700      1,101,425
 *Pediatric Services of America, Inc....     6,100         39,955
 *Pediatrix Medical Group, Inc..........    26,600      1,080,492
 *Peerless Manufacturing Co.............     3,000         28,785
 *Peerless Systems Corp.................    15,200         19,152
 *Pegasus Communications Corp.
   Class A..............................    42,700         52,948
 *Pegasus Solutions, Inc................    27,300        314,223
 *Pegasystems, Inc......................    49,600        288,920
 *Pemco Aviation Group, Inc.............       950         22,064
 *#Pemstar, Inc.........................    37,000         71,225
 Penford Corp...........................     7,600        107,084
 Penn Engineering & Manufacturing Corp.
   Class A..............................     1,200         14,760
 Penn Engineering & Manufacturing Corp.
   Non-Voting...........................    15,000        197,250
 *Penn National Gaming, Inc.............    48,000        892,800
 *Penn Traffic Co.......................        93            678
 *Penn Treaty American Corp.............    24,800         59,768
 Penn Virginia Corp.....................     8,900        304,380
 Penn-America Group, Inc................    15,000        134,250
 Pennfed Financial Services, Inc........     7,400        203,648
 *Penton Media, Inc.....................     6,600          6,930
 *Penwest Pharmaceuticals Co............    15,400        170,170
 Peoples Bancorp, Inc...................       300          5,132
 Pep Boys - Manny, Moe & Jack...........    60,400        664,400
 *Perceptron, Inc.......................     8,150         13,937
 *Performance Technologies, Inc.........    12,200         45,811
 *Pericom Semiconductor Corp............    27,600        268,824
 *Perini Corp...........................    22,600         72,546
 PerkinElmer, Inc.......................    64,400        551,264
 *Perot Systems Corp....................    10,000        112,500
                                           SHARES       VALUE+
                                           ------       ------
 *Perrigo Co............................    83,200   $  1,048,736
 *Perry Ellis International, Inc........     6,300         92,232
 *Per-Se Technologies, Inc..............    32,300        290,539
 *Personnel Group of America, Inc.......     8,500          1,020
 *Pervasive Software, Inc...............    16,700         67,719
 *Petrocorp, Inc........................     6,900         63,825
 *Petroleum Development Corp............    15,700         80,384
 PFF Bancorp, Inc.......................    13,200        452,100
 *Pfsweb, Inc...........................         9              4
 *Pharmaceutical Products Development
   Service Co...........................    21,940        657,213
 *Pharmaceutical Resources, Inc.........    38,000      1,064,000
 *Pharmacopeia, Inc.....................    23,300        232,767
 *Pharmacyclics, Inc....................    16,100         56,270
 *Pharmanetics, Inc.....................     9,500         62,225
 *Pharmchem Laboratories, Inc...........     5,800          1,914
 *Phar-Mor, Inc.........................    14,200             14
 *#Pharmos Corp.........................     6,200          7,936
 *Philadelphia Consolidated Holding
   Corp.................................    21,500        788,298
 Philadelphia Suburban Corp.............    10,350        206,897
 Phillips-Van Heusen Corp...............    31,800        418,170
 *Phoenix Gold International, Inc.......     1,000          1,795
 *Phoenix Technologies, Ltd.............    30,700        195,559
 *Photo Control Corp....................     1,000          1,340
 *Photoelectron Corp....................     9,900         24,552
 *#PhotoMedex, Inc......................    14,000         24,990
 *Photon Dynamics, Inc..................    16,900        595,472
 *PhotoWorks, Inc.......................    16,100          2,093
 *Photronics, Inc.......................    37,100        587,293
 *Physiometrix, Inc.....................     7,400          5,069
 *Piccadilly Cafeterias, Inc............    10,700         17,655
 *Pico Holdings, Inc....................    12,300        152,582
 Piedmont Natural Gas Co................    32,500      1,115,075
 Pilgrim's Pride Corp...................    12,900         76,755
 Pilgrims Pride Corp. Class B...........    37,300        311,828
 *Pilot Network Services, Inc...........    15,300              2
 *Pinnacle Entertainment, Inc...........    27,300        163,527
 *Pinnacle Systems, Inc.................    71,000      1,001,100
 Pioneer Standard Electronics, Inc......    35,100        339,242
 Pittston Brink's Group.................    65,118      1,228,125
 *Pixelworks, Inc.......................    51,000        476,340
 *Pizza Inn, Inc........................    10,000         17,500
 *Plains Resources, Inc.................    26,300        557,560
 *Planar Systems, Inc...................    12,800        267,584
 *Plantronics, Inc......................    50,500        906,980
 *PlanVista Corp........................    16,600         36,520
 *Plato Learning, Inc...................    16,366        122,172
 *Play By Play Toys and Novelties,
   Inc..................................     5,900             15
 *Playboy Enterprises, Inc. Class A.....     4,700         41,172
 *Playboy Enterprises, Inc. Class B.....    23,300        231,835
 *Playtex Products, Inc.................    72,500        773,575
 *Plexus Corp...........................    50,400        766,332
 *#Pliant Systems, Inc..................    10,600              8
 *#Plug Power, Inc......................    57,300        399,954
 *PLX Technology, Inc...................    23,500        123,375
 *Plymouth Rubber, Inc. Class B.........       200            180
 PMA Capital Corp. Class A..............    30,700        460,961
 *PMC Sierra, Inc.......................    55,000        446,875
 *PMCC Financial Corp...................     2,600          2,132
 PNM Resources, Inc.....................    46,900      1,106,840
 Pocahontas Bancorp, Inc................     4,400         44,792

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Point Therapeutics, Inc...............       660   $        561
 *Point West Capital Corp...............     3,400             15
 *Point.360.............................     9,000         18,315
 *Polycom, Inc..........................    24,000        274,920
 *#PolyMedica Corp......................    13,200        378,774
 Polyone Corp...........................    90,700        707,460
 *Pomeroy Computer Resource, Inc........    12,800        161,728
 Pope & Talbot, Inc.....................    15,500        209,250
 *Porta Systems Corp....................     9,600            384
 *Possis Medical, Inc...................    17,000        274,805
 Potlatch Corp..........................    31,300        843,535
 *Powell Industries, Inc................    10,400        206,388
 *Power Intergrations, Inc..............    34,200        700,416
 *PowerCerv Corp........................     1,755            180
 *Power-One, Inc........................    87,800        694,498
 *Powerwave Technologies, Inc...........    78,500        513,783
 *Pozen, Inc............................    33,700        174,566
 *PPT Vision, Inc.......................     6,800          4,216
 *PracticeWorks, Inc....................    11,625         73,586
 *PRAECIS Pharmaceuticals, Inc..........    53,400        173,016
 Precision Castparts Corp...............     6,800        167,144
 *Premier Financial Bancorp.............     5,200         36,790
 *#Premier Laser Systems, Inc.
   Class A..............................     9,900             29
 *#Pre-Paid Legal Services, Inc.........    31,550        903,908
 Presidential Life Corp.................    33,200        343,952
 *Presstek, Inc.........................    43,000        241,015
 *Preview Systems, Inc..................     6,200            245
 *Previo, Inc...........................     6,875         14,953
 *#PRG-Schultz International, Inc.......    79,700        768,707
 *Price Communications Corp.............    62,700        896,610
 *Price Legacy Corp.....................    29,734         83,553
 *Priceline.com, Inc....................   228,500        398,733
 *Pricesmart, Inc.......................     4,400        105,864
 *Prima Energy Corp.....................    12,762        284,720
 *Prime Hospitality Corp................    55,200        458,712
 *Prime Medical Services, Inc...........    16,900        142,805
 *PRIMEDIA, Inc.........................   259,038        880,729
 *Primix Solutions, Inc.................     9,900            396
 *Primus Knowledge Solutions, Inc.......    16,700          8,517
 *Princeton Review, Inc.................     6,100         38,888
 *Princeton Video Image, Inc............     6,100          3,050
 *Printronix, Inc.......................     5,800         63,307
 *Printware, Inc........................     3,600          8,100
 *Priority Healthcare Corp..............    44,476        980,029
 *Private Business, Inc.................       945          1,266
 *Proassurance Corp.....................    28,450        566,155
 *ProBusiness Services, Inc.............    30,300        317,241
 *Procom Technology, Inc................    11,700          8,892
 *Procurenet, Inc.......................    19,700              0
 *Progenics Pharmaceuticals, Inc........    12,400         93,620
 *Programmers Paradise, Inc.............     5,200         10,530
 Progress Financial Corp................     6,760         75,036
 *Progress Software Corp................    48,800        660,752
 *Prophet 21, Inc.......................     3,800         60,040
 *ProQuest Co...........................    30,800        722,260
 *ProsoftTraining.com...................     7,300          1,716
 *Protection One, Inc...................    95,000        211,850
 *Protein Design Labs, Inc..............   106,800        979,356
 *Proton Energy Systems, Inc............    40,100        126,917
 *Provant, Inc..........................    20,400          3,162
 *Provell, Inc..........................     7,100              1
 Providence & Worcester Railroad Co.....     3,000         24,570
                                           SHARES       VALUE+
                                           ------       ------
 Provident Bancorp, Inc.................     5,200   $    161,980
 Provident Bankshares Corp..............    24,977        557,487
 Provident Financial Group, Inc.........    30,100        842,349
 Provident Financial Holdings, Inc......     5,550        146,465
 *Province Healthcare Co................    55,825        719,026
 *Proxim Corp...........................    67,269         92,831
 *ProxyMed, Inc.........................     1,320         17,035
 *PSC, Inc..............................    12,800            224
 *PSS World Medical, Inc................    85,500        583,965
 Psychemedics Corp......................     5,225         54,601
 *Psychiatric Solutions, Inc............     2,433         13,284
 *PTEK Holdings, Inc....................    65,228        284,068
 Pulaski Financial Corp.................     2,700         54,581
 Pulitzer, Inc..........................     9,400        413,224
 *Pure World, Inc.......................     7,600          4,142
 *PW Eagle, Inc.........................     7,000         34,125
 #Pyramid Breweries, Inc................     5,700         13,538
 *Qad, Inc..............................    39,400        135,142
 *QEP Co., Inc..........................     2,125          9,148
 *QRS Corp..............................    15,600        105,612
 *QuadraMed Corp........................    27,006         79,398
 Quaker Chemical Corp...................     9,100        210,028
 *Quaker City Bancorp, Inc..............     2,734         95,553
 *Quaker Fabric Corp....................    15,850        111,346
 *Quality Dining, Inc...................    11,400         37,107
 *Quality Systems, Inc..................     6,000        143,490
 *Qualstar Corp.........................     5,500         24,723
 Quanex Corp............................    18,300        559,980
 *Quanta Services, Inc..................    68,600        252,448
 *#Quantum Fuel Systems Technologies
   Worldwide, Inc.......................    14,100         51,254
 *Quentra Network Systems, Inc..........    21,600             23
 *Quest Software, Inc...................    99,700      1,299,091
 *Questcor Pharmaceuticals, Inc.........    26,800         26,800
 *Quicklogic Corp.......................    23,100         47,240
 *Quidel Corp...........................    32,600        102,853
 *Quigley Corp..........................    10,900         71,177
 *Quiksilver, Inc.......................    23,200        635,680
 *Quipp, Inc............................     1,400         17,297
 Quixote Corp...........................     7,700        153,538
 *Quokka Sports, Inc....................     1,128             17
 *Quovadx, Inc..........................    29,825         75,010
 *R & B, Inc............................     8,400         74,256
 *R H Donnelley Corp....................    32,700        944,703
 *Racing Champions ERTL Corp............    16,000        255,440
 *Radiant Systems, Inc..................    37,800        445,662
 *Radio One, Inc........................       200          3,511
 *Radiologix, Inc.......................    23,600        120,360
 *RadiSys Corp..........................    17,362        164,852
 *Radyne ComStream, Inc.................     9,500         31,113
 *Rag Shops, Inc........................     2,415          8,899
 *Railamerica, Inc......................    35,300        260,161
 *Rainbow Rentals, Inc..................     5,900         30,031
 *Rainbow Technologies, Inc.............    29,600        253,524
 *#Ralcorp Holdings, Inc................    36,000        846,000
 *Rambus, Inc...........................   118,300      1,090,135
 *Ramsay Youth Services, Inc............     3,900         14,060
 *Ramtron International Corp............     6,900         27,290
 *Range Resources Corp..................    64,700        343,557
 *Rare Hospitality International,
   Inc..................................    21,721        580,073
 *Rational Software Corp................    10,000         92,600
 Raven Industries, Inc..................     4,600        149,983

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Rawlings Sporting Goods, Inc..........     8,044   $     60,813
 Rayonier, Inc..........................    15,200        703,152
 *Rayovac Corp..........................    35,000        511,000
 *Raytech Corp..........................     7,000         53,900
 *RCM Technologies, Inc.................    10,500         41,265
 *#RCN Corp.............................    82,600         59,885
 *RDO Equipment Co. Class A.............     5,700         24,225
 *Reading International, Inc.
   Class A..............................    18,149         68,966
 *Reading International, Inc.
   Class B..............................     1,060          3,800
 *RealNetworks , Inc....................   192,700        740,932
 *Recoton Corp..........................    11,500         20,125
 *Red Hat, Inc..........................   177,400      1,226,721
 *#Redhook Ale Brewery, Inc.............     9,300         20,600
 Redwood Empire Bancorp.................     3,500         96,618
 *Reeds Jewelers, Inc...................       440            442
 Regal Beloit Corp......................    27,500        569,525
 *Regeneration Technologies, Inc........    21,900        209,474
 *Regeneron Pharmaceuticals, Inc........    48,900      1,062,353
 *Regent Communications, Inc............    57,700        360,625
 Regis Corp.............................    43,100      1,128,358
 *Register.Com, Inc.....................    44,000        185,680
 *Rehabcare Group, Inc..................    17,300        354,131
 *Rehabilicare, Inc.....................    10,900         42,510
 *Reliability, Inc......................     6,300          6,773
 Reliance Steel & Aluminum Co...........    33,200        753,640
 *Reliv International, Inc..............     9,226         37,181
 *Relm Wireless Corp....................     7,600          3,686
 *Remec, Inc............................    50,650        250,971
 *RemedyTemp, Inc.......................     7,000        101,290
 *Remington Oil & Gas Corp..............    34,400        534,576
 *#Renaissance Learning, Inc............    37,600        740,532
 *Rentrak Corp..........................     9,700         51,653
 *Rent-Way, Inc.........................    29,600        117,512
 *Repligen Corp.........................    32,000         96,640
 *#Reptron Electronics, Inc.............     8,900          6,230
 Republic Bancorp, Inc..................    69,858        819,444
 Republic Bancorp, Inc. Class A.........    14,500        175,813
 *Republic Bankshares, Inc..............    11,300        225,435
 *Republic First Bancorp, Inc...........     6,334         38,827
 *Res-Care, Inc.........................    26,850        123,376
 *ResMed, Inc...........................    32,100      1,040,361
 *Resonate, Inc.........................    27,000         39,015
 *ResortQuest International, Inc........    19,100         78,310
 Resource America, Inc..................    17,400        142,419
 *Resources Connection, Inc.............    21,500        397,105
 *Respironics, Inc......................    40,000      1,162,800
 *Restoration Hardware, Inc.............    32,900        263,036
 *Retek, Inc............................    61,300        271,253
 *#Revlon, Inc..........................    29,000        114,840
 *Rex Stores Corp.......................    12,400        159,092
 *Rexhall Industries, Inc...............     3,542         13,194
 *RF Monolithics, Inc...................    10,100         28,583
 *#Rhythms NetConnections, Inc..........     8,900              4
 *Ribozyme Pharmaceuticals, Inc.........     5,800          3,074
 Richardson Electronics, Ltd............    12,000        102,540
 *Rigel Pharmaceuticals, Inc............    45,100         64,719
 Riggs National Corp....................    33,400        524,547
 *Right Management Consultants, Inc.....    23,462        287,416
 *Rimage Corp...........................     8,600         87,763
 *Rita Medical Systems, Inc.............    14,700         88,494
 *Riverside Group, Inc..................     1,000             35
 Riverview Bancorp, Inc.................     4,500         67,500
                                           SHARES       VALUE+
                                           ------       ------
 Rivianna Foods, Inc....................    14,100   $    355,955
 *Riviera Holdings Corp.................     3,600         17,640
 RLI Corp...............................    28,900        696,490
 *RMH Teleservices, Inc.................    16,100        183,701
 *Roadhouse Grill, Inc..................    13,340          6,070
 Roadway Corp...........................    20,500        820,820
 Roanoke Electric Steel Corp............    10,900        119,137
 Robbins & Myers, Inc...................    13,800        225,630
 *Robocom Systems, Inc..................       800             80
 *Robotic Vision Systems, Inc...........    28,700         13,776
 *Rochester Medical Corp................     5,300         43,937
 *Rock of Ages Co.......................     4,400         21,384
 Rock-Tenn Co. Class A..................    25,300        321,310
 *Rocky Mountain Chocolate Factory,
   Inc..................................     2,433         17,311
 *Rocky Shoes & Boots, Inc..............     4,500         24,165
 *Rofin-Sinar Technologies, Inc.........    11,500         83,203
 *Rogers Corp...........................    15,700        382,295
 *Rogue Wave Software, Inc..............    11,000         19,470
 *Rohn Industries, Inc..................    34,500          4,658
 Rollins, Inc...........................    34,200        797,886
 Roper Industries, Inc..................    18,500        779,960
 *Ross Systems, Inc.....................     2,600         20,280
 *Rouge Industries, Inc. Class A........    15,000         17,700
 *Roxio, Inc............................     1,629          9,074
 *Royal Appliance Manufacturing Co......    13,000         61,100
 Royal Bancshares of Pennsylvania
   Class A..............................     4,218         77,569
 *Royal Energy, Inc.....................     3,041         11,982
 Royal Gold, Inc........................    23,100        393,624
 *Royal Precision, Inc..................       550             54
 RPC, Inc...............................    28,600        360,360
 *RSA Security, Inc.....................    65,200        414,998
 *RTI International Metals, Inc.........    20,700        237,015
 *RTW, Inc..............................     5,150         10,377
 *Rubio's Restaurants, Inc..............     5,500         29,948
 Ruby Tuesday, Inc......................    64,800      1,167,048
 Ruddick Corp...........................    55,800        805,752
 *Rudolph Technologies, Inc.............    16,100        319,505
 *Rural Cellular Corp. Class A..........     2,800          5,488
 *Rural/Metro Corp......................    14,000         31,640
 *Rush Enterprises, Inc. Class A........     7,000         28,700
 *Rush Enterprises, Inc. Class B........     7,000         28,945
 Russ Berrie & Co., Inc.................    20,300        661,171
 Russell Corp...........................    35,500        565,870
 *RWD Technologies, Inc.................    15,200         26,524
 *Ryan's Family Steak Houses, Inc.......    49,900        541,665
 Ryerson Tull, Inc......................    29,100        199,335
 Ryland Group, Inc......................    26,500        994,280
 *S&K Famous Brands, Inc................     2,100         26,943
 S&T Bancorp, Inc.......................    36,100        976,866
 *S1 Corp...............................    90,101        562,230
 *Saba Software, Inc....................    47,900         79,754
 *Safeguard Scientifics, Inc............   118,900        259,202
 *SafeNet, Inc..........................     7,600        220,438
 *Safety Components International,
   Inc..................................       118            882
 *Saga Communications, Inc. Class A.....    18,125        357,969
 *Salem Communications Corp.............    12,070        328,364
 *#Salton, Inc..........................    18,900        256,095
 *Samsonite Corp........................    19,718         12,915
 *San Filippo (John B.) & Son, Inc......     5,000         46,125
 *Sanchez Computer Associates, Inc......    27,600        105,432

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Sanders Morris Harris Group, Inc.......     1,400   $     10,850
 Sanderson Farms, Inc...................    13,000        265,070
 *Sands Regent Casino Hotel.............     2,000          7,480
 Sandy Spring Bancorp, Inc..............    13,700        437,099
 *Sangamo BioSciences, Inc..............    24,700        122,636
 *Sangstat Medical Corp.................    29,100        425,733
 *Sapient Corp..........................    30,700         65,084
 *Satcon Technology Corp................    16,500         28,628
 *Saucony, Inc. Class A.................     2,700         23,153
 *Saucony, Inc. Class B.................     3,500         29,418
 Sauer-Danfoss, Inc.....................    47,600        442,680
 *Saxon Capital, Inc....................    17,400        224,025
 *SBE, Inc..............................     3,500          3,955
 *SBS Technologies, Inc.................    14,500        161,603
 *#ScanSoft, Inc........................    75,818        556,504
 *ScanSource, Inc.......................     5,800        425,372
 Schawk, Inc. Class A...................    22,200        217,560
 *Scheid Vineyards, Inc.................     2,200          5,511
 *#Schick Technologies, Inc.............     9,000         24,975
 *Schieb (Earl), Inc....................     2,200          5,280
 *Schlotzskys, Inc......................     7,200         24,840
 *Schmitt Industries, Inc...............     7,400          3,404
 Schnitzer Steel Industries, Inc.
   Class A..............................     5,200         95,888
 *Schuff International, Inc.............     7,000         10,150
 Schulman (A.), Inc.....................    38,300        711,997
 Schweitzer-Maudoit International,
   Inc..................................    14,800        375,476
 *Sciclone Pharmaceuticals, Inc.........    40,500        162,000
 *Scient, Inc...........................     1,250            125
 *Scientific Games Corp.................    68,958        482,361
 *#Scientific Learning Corp.............     4,400          8,580
 *Scientific Technologies, Inc..........     6,700         33,500
 *#Scios-Nova, Inc......................    45,687      1,502,645
 *SCM Microsystems, Inc.................    15,500         93,233
 *Scotts Co. Class A....................     6,400        313,792
 *SCP Pool Corp.........................    26,900        848,830
 SCPIE Holdings, Inc....................     9,300         61,566
 *SCS Transportation, Inc...............    14,450        127,016
 Seaboard Corp..........................     1,400        321,300
 *Seabulk International, Inc............     2,400         12,348
 *Seachange International, Inc..........    32,000        237,120
 Seacoast Banking Corp..................     4,500         83,700
 Seacoast Financial Services Corp.......     5,746        125,780
 *Seacor Smit, Inc......................    24,200      1,006,720
 *Seattle Genetics, Inc.................    24,700         79,287
 *Secom General Corp....................       140            249
 Second Bancorp, Inc....................     9,900        275,913
 *Secure Computing Corp.................    35,300        271,457
 *Security Associates International,
   Inc..................................     4,400            968
 *SED International Holdings, Inc.......     3,925          2,434
 *SeeBeyond Technology Corp.............    85,100        242,535
 *SEEC, Inc.............................     5,900          6,638
 *Segue Software, Inc...................     9,500         11,495
 *Seitel, Inc...........................    11,700          8,658
 *Selas Corp. of America................     4,750          8,313
 *#Select Comfort Corp..................    32,600        323,229
 *Select Medical Corp...................    53,700        773,817
 *Selectica, Inc........................    47,200        125,316
 Selective Insurance Group, Inc.........    27,700        707,735
 SEMCO Energy, Inc......................    18,300        126,087
 *Seminis, Inc. Class A.................       200            518
 *Semitool, Inc.........................    29,300        204,514
                                           SHARES       VALUE+
                                           ------       ------
 *Semtech Corp..........................    20,500   $    309,243
 *SEMX Corp.............................     6,300          1,764
 *Seneca Foods Corp. Class A............       200          2,770
 *Seneca Foods Corp. Class B............     1,300         18,798
 Sensient Technologies Corp.............    47,500      1,167,075
 *Sepracor, Inc.........................   100,911        964,709
 *Sequa Corp. Class A...................     6,900        313,260
 *Sequa Corp. Class B...................     2,600        138,840
 *Sequenom, Inc.........................    37,300         81,874
 *SeraCare Life Sciences, Inc...........     4,080         24,215
 *Serena Software, Inc..................    48,500        884,155
 *Serologicals Corp.....................    26,150        297,456
 *Service Corp. International...........   226,400        751,648
 *ServiceWare Technologies, Inc.........     2,900          1,595
 *Servotronics, Inc.....................     1,100          4,290
 *SFBC International, Inc...............     7,100        102,986
 *Shared Technologies Cellular, Inc.....    10,100             27
 *Sharper Image Corp....................    12,100        227,420
 *Shaw Group, Inc.......................    46,100        797,530
 *Sheffield Medical Technologies, Inc...    20,250          3,848
 *Sheldahl, Inc.........................    17,000            306
 *Shells Seafood Restaurants, Inc.......     4,400          1,672
 *Shiloh Industries, Inc................    13,500         36,180
 *Shoe Carnival, Inc....................    12,500        185,938
 *Shoe Pavilion, Inc....................     6,200          7,192
 *Sholodge, Inc.........................     5,100         22,695
 *Shopko Stores, Inc....................    29,800        424,650
 *#Shuffle Master, Inc..................    17,725        343,954
 *Siebert Financial Corp................    22,300         55,081
 *Sierra Health Services, Inc...........    29,636        330,145
 Sierra Pacific Resources...............   122,600        850,844
 *Sifco Industries, Inc.................     5,400         15,822
 *Sigma Designs, Inc....................    16,300         65,771
 *Sigmatron International, Inc..........     2,200          8,415
 *Signal Technology Corp................    10,300        110,210
 *Signature Eyewear, Inc................     3,600            234
 *Silgan Holdings, Inc..................    17,900        444,815
 *Silicon Graphics, Inc.................   193,900        308,301
 *Silicon Image, Inc....................    74,000        515,410
 *#Silicon Laboratories, Inc............    47,500      1,390,325
 *Silicon Storage Technology, Inc.......   111,100        780,478
 *Silicon Valley Bancshares.............    53,300      1,031,622
 *Siliconix, Inc........................    19,000        563,540
 Simmons First National Corp. Class A..      4,550        169,078
 *Simon Worldwide, Inc..................    16,600          2,075
 *SimpleTech, Inc.......................    42,800        170,986
 *Simpson Manufacturing Co., Inc........    24,700        836,095
 *Simula, Inc...........................    12,800         26,880
 *Sinclair Broadcast Group, Inc.
   Class A..............................    49,800        692,967
 *Sipex Corp............................    32,100        131,931
 *Sirenza Microdevices, Inc.............    29,700         47,966
 *Sitel Corp............................    74,000        133,200
 *Six Flags, Inc........................    36,200        261,726
 SJW Corp...............................     3,000        236,670
 *Skechers U.S.A., Inc. Class A.........    16,600        204,180
 *SkillSoft P.L.C.......................    39,392        147,523
 Skyline Corp...........................     8,300        235,637
 Skywest, Inc...........................    63,200        860,468
 *Skyworks Solutions, Inc...............    85,500      1,031,558
 *SL Industries, Inc....................     5,900         33,335
 *SM&A..................................    17,700         50,711

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Smart & Final Food, Inc...............    29,200   $    153,884
 *SmartDisk Corp........................     9,600          7,680
 *Smith & Wollensky Restaurant Group,
   Inc..................................     1,700          6,673
 Smith (A.O.) Corp......................    19,900        530,335
 Smith (A.O.) Corp. Convertible
   Class A..............................     3,750         99,938
 *#Smith Micro Software, Inc............    21,400         17,976
 *Smithway Motor Express Corp.
   Class A..............................     4,000          3,400
 *#Socrates Technologies Corp...........    18,400             64
 *Sola International, Inc...............    27,000        315,900
 Solutia, Inc...........................   125,800        339,660
 *Somera Communications, Inc............    40,700        121,693
 *Sonic Automotive, Inc.................    41,300        729,358
 *Sonic Corp............................    48,525      1,043,530
 *#Sonic Foundry, Inc...................    33,400         21,877
 *Sonic Innovations, Inc................    17,800         88,199
 *#Sonic Solutions......................    17,200        114,466
 *SonicWALL, Inc........................    76,400        309,038
 *Sonosight, Inc........................    13,533        201,303
 *Sonus Pharmaceuticals, Inc............    13,600         38,624
 *SOS Staffing Services, Inc............    12,600          7,749
 *Sotheby's Holdings, Inc. Class A......    53,900        468,391
 *SoundView Technology Group, Inc.......    26,800         39,798
 *Source Information Management, Inc....    18,100        105,433
 *Source Media, Inc.....................    27,400            260
 *Sourcecorp, Inc.......................    17,300        335,361
 South Financial Group, Inc.............    50,027      1,066,826
 South Jersey Industries, Inc...........    11,900        387,940
 Southern Banc Company, Inc.............       200          2,890
 *Southern Energy Homes, Inc............    11,925         19,617
 *Southern Union Co.....................    65,804        985,086
 *Southwall Technologies, Inc...........    10,600         32,860
 Southwest Bancorp, Inc.................     5,700        151,164
 *Southwest Bancorporation of Texas,
   Inc..................................    40,600      1,159,130
 Southwest Gas Corp.....................    39,600        879,120
 Southwest Water Co.....................     9,231        128,865
 *Southwestern Energy Co................    28,300        311,300
 *#Spacehab, Inc........................    11,500         11,328
 Span-American Medical System, Inc......     2,400         18,516
 *Spanish Broadcasting System, Inc......    40,900        363,806
 *SPAR Group, Inc.......................     1,500          4,695
 Spartan Motors, Inc....................    11,200        116,368
 *Spartan Stores, Inc...................    23,875         49,779
 Spartech Corp..........................    30,200        565,042
 *Sparton Corp..........................     7,200         57,600
 *Specialty Laboratories, Inc...........    21,700        208,320
 *SpectraLink Corp......................    19,000        156,940
 *Spectranetics Corp....................    23,702         59,492
 *Spectrian Corp........................    11,400         56,259
 *Spectrum Control, Inc.................    13,000         80,015
 *SpectRx, Inc..........................     8,900         18,201
 *SpeechWorks International, Inc........    35,461        133,333
 *SpeedFam-IPEC, Inc....................    30,452        200,222
 Speedway Motorsports, Inc..............    41,900      1,086,467
 *Speizman Industries, Inc..............     2,900          1,711
 *Spherion Corp.........................    66,200        457,442
 *Spherix, Inc..........................    12,100         95,953
 *Sphinx International, Inc.............    10,550          3,693
 *Spiegel, Inc. Class A Non-Voting......    14,900          8,568
                                           SHARES       VALUE+
                                           ------       ------
 *Spinnaker Exploration Co..............    39,500   $    877,295
 *Spire Corp............................     6,700         17,554
 *Sport Chalet, Inc.....................     2,700         18,428
 *Sport Supply Group, Inc...............     8,900         14,463
 *Sport-Haley, Inc......................     2,700          9,032
 *Sports Authority, Inc.................    35,400        301,254
 *Sports Club Co., Inc..................    20,100         51,758
 *SportsLine.Com, Inc...................    33,400         42,084
 *Sportsman's Guide, Inc................     4,700         34,028
 *SPS Technologies, Inc.................    13,100        339,290
 *SPSS, Inc.............................    16,729        235,210
 *SRI/Surgical Express, Inc.............     6,100         38,156
 *SRS Labs, Inc.........................    12,600         38,304
 *SS&C Technologies, Inc................    12,400        126,666
 *SSE Telecom, Inc......................     6,000             36
 *SSP Solutions, Inc....................     2,200          1,958
 St. Francis Capital Corp...............     9,200        220,754
 St. Mary Land & Exploration Co.........    30,600        773,874
 *Staar Surgical Co.....................    17,100         56,430
 *Stamps.com, Inc.......................    44,171        194,573
 *#Standard Automotive Corp.............     4,400            442
 Standard Commercial Corp...............    13,329        220,195
 *Standard Management Corp..............     7,600         26,410
 *Standard Microsystems Corp............    15,900        353,696
 Standard Motor Products, Inc.
   Class A..............................    12,400        143,592
 Standard Pacific Corp..................    35,500        905,250
 Standard Register Co...................    26,100        488,070
 Standex International Corp.............    12,000        277,800
 *Stanley Furniture, Inc................     6,700        168,740
 *Star Buffet, Inc......................     2,800          5,544
 *Star Multi Care Service, Inc..........       454             30
 *#Star Scientific, Inc.................    22,200         27,195
 *STAR Telecommunications, Inc..........     5,900              1
 *Starcraft Corp........................     2,500         18,000
 *StarMedia Network, Inc................    29,800            225
 Starrett (L.S.) Co. Class A............     5,000         86,000
 *Startec Global Communications Corp....     9,700             39
 *StarTek, Inc..........................    14,000        371,000
 State Auto Financial Corp..............    42,900        635,993
 State Financial Services Corp.
   Class A..............................     7,800        127,140
 Staten Island Bancorp, Inc.............    61,600      1,211,056
 *Station Casinos, Inc..................    57,850        975,351
 *Steak n Shake Co......................    29,018        291,631
 *Steel Dynamics, Inc...................    59,900        856,570
 Steel Technologies, Inc................     9,500        151,240
 *SteelCloud Co.........................    10,200         13,515
 *Stein Mart, Inc.......................    45,700        295,679
 *Steinway Musical Instruments, Inc.....     8,800        151,800
 *Stellent, Inc.........................    22,300        117,298
 *Stemcells, Inc........................     2,600          2,093
 Stepan Co..............................     8,400        214,620
 Stephan Co.............................     3,500         12,075
 *Stericycle, Inc.......................    36,800      1,224,152
 Sterling Bancorp.......................    12,081        322,095
 Sterling Bancshares....................    53,850        679,318
 *Sterling Financial Corp...............    11,572        222,992
 Stewart & Stevenson Services, Inc......    28,300        316,677
 *Stewart Enterprises, Inc..............   129,800        682,748
 *Stewart Information Services Corp.....    16,600        343,620
 Stifel Financial Corp..................     6,600         76,362

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Stillwater Mining Co..................    50,700   $    286,455
 *STM Wireless, Inc. Class A............     6,800          2,482
 *Stone & Webster, Inc..................     3,000            465
 *Stone Energy Corp.....................    28,963        873,234
 *Stoneridge, Inc.......................    22,300        219,209
 *Storage Computer Corp.................     1,200            324
 *#Storage Engine, Inc..................       283            127
 *StorageNetworks, Inc..................    60,800        102,144
 *Stratasys, Inc........................     5,300         43,778
 *Strategic Diagnostics, Inc............    17,800         62,389
 *Strategic Distribution, Inc...........     3,029         36,651
 *Stratesec, Inc........................     8,000            640
 *Stratex Networks, Inc.................    99,000        390,060
 *Stratos Lightwave, Inc................     2,169         15,584
 *Strattec Security Corp................     4,100        199,240
 *Stratus Properties, Inc...............     7,050         58,233
 Strayer Ed, Inc........................     8,300        499,453
 Stride Rite Corp.......................    45,900        385,560
 *Strouds, Inc..........................     7,100             32
 *Student Advantage, Inc................        50             40
 Sturm Ruger & Co., Inc.................    34,500        367,425
 *#Styleclick, Inc. Class A.............    12,700          1,969
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    18,500              0
 Suffolk Bancorp........................     8,600        282,639
 *Summa Industries, Inc.................     4,400         43,428
 *Summit America Television, Inc........    50,200        117,719
 Summit Bancshares, Inc.................     2,000         40,540
 Summit Bank Corp.......................     1,680         21,143
 *Sun Bancorp, Inc......................    11,126        150,479
 Sun Hydraulics, Inc....................     4,900         39,788
 *Sunair Electronics, Inc...............     3,000          8,100
 *Sundance Homes, Inc...................     3,000             21
 *Sunland Entertainment Co., Inc........       450            371
 *SunLink Health Systems, Inc...........     1,048          2,987
 *#Sunrise Assisted Living, Inc.........    28,665        803,480
 *Sunrise Telecom, Inc..................     3,600          8,280
 *Suntron Corp..........................     5,265         22,561
 *#Superconductor Technologies, Inc.....    22,200         23,310
 *#Supergen, Inc........................    37,300        173,259
 *Superior Consultant Holdings Corp.....    10,700         29,853
 *Superior Energy Services, Inc.........    88,500        725,700
 Superior Financial Corp................     7,500        135,300
 Superior Industries International,
   Inc..................................    25,900      1,091,167
 *#Superior Telecom, Inc................    33,200          5,146
 Superior Uniform Group, Inc............     7,000         78,400
 *Supertex, Inc.........................    12,400        167,338
 *SupportSoft, Inc......................    36,900        124,353
 *Supreme Industries, Inc...............     9,171         45,855
 *#SureBeam Corp........................    69,296        373,159
 *SurModics, Inc........................    16,900        543,420
 Susquehanna Bancshares, Inc............    47,500      1,004,388
 *#SVI Solutions, Inc...................     7,500          4,800
 *Swift Energy Corp.....................    34,200        316,692
 *Swisher International, Inc............       700            543
 *Switchboard, Inc......................    12,600         37,296
 SWS Group, Inc.........................    27,918        409,278
 *Sybase, Inc...........................    20,100        267,732
 *Sybron Dental Specialties, Inc........    41,800        591,470
 *Sycamore Networks, Inc................    73,500        228,585
 *Sykes Enterprises, Inc................    44,100        133,403
 *Sylvan Learning Systems, Inc..........    44,400        808,302
                                           SHARES       VALUE+
                                           ------       ------
 *Sylvan, Inc...........................     5,400   $     57,321
 *Symmetricom, Inc......................    49,267        180,071
 *Symphonix Devices, Inc................     9,400            987
 *Syms Corp.............................    15,700        118,692
 *Symyx Technologies....................    32,100        386,484
 *Synalloy Corp.........................     5,900         27,730
 *Synaptic Pharmaceutical Corp..........    10,900         69,706
 *Synbiotics Corp.......................     7,900            545
 *Syncor International Corp.............    24,700        627,133
 *Synovis Life Technologies, Inc........     9,300         87,746
 *Synplicity, Inc.......................     2,600         12,532
 *Syntel, Inc...........................    46,500        902,798
 *Syntellect, Inc.......................    11,300          8,051
 *Synthetech, Inc.......................    14,200         18,886
 *Syntroleum Corp.......................    33,100         60,739
 Sypris Solutions, Inc..................     2,250         28,013
 *System Software Associates, Inc.......    10,700             11
 *Systemax, Inc.........................    33,900         56,952
 *Systems & Computer Technology Corp....    38,400        386,112
 *T-3 Energy Services, Inc..............     1,250          8,425
 *#T-HQ, Inc............................    47,600        851,326
 *T-Netix, Inc..........................    15,000         32,325
 *Tag-It Pacific, Inc...................     9,200         34,040
 *Taitron Components, Inc...............     5,000          6,825
 *#Take Two Interactive Software........    43,700      1,307,723
 *TALK America Holdings, Inc............     5,500         43,285
 TALX Corp..............................    13,838        135,682
 *Tandy Brand Accessories, Inc..........     5,900         57,378
 *Tandycrafts, Inc......................    14,400            648
 *Tanning Technology Corp...............    12,000         10,980
 *Tanox, Inc............................    50,900        562,954
 *Tarantella, Inc.......................    16,500          4,043
 *Targeted Genetics Corp................    13,100          7,402
 *Tarrant Apparel Group.................    15,800         65,886
 Tasty Baking Co........................     8,000         76,400
 TB Woods Corp..........................     5,200         37,050
 *TBA Entertainment Corp................     7,300         12,264
 *TBC Corp..............................    21,050        251,021
 *TEAM America, Inc.....................     2,800          1,596
 *Team Communications Group, Inc........     5,800              6
 *Team, Inc.............................     7,600         57,228
 *TeamStaff, Inc........................    16,000         48,160
 Tech/Ops Sevcon, Inc...................     3,100         14,570
 *Techdyne, Inc.........................     6,500          8,645
 Teche Holding Co.......................       700         18,480
 *Techne Corp...........................    41,400      1,281,123
 *Technical Communications Corp.........       400            162
 *Technical Olympic USA, Inc............     8,500        114,708
 Technitrol, Inc........................    48,100        830,687
 Technology Research Corp...............     5,400          8,289
 *Technology Solutions Corp.............    42,400         49,396
 *TechTeam Global, Inc..................    10,900         80,279
 Tecumseh Products Co. Class A..........    13,900        661,015
 *Tegal Corp............................     9,900          5,792
 *Tejon Ranch Co........................    13,900        394,065
 *Tekelec...............................    67,600        689,858
 *Teledyne Technologies Inc.............    35,200        523,072
 *Teletech Holdings, Inc................    87,500        752,938
 *Teletouch Communications, Inc.........       100             24
 *Telik, Inc............................    37,900        489,100
 *Telscape International, Inc...........    20,700             31

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Telular Corp..........................    12,800   $     49,344
 *Temtex Industries, Inc................     2,000            940
 *TenFold Corp..........................     4,500          1,215
 *Tengasco, Inc.........................     5,600          7,280
 Tennant Co.............................     8,900        319,510
 *Tenneco Automotive, Inc...............    44,600        183,752
 *Terayon Communication Systems, Inc....    72,400        173,760
 *Terex Corp............................    50,748        627,245
 *Terra Industries, Inc.................    76,100        150,678
 *Tesoro Petroleum Corp.................    74,100        318,630
 *Tessco Technologies, Inc..............     4,500         49,568
 *Tetra Tech, Inc.......................    62,926        780,597
 *Tetra Technologies, Inc...............    14,000        296,100
 *Texas Biotechnology Corp..............    63,700        124,852
 Texas Industries, Inc..................    20,900        516,230
 Texas Regional Banchshares, Inc.
   Class A..............................    33,495      1,144,022
 TF Financial Corp......................     2,600         60,840
 *TFC Enterprises, Inc..................    11,400         17,670
 *Thackeray Corp........................     4,100          2,378
 The Banc Corp..........................     3,300         24,734
 *The Medicines Co......................    43,100        720,417
 *The Rowe Companies....................    13,100         28,558
 *Theragenics Corp......................    31,100        163,897
 *Thermwood Corp........................       200            141
 *TheStreet.com, Inc....................    23,500         80,840
 *Third Wave Technologies...............    39,200         95,452
 Thistle Group Holdings Co..............     7,100         73,805
 *Thomas & Betts Corp...................    61,600      1,151,920
 *Thomas Group, Inc.....................     4,000          1,660
 Thomas Industries, Inc.................    15,150        414,504
 *Thomaston Mills, Inc..................     1,900             17
 Thor Industries, Inc...................    20,000        764,000
 *Thoratec Corp.........................    67,843        585,485
 *Three-Five Systems, Inc...............    27,499        195,243
 *TIBCO Software, Inc...................    27,200        200,464
 *Tickets.com, Inc......................     2,100          2,363
 *#Tidel Technologies, Inc..............    10,500          5,093
 *Tier Technologies, Inc. Class B.......    16,200        246,645
 *TII Network Technologies, Inc.........    11,260          3,941
 Timberland Bancorp, Inc................     3,900         70,083
 Timberline Software Corp...............    11,700         69,147
 *Timco Aviation Services, Inc..........     1,744          1,221
 Timken Co..............................    59,700      1,185,045
 *Tipperary Corp........................    17,900         30,878
 *Titan Corp............................   111,899      1,324,884
 Titan International, Inc...............    20,700         33,327
 *Titan Pharmaceuticals, Inc............    27,500         72,875
 *Titanium Metals Corp..................    31,700         44,380
 *#TiVo, Inc............................    54,300        419,468
 *TLC Vision Corp.......................    33,060         52,896
 *TMBR/Sharp Drilling, Inc..............     5,400         88,857
 *Todd Shipyards Corp...................     5,200         77,480
 *Toddhunter International, Inc.........     4,600         50,370
 *Tofutti Brands, Inc...................     6,900         18,630
 *Tollgrade Communications, Inc.........    13,500        181,440
 Tompkins County Trustco, Inc...........       330         15,180
 *Too, Inc..............................    39,800      1,168,130
 *Topps, Inc............................    46,000        441,600
 *Toreador Resources Corp...............     4,900         13,598
 Toro Co................................    12,300        787,569
                                           SHARES       VALUE+
                                           ------       ------
 *Total Entertainment Restaurant Corp...     8,800   $     72,204
 *Tower Air, Inc........................    13,300             12
 *Tower Automotive, Inc.................    76,200        430,530
 *#Track Data Corp......................     6,800          4,522
 *Track 'n Trail, Inc...................     4,900             13
 *Tractor Supply Co.....................    18,000        800,820
 *Tradestation Group, Inc...............    32,100         42,372
 *Traffix, Inc..........................    21,300         61,664
 *Trailer Bridge, Inc...................     9,800         23,128
 *Trammell Crow Co......................    47,600        434,112
 *Trans World Entertainment Corp........    44,200        188,734
 *Transact Technologies, Inc............     5,700         27,645
 *Transaction Systems Architects, Inc...    35,200        252,912
 *Transcat, Inc.........................     6,100         12,200
 *Transgenomic, Inc.....................    10,800         33,156
 *Transkaryotic Therapies, Inc..........    38,300        367,297
 *Transmeta Corp........................    28,700         43,194
 *Transmontaigne Oil Co.................    36,600        157,380
 *Transport Corp. of America............     5,200         27,534
 *Transport Industries, Inc.............     1,400          5,222
 *Transportation Components, Inc........    17,900             22
 *Transpro, Inc.........................     6,700         42,143
 *Transtechnology Corp..................     6,200         67,580
 *TransTexas Gas Corp. Class A..........       236             14
 *Travis Boats & Motors, Inc............     3,300          4,241
 *TRC Companies, Inc....................    12,400        138,756
 Tredegar Industries, Inc...............    47,400        675,450
 Tremont Corp...........................     5,100        173,400
 *Trend-Lines, Inc. Class A.............     2,100             17
 Trenwick Group, Ltd....................    23,975         37,641
 *#Trex Co., Inc........................    14,200        466,470
 *Triad Guaranty, Inc...................    14,000        560,770
 *Triangle Pharmaceuticals, Inc.........    87,500        400,313
 *Triarc Companies, Inc. Class A........    19,500        529,425
 Trico Bancshares.......................     4,950        113,900
 *Trico Marine Services, Inc............    39,900        135,860
 *Trident Microsystems, Inc.............    13,500         55,755
 *Trimble Navigation, Ltd...............    34,400        483,836
 *#Trimedyne, Inc.......................     4,300            710
 *#Trimeris, Inc........................    22,400      1,078,112
 Trinity Industries, Inc................    50,500        986,265
 *Trio-Tech International...............       400            880
 *TriPath Imaging, Inc..................    44,952        145,195
 *Tripos, Inc...........................     8,500         76,160
 *Triquint Semiconductor, Inc...........    99,641        611,298
 *Tristar Corp..........................     1,000              4
 *Triton PCS Holdings, Inc..............    62,700        277,134
 *Triumph Group.........................    15,800        441,610
 *TriZetto Group, Inc...................    54,800        351,816
 *TRM Corp..............................     7,000          4,130
 *Tropical Sportswear International
   Corp.................................     7,800         71,214
 *Trover Solutions, Inc.................     9,300         45,617
 Troy Financial Corp....................       315          8,741
 *Troy Group, Inc.......................    10,900         19,457
 *Trump Hotels & Casino Resorts, Inc....    21,900         48,180
 Trust Co. of New Jersey................    18,500        510,323
 Trustco Bank Corp......................    86,952        959,515
 *TSR, Inc..............................     4,400         21,890
 *TTM Technologies, Inc.................    43,700        137,437
 *Tucows, Inc...........................     8,500          2,656
 *Tuesday Morning Corp..................    44,100        882,662

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Tufco Technologies, Inc...............     4,500   $     18,315
 *Tularik, Inc..........................    65,800        631,022
 *Tumbleweed Communications Corp........    30,595         52,012
 Tupperware Corp........................    70,000      1,199,100
 *TurboChef Technologies, Inc...........    20,500         18,963
 *Turnstone Systems, Inc................    70,300        204,925
 *Tut Systems, Inc......................     7,700          9,972
 *Tvia, Inc.............................       100             75
 *Tweeter Home Entertainment Group,
   Inc..................................    23,300        255,951
 Twin Disc, Inc.........................     2,800         34,692
 *Twinlab Corp..........................    28,200          7,332
 *Tyler Technologies, Inc...............    57,200        254,540
 *#U.S. Aggregates, Inc.................     9,700             63
 *U.S. Concrete, Inc....................    31,100        178,359
 *U.S. Home & Garden, Inc...............    17,500          7,000
 *U.S. Industries, Inc..................    85,100        251,896
 *U.S. Interactive, Inc.................    25,900             52
 *U.S. Physical Therapy, Inc............    11,050        140,611
 *#U.S. Plastic Lumber Corp.............    12,600          2,835
 *#UAL Corp.............................    66,600        167,166
 *Ubics, Inc............................     6,900          2,381
 UCBH Holdings, Inc.....................    19,500        808,470
 *UFP Technologies, Inc.................     3,800          3,762
 UGI Corp...............................    33,100      1,218,080
 *UICI..................................    57,100        730,309
 UIL Holdings Corp......................    14,400        481,536
 *Ulticom, Inc..........................    47,200        355,416
 *Ultimate Electronics, Inc.............    14,300        275,418
 *Ultimate Software Group, Inc..........    15,800         64,148
 *Ultradata Systems, Inc................     2,000            350
 *Ultrak, Inc...........................    14,000         17,640
 *Ultralife Batteries, Inc..............    13,100         35,632
 *Ultratech Stepper, Inc................    22,500        260,325
 UMB Financial Corp.....................    21,965        875,854
 Umpqua Holdings Corp...................    23,003        405,198
 *#Unapix Entertainment, Inc............     6,100              3
 Unico American Corp....................     5,500         19,525
 *Unidigital, Inc.......................     6,100              5
 *Unifab International, Inc.............     2,200            583
 *Unifi, Inc............................    70,300        400,710
 Unifirst Corp..........................     8,950        174,973
 *Unify Corp............................    20,200         10,100
 *Unimark Group, Inc....................    10,100          5,353
 *Uni-Marts, Inc........................     6,500          8,450
 *Union Acceptance Corp. Class A........     5,200          1,248
 Union Community Bancorp................     2,300         34,949
 *Uniroyal Technology Corp..............    13,300            732
 Unisource Energy Corp..................    36,580        609,057
 *Unit Corp.............................    42,300        755,478
 *United Auto Group, Inc................    47,700        644,427
 United Bankshares, Inc. WV.............    42,200      1,231,607
 United Community Financial Corp........    35,400        316,299
 United Financial Corp..................       440          9,412
 United Fire Casualty Co................     6,200        211,451
 United Guardian, Inc...................     1,900          6,983
 United Industrial Corp.................    12,800        193,920
 United National Bancorp................    15,100        337,485
 *United Natural Foods, Inc.............    18,900        488,376
 *#United Online, Inc...................    44,202        707,011
 United Parcel, Inc. - Restricted
   Escrow...............................    10,700         10,336
                                           SHARES       VALUE+
                                           ------       ------
 *United Rentals, Inc...................    55,200   $    534,888
 *United Retail Group, Inc..............    13,100         62,553
 *United Road Services, Inc.............       720            144
 *United Stationers, Inc................    39,600      1,286,802
 *United Therapeutics Corp..............    23,000        395,255
 *UnitedGlobalCom, Inc..................    80,000        254,400
 Unitil Corp............................     4,700        124,550
 *Unity Bancorp, Inc....................     5,200         43,810
 *Universal Access Global Holdings,
   Inc..................................    44,700         14,081
 *Universal American Financial Corp.....    63,800        431,288
 *Universal Compression Holdings, Inc...    11,700        210,600
 Universal Corp.........................    31,100      1,100,940
 *#Universal Display Corp...............    21,700        250,527
 *Universal Electronics, Inc............    13,700        135,973
 Universal Forest Products, Inc.........    17,800        382,967
 *Universal Stainless & Alloy Products,
   Inc..................................     6,000         35,400
 Unizan Financial Corp..................    22,034        428,671
 *Unova, Inc............................    69,200        373,680
 *UQM Technologies, Inc.................    18,700         54,230
 *Urban Outfitters, Inc.................    19,100        504,049
 *Urologix, Inc.........................    13,800         56,649
 *Uromed Corp. New......................     4,720             21
 *URS Corp..............................    34,000        706,860
 *Ursus Telecom Corp....................     8,200              8
 *US Energy Corp........................    11,500         45,425
 *#US LEC Corp..........................    14,100         30,879
 *US Liquids, Inc.......................    13,900          7,089
 *US Oncology, Inc......................   110,282        952,285
 *US Xpress Enterprises, Inc. Class A..     10,823        102,764
 *USA Truck, Inc........................     9,300         68,123
 *#USAir Group, Inc.....................    84,700         48,914
 *#USANA, Inc...........................     9,500         98,563
 USB Holding Co., Inc...................    16,285        299,644
 *USDATA Corp...........................     2,820          1,988
 Usec, Inc..............................    98,000        656,600
 USFreightways Corp.....................    30,600        933,453
 *#USG Corp.............................    39,400        309,290
 *Utah Medical, Inc.....................     5,000         90,050
 *#V-ONE Corp...........................    19,400          6,014
 *V.I. Technologies, Inc................     5,500          2,970
 Vail Banks Inc.........................     1,300         15,620
 *Vail Resorts, Inc.....................    28,300        515,060
 *Valence Technology, Inc...............    20,900         33,754
 *Valley National Gases, Inc............     4,200         23,625
 Valmont Industries, Inc................    23,900        530,341
 *Valpey Fisher Corp....................     1,650          4,620
 *Value City Department Stores, Inc.....    33,800        108,498
 Value Line, Inc........................     9,900        424,116
 *ValueClick, Inc.......................    33,200         93,126
 *Valuevision Media, Inc. Class A.......    40,600        634,578
 *Vans, Inc.............................    18,300        108,885
 *Variagenics, Inc......................     7,700         10,588
 *Varian Semiconductor Equipment
   Associates, Inc......................    40,500      1,259,753
 *Varian, Inc...........................    21,500        674,885
 *Variflex, Inc.........................     4,600         15,479
 *#Vari-L Co., Inc......................     7,500          2,400
 *Vari-Lite International, Inc..........     4,800          4,920
 *Varsity Brands, Inc...................     9,255         38,778
 *Vascular Solutions, Inc...............     1,800          1,845

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Vastera, Inc..........................    32,200   $    188,853
 *#Vaxgen, Inc..........................    14,300        281,138
 #Vector Group, Ltd.....................    38,455        438,002
 *Veeco Instruments, Inc................    35,200        491,920
 *Ventana Medical Systems, Inc..........    16,200        344,655
 *Venture Catalyst, Inc.................     7,200          1,404
 *Verdant Brands, Inc...................     4,517              5
 *Verilink Corp.........................    15,600         18,174
 *Veritas DGC, Inc......................    40,600        300,034
 *Verity, Inc...........................    39,800        553,618
 *Vermont Pure Holdings, Ltd............    17,300         69,373
 *Versant Object Technology Corp........     6,500          5,265
 *Versar, Inc...........................     6,800         13,940
 *#Versicor, Inc........................    29,600        334,036
 *Verso Technologies, Inc...............    12,096          8,891
 *Verticalbuyer Inc.....................       920              8
 Vesta Insurance Group, Inc.............    39,400        140,658
 *Vialta, Inc...........................    64,595         31,975
 *Viasat, Inc...........................    30,800        367,290
 *VIB Corp..............................     8,920        134,469
 *Vical, Inc............................    20,000         76,500
 *Vicon Industries, Inc.................     4,600         17,710
 *Vicor Corp............................    35,700        298,988
 *Video Display Corp....................     3,600         23,976
 *#Viewpoint Corp.......................    56,700        187,110
 *Vignette Corp.........................   102,000        168,300
 *#Viisage Technology, Inc..............    23,600        114,224
 Vintage Petroleum, Inc.................    73,900        694,660
 *Virage Logic Corp.....................    20,200        277,245
 *Virbac Corp...........................    22,000        116,930
 Virco Manufacturing Corp...............    13,269        136,671
 *Virologic, Inc........................    24,500         37,240
 *#ViroPharma, Inc......................    22,600         34,917
 *Virtualfund.Com, Inc..................    22,400          1,792
 *Vision Sciences, Inc..................     5,100          4,437
 *Vista Medical Technologies, Inc.......     7,500         24,450
 Visteon Corp...........................    65,300        525,665
 *Visual Networks, Inc..................    31,900         55,666
 *Visx, Inc. DE.........................    59,400        543,510
 Vital Signs, Inc.......................    12,800        356,992
 *VitalWorks, Inc.......................    50,500        194,930
 *#Vitech America, Inc..................    20,350            102
 *Vitesse Semiconductor, Inc............    46,500        154,613
 *Vivus, Inc............................    42,700        189,802
 *Vixel Corp............................    23,400         40,248
 *Vlasic Foods International, Inc.......    50,100            138
 *Vodavi Technology, Inc................     4,300          8,665
 *Volt Information Sciences, Inc........    15,100        262,740
 Vulcan International Corp..............       700         24,675
 *Vyyo, Inc.............................     3,800         10,260
 *W-H Energy Services, Inc..............    30,900        463,500
 W.P. Carey & Co. LLC...................    38,500        936,320
 *Wabash National Corp..................    23,000        181,700
 Wabtec Corp............................    48,700        696,897
 *Wackenhut Corrections Corp............    21,100        258,053
 *Wall Street Deli, Inc.................     1,500              2
 Wallace Computer Services, Inc.........    50,200        941,250
 Walter Industries, Inc.................    49,100        513,095
 *#Warnaco Group, Inc...................     2,900              7
 Warren Bancorp, Inc....................     7,400        115,699
 Warwick Community Bancorp, Inc.........     5,000        151,600
 Washington Banking Co..................     4,070         48,352
                                           SHARES       VALUE+
                                           ------       ------
 Washington Savings Bank FSB............     1,600   $     12,960
 Washington Trust Bancorp, Inc..........    12,200        245,830
 *Waste Connections, Inc................    27,500      1,026,025
 *Waste Industries USA, Inc.............    18,700        142,494
 *WatchGuard Technologoes, Inc..........    35,500        231,993
 *Waterlink, Inc........................    19,600            882
 Waters Instruments, Inc................       300          1,485
 Watsco, Inc. Class A...................    29,500        470,525
 Watsco, Inc. Class B...................     1,350         22,275
 Watts Industries, Inc. Class A.........    16,700        263,526
 Wausau-Mosinee Paper Corp..............    61,800        714,408
 Waypoint Financial Corp................    44,882        833,683
 WD-40 Co...............................    15,900        461,259
 *Webb Interactive Services, Inc........     5,300          1,802
 *Webco Industries, Inc.................     6,000         16,500
 *#WebEx Communications, Inc............    44,600        867,916
 *Webhire, Inc..........................     4,480          2,531
 *#WebLink Wireless, Inc................    54,300            217
 *webMethods, Inc.......................    58,800        570,066
 *Websense, Inc.........................    21,000        561,330
 Weider Nutrition International, Inc....    10,500         18,480
 Wellco Enterprises, Inc................     1,000         12,100
 Wellman, Inc...........................    35,000        420,000
 *Wells-Gardner Electronics Corp........     5,535          8,469
 Werner Enterprises, Inc................    60,900      1,344,977
 Wesbanco, Inc..........................    21,240        543,213
 West Coast Bancorp.....................    15,609        256,612
 *West Corp.............................    12,600        209,538
 *West Marine, Inc......................    18,900        302,495
 West Pharmaceutical Services, Inc......    14,400        298,080
 *Westaff, Inc..........................    15,900         31,005
 Westamerica Bancorporation.............     2,300         94,496
 Westar Energy, Inc.....................    84,100        969,673
 Westbank Corp..........................     4,300         58,222
 *Westcoast Hospitality Corp............    12,900         69,596
 Westcorp, Inc..........................    44,840        924,152
 *Westell Technologies, Inc.............    41,260         68,079
 *Western Digital Corp..................   187,900      1,587,755
 Western Gas Resources, Inc.............    32,800      1,160,792
 Western Ohio Financial Corp............       900         18,383
 *Western Power & Equipment Corp........     3,373            708
 *Western Wireless Corp.................    83,700        557,861
 *Westport Resources Corp...............    31,868        653,931
 Westwood Holdings Group, Inc...........     6,979         89,471
 *Wet Seal, Inc. Class A................    26,575        306,676
 *WFS Financial, Inc....................    40,800        858,228
 WGL Holdings, Inc......................    14,000        323,540
 *White Electronics Designs Corp........    19,800        193,644
 *Whitehall Jewelers, Inc...............    14,650        162,615
 *Whitman Education Group, Inc..........    13,100         88,425
 Whitney Holdings Corp..................    15,300        515,304
 *#WHX Corp.............................     5,833         15,632
 *#Wickes, Inc..........................     4,400          2,684
 *Wild Oats Markets, Inc................    27,750        294,705
 Wiley (John) & Sons, Inc. Class A......     2,600         55,380
 *William Lyon Homes, Inc...............    10,200        232,050
 *Williams Industries, Inc..............     1,200          4,452
 *Willis Lease Finance Corp.............     7,900         46,413
 *Wilshire Financial Services Group,
   Inc..................................       137            467
 *Wilshire Oil Co. of Texas.............     7,107         23,524
 *Wilson Greatbatch Technologies, Inc...    20,800        603,200

THE U.S. SMALL CAP SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *Wilsons The Leather Experts, Inc......    20,300   $    146,769
 *Wind River Systems, Inc...............    80,000        483,200
 *Winmark Corp..........................     3,800         38,570
 Winnebago Industries, Inc..............    18,700        924,528
 Wintrust Financial Corp................    17,150        518,445
 *Wire One Technologies, Inc............    31,250         93,125
 *Wireless Facilities, Inc..............    52,100        370,692
 Wireless Telecom Group, Inc............    24,100         49,164
 *Wireless WebConnect!, Inc.............     8,900             90
 *Wireless Xcessories Group.............     5,100          1,505
 *Wiser Oil Co..........................     9,200         22,080
 *Witness Systems, Inc..................    22,600         85,993
 *WJ Communications, Inc................    53,100         55,490
 *WMS Industries, Inc...................    37,100        651,105
 Wolohan Lumber Co......................     1,600         32,008
 *Wolverine Tube, Inc...................    17,900        102,925
 Wolverine World Wide, Inc..............    61,200      1,023,264
 *Women First HealthCare, Inc...........    22,800        122,778
 Woodhead Industries, Inc...............    11,600        143,898
 Woodward Governor Co...................    11,300        482,680
 *Workflow Management, Inc..............    13,000         29,055
 *Workgroup Technology Corp.............     2,000          3,960
 *World Acceptance Corp.................    18,700        130,713
 *#World Access, Inc....................    73,372             59
 World Fuel Services Corp...............    10,400        209,560
 *World Wrestling Federation
   Entertainment, Inc...................    15,800        137,460
 *WorldGate Communications, Inc.........    13,200         11,220
 *WorldQuest Networks, Inc..............     1,500          3,225
 *Worldwide Restaurant Concepts, Inc....    27,100         60,975
 WPS Resources Corp.....................    31,200      1,150,656
 *WR Grace & Co.........................    15,000         32,850
 *WSI Industries, Inc...................     2,000          2,150
 X-Rite, Inc............................    20,100        154,971
 *Xanser Corp...........................    32,900         54,285
 *Xeta Corp.............................     9,200         34,270
 *Xetel Corp............................     9,900             89
 *Xicor, Inc............................    23,600        101,834
 *#XM Satellite Radio Holdings, Inc.....   101,800        256,027
 *Yankee Candle Co., Inc................    59,800      1,052,480
 Yardville National Bancorp.............     8,000        150,200
 *Yellow Corp...........................    32,100        953,691
 York International Corp................    40,200      1,008,216
 *Young Broadcasting, Inc. Class A......    17,200        251,550
 *Youthstream Media Networks, Inc.......     3,800            893
 *Zale Corp.............................    26,500        946,050
 *Zamba Corp............................    34,200          5,301
 *Zany Brainy, Inc......................    11,960            167
 *Zap.com Corp..........................       334             32
 *Zapata Corp...........................     2,340         69,241
 Zenith National Insurance Corp.........    18,600        438,030
 *Zevex International, Inc..............     3,400          6,698
 *Zila, Inc.............................    37,957         39,665
 *#ZixIt Corp...........................    25,800        101,652
 *Zoll Medical Corp.....................     8,900        327,698
 *Zoltek Companies, Inc.................    16,200         47,223
 *Zomax, Inc............................    36,500        157,863
 *#Zonagen, Inc.........................    11,400         12,939
                                           SHARES       VALUE+
                                           ------       ------
 *Zones, Inc............................    13,500   $     14,378
 *Zoran Corp............................    26,850        577,946
 *Zygo Corp.............................    18,600        146,196
 *Zymetx, Inc...........................     8,600             34
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $1,026,802,214).................              844,291,091
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *Anacomp, Inc. Warrants 12/10/06.......     1,139            302
 *#Angeion Corp. Warrants 10/31/07......       215              0
 *Aura Systems Warrants 05/31/05........     1,262              0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................     9,947         38,296
 *CSF Holding, Inc. Litigation Rights...     3,250              0
 *Del Global Technologies Corp. Warrants
   03/28/08.............................       971            825
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................        22              0
 *Imperial Sugar Co. Warrants 08/29/08..       498            112
 *Magnum Hunter Resources Warrants
   03/21/05.............................     7,200          2,016
 *Orbital Science Corp. Warrants
   08/31/04.............................       152            221
 PMR Corp. Contingent Value Rights
   08/05/04.............................     7,300              0
 *Safety Components International, Inc.
   Warrants 04/10/03....................       504             78
 *#Timco Aviation Services Warrants
   12/31/07.............................     3,486              0
                                                     ------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,108).......................                   41,850
                                                     ------------
                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.0%,
   3/28/07
   (Cost $0)............................  $      2              0
                                                     ------------
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc.1.21%, 12/02/02
   (Collateralized by $21,473,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $21,446,159) to be
   repurchased at $21,131,131
   (Cost $21,129,000)...................    21,129     21,129,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,048,375,322)++...............             $865,461,941
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,050,393,246.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $    865,462
Collateral for Securities Loaned............................        52,468
Cash........................................................             1
Receivables:
  Dividends and Interest....................................           633
  Investment Securities Sold................................         2,533
  Securities Lending........................................            32
  Fund Shares Sold..........................................         1,013
                                                              ------------
    TOTAL ASSETS............................................       922,142
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................        52,468
  Investment Securities Purchased...........................        17,695
  Due to Advisor............................................            20
Accrued Expenses and Other Liabilities......................            58
                                                              ------------
    TOTAL LIABILITIES.......................................        70,241
                                                              ------------
NET ASSETS..................................................  $    851,901
                                                              ============

SHARES OUTSTANDING, $.01 PAR VALUE
(Unlimited Number of Shares Authorized).....................    85,779,368
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $       9.93
                                                              ============
Investments at Cost.........................................  $  1,048,375
                                                              ============

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $  1,048,988
Accumulated Net Investment Income (Loss)....................           388
Accumulated Net Realized Gain (Loss)........................       (14,562)
Unrealized Appreciation (Depreciation) of Investment
Securities..................................................      (182,913)
                                                              ------------
    TOTAL NET ASSETS........................................  $    851,901
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $   7,944
  Interest..................................................               283
  Income from Securities Lending............................               509
                                                                     ---------
        TOTAL INVESTMENT INCOME.............................             8,736
                                                                     ---------
EXPENSES
  Advisory Services.........................................               294
  Accounting & Transfer Agent Fees..........................               352
  Custodian Fees............................................                94
  Legal Fees................................................                11
  Audit Fees................................................                13
  Shareholders' Reports.....................................                19
  Trustees' Fees and Expenses...............................                 7
  Other.....................................................                12
                                                                     ---------
        Total Expenses......................................               802
                                                                     ---------
  NET INVESTMENT INCOME (LOSS)..............................             7,934
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....            59,084
  Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (149,677)
                                                                     ---------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................           (90,593)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS..................................................         $ (82,659)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                          YEAR
                                                                     YEAR ENDED          ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2002              2001
                                                                     -----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $    7,934        $   8,317
  Net Realized Gain (Loss) on Investment Securities Sold....             59,084           12,940
  Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................           (149,677)          73,456
                                                                     ----------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
        Operations..........................................            (82,659)          94,713
                                                                     ----------        ---------
Distributions From:
  Net Investment Income.....................................             (8,137)          (8,455)
  Net Short-Term Gains......................................             (4,872)         (32,039)
  Net Long-Term Gains.......................................             (7,758)         (87,551)
                                                                     ----------        ---------
        Total Distributions.................................            (20,767)        (128,045)
                                                                     ----------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................            348,458          248,398
  Shares Issued in Lieu of Cash Distributions...............             20,303          127,076
  Shares Redeemed...........................................           (404,516)        (119,211)
                                                                     ----------        ---------
        Net Increase (Decrease) from Capital Share
        Transactions........................................            (35,755)         256,263
                                                                     ----------        ---------
        Total Increase (Decrease)...........................           (139,181)         222,931
NET ASSETS
    Beginning of Period.....................................            991,082          768,151
                                                                     ----------        ---------
    End of Period...........................................         $  851,901        $ 991,082
                                                                     ==========        =========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             31,359           22,411
    Shares Issued in Lieu of Cash Distributions.............              1,875           12,464
    Shares Redeemed.........................................            (36,939)         (11,227)
                                                                     ----------        ---------
                                                                         (3,705)          23,648
                                                                     ==========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                           THE U.S. SMALL CAP SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....   $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
                            --------     --------     --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.09         0.10         0.11         0.10         0.10
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......      (1.00)        1.24         0.65         1.83        (1.28)
                            --------     --------     --------     --------     --------
Total from Investment
  Operations.............      (0.91)        1.34         0.76         1.93        (1.18)
                            --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.10)       (0.10)       (0.11)       (0.11)       (0.10)
  Net Realized Gains.....      (0.14)       (1.83)       (1.22)       (1.04)       (1.08)
                            --------     --------     --------     --------     --------
Total Distributions......      (0.24)       (1.93)       (1.33)       (1.15)       (1.18)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
  Period.................   $   9.93     $  11.08     $  11.67     $  12.24     $  11.46
                            ========     ========     ========     ========     ========
Total Return.............      (8.42)%      13.08%        6.48%       18.62%       (8.98)%

Net Assets, End of Period
  (thousands)............   $851,901     $991,082     $768,151     $586,086     $546,803
Ratio of Expenses to
  Average Net Assets.....       0.08%        0.08%        0.08%        0.09%        0.09%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.81%        0.94%        0.99%        0.89%        0.88%
Portfolio Turnover
  Rate...................         34%          13%          38%          29%          29%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series of which The U.S. Small Cap Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities in the amount of $4,347.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    5. RECLASSIFICATION: Distributions of net gains on the Statement of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases.........................................  $328,262
Sales.............................................   378,859

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..................... $ 137,169
Gross Unrealized Depreciation.....................  (322,100)
                                                   ---------
    Net........................................... $(184,931)
                                                   =========

    At November 30, 2002, the Series had a capital loss carryforward for federal income tax purposes of approximately $12,545,000, which will expire on November 30, 2010.

    During the year ended November 30, 2002, the Series realized approximately $71,526,000 of net capital gains resulting from in-kind redemptions, in which shareholders of the Series elected to exchange shares of the Series for securities rather than cash. Because such gains are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each Portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings by the Series under the line were as follows:

  WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
   AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
-------------  ------------  -----------  --------  ---------------
  2.47%         $1,416,500          6       $584      $1,816,000

    There were no outstanding borrowings under the line of credit at November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank for the year ended November 30, 2002.

G. SECURITIES LENDING

    As of November 30, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of c securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30%. The repurchase agreements with JPMorgan Securities and UBS Warburg, comprising the pooled cash account bear interest at 1.30% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of the portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                   MARKET                       COST/VALUE OF
                                  VALUE OF        VALUE OF       POOLED CASH   VALUE OF COLLATERAL
                                SECURITIES ON  COLLATERAL AND      ACCOUNT       FROM REPURCHASE
                                    LOAN       INDEMNIFICATION   INVESTMENT        AGREEMENTS
                                -------------  ---------------  -------------  -------------------
The U.S. Small Cap Series.....   $48,309,383     $52,468,243     $52,468,243       $53,747,145

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. SMALL CAP SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.